As filed with the Securities and Exchange Commission on February 10, 2023
Securities Act File No. 333-248085
Investment Company Act File No. 811-23603

UNITED STATES
SECURITIES AND EXCHANGE COMMISSION
Washington D.C. 20549

FORM N-1A
REGISTRATION STATEMENT UNDER THE SECURITIES ACT OF 1933	☒
Pre-Effective Amendment No.	☐
Post-Effective Amendment No. 3	☒
and/or
REGISTRATION STATEMENT UNDER THE INVESTMENT COMPANY ACT OF 1940	☒
Amendment No. 4	☒
(Check appropriate box or boxes)

THE ALGER ETF TRUST
(Exact Name of Registrant as Specified in Charter)
100 Pearl Street, 27th Floor, New York, New York	10004
(Address of Principal Executive Offices)	(Zip Code)
Registrant’s Telephone Number, including Area Code: 212-806-8800

Tina Payne, Esq. Fred Alger Management, LLC 100 Pearl Street, 27th Floor New York, NY 10004 (Name and Address of Agent for Service)	Copy to: Nicole M. Runyan, Esq. Kirkland & Ellis LLP 601 Lexington Avenue New York, NY 10022
Approximate Date of Proposed Public Offering:

It is proposed that this filing will become effective (check appropriate box):
☒	immediately upon filing pursuant to paragraph (b)
☐	on (date) pursuant to paragraph (b)
☐	60 days after filing pursuant to paragraph (a)
☐	on (date) pursuant to paragraph (a)
☐	75 days after filing pursuant to paragraph (a)(2)
☐	on (date) pursuant to paragraph (a)(2) of rule 485
If appropriate, check the following box:
☐	This post-effective amendment designates a new effective date for a previously filed post-effective amendment.
Title of Securities Being Registered: Shares of beneficial interest, par value $0.001 per share.

Prospectus February 10, 2023
	Ticker Symbol	Listing Exchange
Alger Weatherbie Enduring Growth ETF	AWEG	NYSE Arca, Inc.
The Exchange-Traded Fund (“ETF”) is different from traditional ETFs.
Traditional ETFs tell the public what assets they hold each day. The ETF will not. This may create additional risks for your investment. For example:
•
You may have to pay more money to trade the ETF’s shares. The ETF will provide less information to traders, who tend to charge more for trades when they have less information.
•
The price you pay to buy ETF shares on an exchange may not match the value of the ETF’s portfolio. The same is true when you sell shares. These price differences may be greater for the ETF compared to other ETFs because the ETF provides less information to traders.
•
These additional risks may be even greater in bad or uncertain market conditions.
The differences between the ETF and other ETFs may also have advantages. By keeping certain information about the ETF secret, the ETF may face less risk that other traders can predict or copy its investment strategies. This may improve the ETF’s performance. If other traders are able to copy or predict the ETF’s investment strategies, however, this may hurt the ETF’s performance.
For additional information regarding the unique attributes and risks of the ETF, see the Share Price and Distributions section of this Prospectus and the Non-Transparent ETF Risks in the Principal Risks section of this Prospectus.

The Securities and Exchange Commission has not determined if the information in this Prospectus is accurate or complete, nor has it approved or disapproved these securities. It is a criminal offense to represent otherwise.

Table of Contents
THE ALGER ETF TRUST
2	Summary Section
	2	Alger Weatherbie Enduring Growth ETF
8	Investment Objective, Principal Investment Strategies and Related Risks
	8	Investment Objective
	8	Principal Investment Strategies
	10	Principal Risks
14	Management and Organization
	14	Manager
	14	Sub-Adviser
	14	Portfolio Managers Jointly and Primarily Responsible for Day-to-Day Management of the Fund
14	Investing in the Fund
15	Share Price and Distributions
17	Taxes
18	Additional Information
19	Disclosure of Portfolio Holdings
20	Hypothetical Investment and Expense Information
20	Financial Highlights
Back Cover:For Fund Information

Prospectus 2/21

Summary Section
Alger Weatherbie Enduring Growth ETF
Investment Objective
Alger Weatherbie Enduring Growth ETF seeks long-term capital appreciation.
Fund Fees and Expenses
This table describes the fees and expenses that you may pay if you buy, hold and sell shares of the Fund. You may pay other fees, such as brokerage commissions and other fees to financial intermediaries, which are not reflected in the tables and examples below.
Shareholder Fees
(fees paid directly from your investment)
Alger Weatherbie Enduring Growth ETF
None
Annual Fund Operating Expenses
(expenses that you pay each year as a percentage of the value of your investment)
Alger Weatherbie Enduring Growth ETF
Management Fees	0.55%
Distribution and/or Service (12b-1) Fees*	None
Other Expenses**	0.70%
Total Annual Fund Operating Expenses	1.25%
Fee Waiver and/or Expense Reimbursement***	(0.60)%
Total Annual Fund Operating Expenses After Fee Waiver and/or Expense Reimbursement	0.65%
*
The Fund has adopted a Rule 12b-1 plan that allows the Fund to pay annual fees not to exceed 0.25% to the Fund’s distributor for distribution and individual shareholder services; however, the Board of Trustees has determined not to authorize payment of a 12b-1 plan fee at this time, and for at least one year from the effective date of this prospectus.
**
“Other Expenses” are based on estimated amounts for the current fiscal year.
***
Fred Alger Management, LLC (the “Manager”) has contractually agreed to waive fees or reimburse expenses (excluding acquired fund fees and expenses, taxes, brokerage and extraordinary expenses, to the extent applicable) through April 30, 2025 to the extent necessary to limit the total annual fund operating expenses of the Fund to 0.65% of the Fund’s average daily net assets. This expense reimbursement may only be amended or terminated prior to its expiration date by agreement between the Manager and the Fund’s Board of Trustees, and will terminate automatically in the event of termination of the Investment Management Agreement. The Manager may recoup any fees waived or expenses reimbursed pursuant to the contract; however, the Fund will only make repayments to the Manager if such repayment does not cause the Fund’s expense ratio after the repayment is taken into account, to exceed both (i) the expense cap in place at the time such amounts were waived or reimbursed, and (ii) the Fund’s current expense cap. Such recoupment is limited to two years from the date the amount is initially waived or reimbursed.
Example
The following example is intended to help you compare the cost of investing in the Fund with the cost of investing in other funds. The example assumes that you invest $10,000 in the Fund for the time periods indicated, that your investment has a 5% return each year and that the Fund’s operating expenses remain the same. The one-year example and the period of the three-year example through April 30, 2025 are based on net operating expenses, which reflect the contractual expense limitation agreed to by the Manager. Although your actual costs may be higher or lower, based on these assumptions you would pay the following expenses if you redeemed your shares at the end of each period:
	1 Year	3 Years
Alger Weatherbie Enduring Growth ETF	$66	$274
Portfolio Turnover
The Fund pays transaction costs, such as commissions, when it buys and sells securities (or "turns over" its portfolio). A higher portfolio turnover rate may indicate higher transaction costs and may result in higher taxes when Fund shares are held in a taxable account. These costs, which are not reflected in annual fund operating expenses or in the example, affect the Fund's performance. No portfolio turnover rate is included for the Fund because the Fund has not yet commenced operations.

Prospectus 3/21

Principal Investment Strategy
The Fund is sub-advised by Weatherbie Capital, LLC (“Weatherbie” or the “Sub-Adviser”), an affiliate of the Manager (Weatherbie and the Manager, collectively referred to as the “Manager,” where applicable).  Subject to the general supervision by the Fund’s Board of Trustees, the Manager oversees Weatherbie and evaluates its performance results. The Manager reviews portfolio performance, compliance with investment guidelines and federal securities laws, and changes in key personnel of Weatherbie. Weatherbie is primarily responsible for the day-to-day management of the Fund’s portfolio, including purchases and sales of individual securities.
The Fund invests primarily in equity securities of mid-cap growth companies with an environmental, social and governance (“ESG”) rating of medium or better, as rated by Sustainalytics, a third-party ESG rating agency (“Sustainalytics” or the “ESG Rating Agency”), at the time of purchase. Sustainalytics provides ESG ratings that measure a company’s exposure to ESG risks and how well the company is managing those risks. Using its proprietary methodology, as described below, Sustainalytics rates companies on a scale of 0 to 100, with 0 to 10 representing negligible ESG risk, 10 to 20 representing low ESG risk, 20 to 30 representing medium ESG risk, 30 to 40 representing high ESG risk, and 40 and higher representing severe ESG risk.
Under normal circumstances, 80% of companies in the Fund’s portfolio, based on net assets, will have a Sustainalytics ESG rating. The Sustainalytics ESG ratings for this portion of the portfolio will have a weighted average of 25 or better. For determining the weighted average, the Sustainalytics ESG rating of a security comprising a higher percentage of the portfolio will have a greater impact than the Sustainalytics ESG rating of a security with a lower percentage of the portfolio on the weighted average ESG rating of this portion of the portfolio. As a result, the Fund may invest in companies with Sustainalytics ESG ratings above and below 25, although the Fund will not invest in a company if, as a result, the weighted average of the applicable portion of its portfolio would exceed a Sustainalytics ESG rating of 25. In addition, the Fund will not invest in a company with a Sustainalytics ESG rating of 40 or above (i.e., severe ESG risk) at the time of purchase. If an existing portfolio holding’s ESG rating is adjusted by Sustainalytics to 40 or higher, Weatherbie will sell that portfolio holding within six months, subject to its fiduciary obligations to the Fund, although the Fund may continue to hold that investment if Sustainalytics readjusts the company’s ESG rating back to below 40 as a result of positive actions taken by the company to reduce its ESG risk rating.
Although the Fund expects to invest primarily in companies with ESG ratings provided by Sustainalytics, certain investments may not be rated by Sustainalytics. Reasons for this may be because (i) Sustainalytics does not include the company in its rating universe; and (ii) of timing differences between when the Fund may invest in a company and when, and if, that company receives an ESG rating from Sustainalytics. With respect to (ii) for example, Sustainalytics may take time to rate a particular company when it is newly publicly traded or as a result of a corporate action, such as a merger, spin-off or restructuring. The Fund may hold up to three securities totaling no more than 20% of the Fund’s net assets in securities, without a Sustainalytics ESG rating. If a company does receive an ESG rating from Sustainalytics, Weatherbie will include that company as part of the portion of the Fund’s portfolio that is required to maintain a weighted average ESG rating of 25 or better.
In effecting the Fund’s investment strategy, Weatherbie initially employs fundamental analysis to identify innovative and dynamic companies that demonstrate promising growth potential such as strong earnings growth and sound stock market values. Weatherbie then uses Sustainalytics’ ESG ratings to determine whether an identified company is an appropriate investment for the Fund, including determining the impact that the investment would have on the Sustainalytics ESG rating of the Fund’s portfolio on a weighted average basis. In selecting and monitoring investments for the Fund, Weatherbie conducts due diligence on Sustainalytics, reviews the Sustainalytics ESG ratings of existing and potential portfolio investments, and separately engages with identified companies to determine whether a company’s Sustainalytics ESG rating seems consistent with the company’s practices. As part of Weatherbie’s fundamental analysis when considering investing in a company without a Sustainalytics ESG rating, Weatherbie will consider the company’s ESG record in addition to the company’s overall growth potential.
With respect to its ESG ratings, Sustainalytics arrives at an ESG risk score for each company it rates by assessing the company’s exposure to material ESG risks and assessing how well management manages the company’s exposure to those risks. Regarding assessing exposure to material ESG risks, Sustainalytics uses a variety of criteria, which may change from time to time as part of its ratings process. The environmental criteria include, but are not limited to, climate change (carbon, energy efficiency, fines), natural resources (water stress, biodiversity), pollution and waste (air/water pollution, waste management), and environmental opportunities (clean technology, green building, renewable energy). The social criteria include, but are not limited to, human capital (labor management, development, supply chain, health and safety, employee sentiment, diversity), product liability (safety and quality, consumer satisfaction), stakeholder opposition (controversial sourcing), social opportunities (access to finance, healthcare, communications, nutrition and health, philanthropy), and board composition (diversity). The governance criteria include, but are not limited to, corporate governance (board, executive pay, ownership structure, accounting and disclosures, audit committee structure) and corporate behavior (business ethics, anti-competition strategies, corruption, lobbying, political contributions, shareholder rights). The overall Sustainalytics risk score for each company is a measure of whether or not, and how well, a company has responded to the various material ESG risks to which it is exposed.

Prospectus 4/21

In evaluating a particular company’s ESG rating, as well as the Fund’s weighted average ESG rating, the Fund relies exclusively on ratings provided by Sustainalytics. Sustainalytics periodically assesses companies for their exposure to and management of ESG risks and opportunities based on data collected from company filings, public disclosures and other sources.
For purposes of the Fund’s principal investment strategies, “mid-cap companies” are those companies that, at the time of purchase of the securities, primarily have total market capitalization within the range of (i) companies included in the Russell Midcap Growth Index, as reported by the index at the most recent quarter end, or (ii) $1 billion to $25 billion. At December 31, 2022, the companies in this index ranged from $735.7 million to $ 52.8 billion. Because of the Fund’s long-term approach to investing, it could have a significant portion of its assets invested in securities of issuers that have appreciated beyond the market capitalization thresholds noted.
The Fund intends to invest a substantial portion of its assets in a smaller number of issuers. Generally, the Fund will own no more than 30 holdings. As a result, the Fund is a non-diversified investment company, which means the performance results of any one position may have a greater impact on the Fund’s performance. Fund holdings may differ from this number for any reason. Such reasons may be, among others, because of extreme market volatility, such as when the Fund has entered a temporary defensive position. Additionally, the Fund may temporarily exceed the stated number of holdings when it acquires a new holding and determines that it is in the best interests of shareholders to sell an existing holding over a period of time, instead of immediately selling the entire holding.
The Fund may invest a significant portion of its assets in securities of companies conducting business within a single sector.
The Fund may sell a stock when it reaches a target price, it fails to perform as expected, or other opportunities appear more attractive.
The Fund is a non-diversified and non-transparent, actively managed exchange-traded fund (“ETF”) that does not seek to replicate the performance of a specified index.
The Fund operates in reliance on an exemptive order (the “Order”) from the Securities and Exchange Commission (the “SEC”), which limits the types of investments the Fund may hold to those listed in the Fund’s application for the Order. Under the terms of the Order, the Fund is permitted to invest only in exchange-traded funds, exchange-traded notes, exchange listed common stocks, exchange-traded preferred stocks, exchange-traded ADRs, exchange-traded real estate investment trusts, exchange-traded commodity pools, exchange-traded metal trusts, exchange-traded currency trusts and exchange-traded futures that trade on a U.S. exchange contemporaneously with the Fund’s shares, as well as cash and cash equivalents (which are short-term U.S. Treasury securities, government money market funds, and repurchase agreements). The Fund’s investment strategies and practices, including those listed above, are subject to these limitations.
The Fund invests in cash (and cash equivalents) when the Fund is unable to find enough attractive long-term investments to meet its investment objective, in the event of a large redemption order from an Authorized Participant and/or when the Sub-Adviser believes it is advisable to do so during times of short-term market volatility. During these times, cash (and cash equivalents) will not exceed 15% of the Fund’s net assets.
Principal Risks
An investment in the Fund involves risks. The Fund’s share price may go down, which means you could lose money. An investment in the Fund is not a deposit of a bank and is not insured or guaranteed by the Federal Deposit Insurance Corporation or any other government agency. The following is a summary description of principal risks involved in investing in the Fund.
Non-Transparent ETF Risks
•
Non-Transparent ETF Structure Risk – Unlike traditional ETFs, the Fund does not provide daily disclosure of its portfolio holdings. Instead, the Fund provides a verified intraday indicative value (“VIIV”), calculated and disseminated every second throughout the trading day. The VIIV is intended to provide investors and other market participants with enough information to allow for an effective arbitrage mechanism that will attempt to keep the market price of the Fund at or close to the underlying net asset value (“NAV”) per share of the Fund. There is, however, a risk, which may increase during periods of market disruption or volatility, that market prices may vary significantly from the underlying NAV of the Fund. Similarly, because the Fund’s shares trade on the basis of a published VIIV, they may trade at a wider bid/ask spread than shares of ETFs that publish their portfolio holdings on a daily basis, especially during periods of market disruption or volatility, and therefore, may cost investors more to trade. Although the Fund seeks to benefit from keeping its portfolio information confidential, some market participants may attempt to use the VIIV to identify the Fund’s trading strategy, which if successful, could result in such market participants engaging in certain predatory trading practices that may have the potential to harm the Fund and its shareholders.
•
Trading Issues Risk – Trading in Fund shares on NYSE Arca, Inc. (the “Listing Exchange”) may be halted in certain circumstances. If at any time the securities representing 10% or more of the Fund’s portfolio become subject to a trading halt or otherwise do not have readily available market quotations, the Manager will request the Listing Exchange to halt trading of the Fund. There

Prospectus 5/21

may be other instances that require a trading halt. Specifically, if there is a discrepancy of sufficient magnitude in the Fund’s VIIV calculation, the Manager will request the Listing Exchange to halt trading. This “circuit breaker” is designed to prevent the VIIV from reflecting outlier prices.
•
Early Close/Trading Halt Risk – An exchange or market may close early or issue trading halts on portfolio securities. In times of market volatility, if trading is halted in some of the securities that the Fund holds, there may be a disconnect between the market price of those securities and the market price of the Fund. If at any time the securities representing 10% or more of the Fund’s portfolio become subject to a trading halt or otherwise do not have readily available market quotations, the Manager will request the Listing Exchange to halt trading on the Fund, meaning that investors would not be able to trade their shares. During any such trading halt, the VIIV would continue to be calculated and disseminated. Trading halts may have a greater impact on the Fund than traditional ETFs because of its lack of transparency. Additionally, the Manager monitors the bid and ask quotations for the securities the Fund holds, and, if it determines that such a security does not have readily available market quotations (such as during an extended trading halt), it will post that fact and the name and weighting of that security in the Fund’s VIIV calculation on the Fund’s web site. This information should permit market participants to calculate the effect of that security on the VIIV calculation, determine their own fair value of the disclosed portfolio security, and better judge the accuracy of that day’s VIIV for the Fund. An extended trading halt in a portfolio security could exacerbate discrepancies between the VIIV and the Fund’s NAV.
•
Authorized Participant/ AP Representative Concentration Risk – The creation and redemption process for the Fund occurs through a confidential brokerage account (“Confidential Account”) with an agent, called an “AP Representative,” on behalf of authorized participants who have entered into agreements with the Fund’s distributor (“Authorized Participants”) and Confidential Account agreements with an AP Representative. Each day, the AP Representative will be given the names and quantities of the securities to be deposited, in the case of a creation, or redeemed, in the case of a redemption (a “Basket”), allowing the AP Representative to buy and sell positions in the portfolio securities to permit creations or redemptions on the Authorized Participant’s behalf, without disclosing the information to the Authorized Participant. The Fund may have a limited number of institutions that act as Authorized Participants and AP Representatives, none of which are obligated to engage in creation or redemption transactions. To the extent that these institutions exit the business or are unable to proceed with creation and/or redemption orders with respect to the Fund and no other Authorized Participant is able to step forward to process creation and/or redemption orders, Fund shares may trade at a discount to NAV and possibly face trading halts and/or delisting. This risk may be more pronounced in volatile markets, potentially where there are significant redemptions in ETFs generally. The fact that the Fund is offering a novel and unique structure may result in fewer entities willing to act as Authorized Participants and AP Representatives. During times of market stress, Authorized Participants may be more likely to step away from this type of ETF than a traditional ETF.
•
Market Trading Risk – The Fund faces numerous market trading risks, including disruptions to creations and redemptions, the existence of extreme market volatility, or potential lack of an active trading market for shares that may result in shares trading at a significant premium or discount to NAV and/or in a reduced liquidity of the Funds’ shares. During such periods, shareholders may be unable to sell their shares, or may incur significant losses when selling shares.
•
Premium/Discount Risk – Shares of the Fund are listed for trading on the Listing Exchange and are bought and sold in the secondary market at market prices that may differ from their most recent NAV. The market value of the Fund’s shares will fluctuate, in some cases materially, in response to changes in the Fund’s NAV, the intraday value of the Fund’s holdings, and the relative supply and demand for the Fund’s shares on the Listing Exchange. Although the Fund is intended to provide investors with enough information to allow for an effective arbitrage mechanism that will keep the market price of the Fund at or close to the Fund’s NAV, there is a risk (which may increase during periods of market disruption or volatility) that market prices for Fund shares will vary significantly from the Fund’s NAV. This risk may be greater for the Fund than for traditional ETFs that disclose their full portfolio holdings on a daily basis because the publication of the VIIV does not provide the same level of transparency as the publication of the full portfolio by a fully transparent active ETF. This could cause the Fund’s shares to have wider bid/ask spreads and larger premiums/discounts than fully transparent ETFs using the same investment strategies. During such periods, you may be unable to sell your shares or may incur significant losses if you sell your shares. There are various methods by which investors can purchase and sell shares and various types of orders that may be placed. Investors should consult their financial intermediary before purchasing or selling shares of the Fund. If a shareholder purchases shares at a time when the market price is at a premium to the NAV or sells shares at a time when the market price is at a discount to the NAV, the shareholder may pay significantly more or receive significantly less than the underlying value of the Fund shares and may sustain losses. The Fund cannot predict whether shares will trade above (premium), below (discount) or at NAV.
Investment Risk – An investment in the Fund is subject to investment risk, including the possible loss of the entire principal amount that you invest.
Market Risk – Your investment in Fund shares represents an indirect investment in the securities owned by the Fund. The value of these securities, like other investments, may move up or down, sometimes rapidly and unpredictably. Local, regional or global events such as environmental or natural disasters, war, terrorism, pandemics, outbreaks of infectious diseases, and similar public health threats, recessions, or other events could have a significant impact on the Fund and its investments.

Prospectus 6/21

Equity Securities Risk – As with any fund that invests in stocks, your investment will fluctuate in value, and the loss of your investment is a risk of investing. The Fund’s price per share will fluctuate due to changes in the market prices of its investments. Also, the Fund’s investments may not grow as fast as the rate of inflation and stocks tend to be more volatile than some other investments you could make, such as bonds.
Environmental, Social and/or Governance Sustainability-Related Securities Risk – The Sub-Adviser’s use of an ESG Rating Agency to implement the Fund’s investment strategy may result in the selection or exclusion of securities of certain issuers in and from the Fund’s portfolio for reasons other than financial performance, and carries the risk that the Fund’s investment returns may underperform funds that do not utilize an ESG Rating Agency or employ another type of ESG investment strategy. The application of this strategy may affect the Fund’s investment exposure to certain companies, sectors, regions, countries or types of investments, which could negatively impact the Fund’s performance depending on whether such investments are in or out of favor. In evaluating a particular issuer’s ESG rating, as well as the Fund’s weighted average ESG rating, the Sub-Adviser relies exclusively on the ESG Rating Agency and, therefore, is dependent upon information and data from the ESG Rating Agency that may be incomplete or inaccurate, or that may present conflicting information and data with respect to an issuer than other third party ESG data providers utilized throughout the industry. Determining a company’s ESG rating is inherently subjective and the ESG Rating Agency’s assessment of a company, based on the ESG Rating Agency’s proprietary methodology may differ from that of other third party ESG rating agencies, other funds, or an investor. As a result, the Fund may invest in companies that do not reflect the beliefs or values of any particular investor and may not be deemed to exhibit positive or favorable ESG characteristics if different metrics or ESG rating agencies were used to evaluate them. ESG standards differ by region and industry, and a company’s ESG practices or the ESG Rating Agency’s assessment of a company’s ESG practices may change over time.
Small Number of Holdings Risk – Under normal circumstances, the Fund invests in a small number of issuers. Therefore, the Fund’s performance may be more vulnerable to changes in the market value of a single issuer and more susceptible to risks associated with a single economic, political, or regulatory occurrence than a fund that has a higher number of holdings.
Mid Cap Securities Risk – There may be greater risk in investing in medium-capitalization companies rather than larger, more established companies due to such factors as inexperienced management and limited product lines or financial resources. It may also be difficult or impossible to liquidate a security position at a time and price acceptable to the Fund because of the potentially less frequent trading of stocks of smaller market capitalization.
Growth Securities Risk – Prices of growth stocks tend to be higher in relation to their companies’ earnings and may be more sensitive to market, political and economic developments than other stocks, making their prices more volatile. An investment in the Fund may be better suited to investors who seek long-term capital growth and can tolerate fluctuations in their investment’s value.
Sector Risk – The Fund may have a significant portion of its assets invested in securities of companies conducting business within a single sector. Companies in the same sector may be similarly affected by economic, regulatory, political or market events or conditions, which may make the Fund more vulnerable to unfavorable developments in that sector than a fund that has a more diversified portfolio. Generally, the more broadly the Fund invests, the more it spreads risk and potentially reduces the risks of loss and volatility.
Non-Diversification Risk – The Fund is a non-diversified investment company. Therefore, the Fund’s performance may be more vulnerable to changes in the market value of a single issuer and more susceptible to risks associated with a single economic, political, or regulatory occurrence than a fund that has a diversified portfolio.
Portfolio Turnover (Active Trading) Risk – Because the Fund may engage in active trading of portfolio securities, it may incur increased transaction costs and brokerage commissions, both of which can lower the actual return on an investment. Active trading may also increase short-term gains and losses, which may affect the taxes a shareholder has to pay.
Cash Position Risk – At times, the Fund may hold up to 15% of its net assets in cash (and cash equivalents), which may underperform relative to equity securities. U.S. Treasury obligations are backed by the “full faith and credit” of the U.S. government and generally have negligible credit risk. Investments in government money market funds are subject to interest rate risk, credit risk, and market risk. Interest rate risk is the risk that rising interest rates could cause the value of such an investment to decline. Credit risk is the risk that the issuer, guarantor or insurer of an obligation, or the counterparty to a transaction, may fail or become less able or unwilling to make timely payment of interest or principal or otherwise honor its obligations, or that it may default completely. If the other party to a repurchase agreement defaults on its obligation under the agreement, the Fund may suffer delays and incur costs or lose money in exercising its rights under the agreement. If the seller fails to repurchase the security and the market value of the security declines, the Fund may lose money.

Prospectus 7/21

Performance
No performance information will be presented until the Fund has been in operation for a full calendar year. Annual performance information gives some indication of the risks of an investment in the Fund by comparing the Fund’s performance with a broad measure of market performance. The Fund’s past performance (before and after taxes) is not necessarily an indication of how the Fund will perform in the future. Updated performance information is available on the Fund’s website at www.alger.com.
Management
Investment Manager	Portfolio Managers Jointly and Primarily Responsible for Day-to-Day Management of the Fund
Fred Alger Management, LLC

Sub-Adviser
Weatherbie Capital, LLC*	H. George Dai, Ph.D. Chief Investment Officer and Senior Portfolio Manager Since Inception
Joshua D. Bennett, CFA Chief Operating Officer and Senior Portfolio Manager Since Inception
*
Weatherbie, an affiliate of the Manager, sub-advises the Fund subject to the Manager’s supervision and approval.
When a Fund is co-managed, the responsibilities of such portfolio managers may be shared, divided or otherwise assigned based on various factors including, but not limited to, level of Fund assets to be managed, their overall experience, their sector expertise, and such other factors as the Manager believes are most efficient and effective. In all cases, each portfolio manager collaborates with the other portfolio manager(s) and analysts to develop overall strategy, outlook, and themes, which impact industry, sector and security allocations in the Fund. Responsibilities amongst portfolio managers may be fully or partially allocated to one of the portfolio managers for the purposes of day-to-day portfolio management and stock selection, implementation of trades, strategic and performance oversight, risk management, or oversight of guidelines, whether externally driven or internally developed by the Manager.
Shareholder Information
Purchasing and Redeeming Fund Shares
Individual Fund shares may only be bought and sold in the secondary market through a broker or dealer at a market price. Because ETF shares trade at market prices rather than NAV, shares may trade at a price greater than NAV (premium) or less than NAV (discount). An investor may incur costs attributable to the difference between the highest price a buyer is willing to pay to purchase shares of the Fund (bid) and the lowest price a seller is willing to accept for shares of the Fund (ask) when buying or selling shares in the secondary market (the “bid-ask spread”). Once the Fund commences operations, recent information, including information on the Fund’s NAV, market price, premiums and discounts, and bid-ask spreads, will be available on the Fund’s website at www.alger.com.
Tax Information
The Fund’s distributions may be taxable as ordinary income or capital gains. The Fund is actively managed, and as a result, investors may receive capital gains distributions annually.
Payments to Broker-Dealers and Other Financial Intermediaries
If you purchase the Fund through a broker-dealer or other financial intermediary (such as a bank), the Manager or the Fund’s distributor may pay the intermediary for the sale of Fund shares and related services. These payments may create a conflict of interest by influencing the broker-dealer or other intermediary and your financial professional to recommend the Fund over another investment. Ask your financial professional or visit your financial intermediary’s website for more information.

Prospectus 8/21

Investment Objective, Principal Investment Strategies and Related Risks
The investment objective, principal strategy and primary risks of the Fund are discussed individually in the Fund’s Summary Section in this Prospectus. The Fund’s investment objective is a non-fundamental investment policy and may be changed by the Board of Trustees (the “Board”) without shareholder approval. The Fund will provide its shareholders with at least 60 days’ prior notice of any change to its investment objective. The Fund may, from time to time, take temporary defensive positions (subject to the limitations on the types of investments the Fund may hold, as listed in the Fund’s application for the Order) that are inconsistent with the Fund’s principal investment strategies in attempting to respond to adverse market, economic, political, or other conditions. The Fund may not achieve its investment objective while in a temporary defensive position.
The Fund is a non-diversified and non-transparent, actively managed ETF that does not seek to replicate the performance of a specified index. The Fund’s past performance (before and after taxes) is not necessarily an indication of how it will perform in the future.
Additional Information About the Fund’s Investment Strategies and Investments
Investment Objective
Alger Weatherbie Enduring Growth Fund seeks long-term capital appreciation.
Principal Investment Strategies
The following are the Fund’s investment process and principal investment strategies. The Fund may invest in other securities that are not its principal strategy, and such strategies and related risks are described in more detail in the Fund’s Statement of Additional Information (“SAI”).
The Fund invests primarily in equity securities. The Fund’s investments in equity securities are primarily in common or preferred stocks, including convertible preferred securities, and American Depositary Receipts. The Fund invests in companies whose securities are traded on a national securities exchange registered with the Securities and Exchange Commission (the “SEC”), and trade contemporaneously with the Fund’s shares. As noted in the Fund’s Summary Section in this Prospectus, the Fund operates in reliance on an exemptive order (the “Order”) from the SEC, which limits the types of investments the Fund may hold to those listed in the Fund’s application for the Order.
The Fund’s investment manager is Fred Alger Management, LLC (“Alger Management” or the “Manager”), and the Fund is sub-advised by Weatherbie Capital, LLC (“Weatherbie” or the “Sub-Adviser”), an affiliate of the Manager (Weatherbie and the Manager, collectively referred to as the “Manager,” where applicable).  Subject to the general supervision by the Board, the Manager oversees Weatherbie and evaluates its performance results. The Manager reviews portfolio performance, compliance with investment guidelines and federal securities laws, and changes in key personnel of Weatherbie. Weatherbie is primarily responsible for the day-to-day management of the Fund’s portfolio, including purchases and sales of individual securities.
The Fund must take into account a company’s market capitalization when considering it for investment. The market capitalization of a company is its price per share multiplied by its number of outstanding shares.
Alger Weatherbie Enduring Growth Fund
The Fund invests primarily in equity securities of mid-cap growth companies with an environmental, social and governance (“ESG”) rating of medium or better, as rated by Sustainalytics, a third-party ESG rating agency (“Sustainalytics” or the “ESG Rating Agency”), at the time of purchase. Sustainalytics provides ESG ratings that measure a company’s exposure to ESG risks and how well the company is managing those risks. Using its proprietary methodology, as described below, Sustainalytics rates companies on a scale of 0 to 100, with 0 to 10 representing negligible ESG risk, 10 to 20 representing low ESG risk, 20 to 30 representing medium ESG risk, 30 to 40 representing high ESG risk, and 40 and higher representing severe ESG risk.
Under normal circumstances, 80% of companies in the Fund’s portfolio, based on net assets, will have a Sustainalytics ESG rating. The Sustainalytics ESG ratings for this portion of the portfolio will have a weighted average of 25 or better. For determining the weighted average (as summarized below), the Sustainalytics ESG rating of a security comprising a higher percentage of the portfolio will have a greater impact than the Sustainalytics ESG rating of a security with a lower percentage of the portfolio on the weighted average ESG rating of this portion of the portfolio. As a result, the Fund may invest in companies with Sustainalytics ESG ratings above and below 25, although the Fund will not invest in a company if, as a result, the weighted average of the applicable portion of its portfolio would exceed a Sustainalytics ESG rating of 25. In addition, the Fund will not invest in a company with a Sustainalytics ESG rating of 40 or above (i.e., severe ESG risk) at the time of purchase. If an existing portfolio holding’s ESG rating is adjusted by Sustainalytics to 40 or higher, Weatherbie will sell that portfolio holding within six months, subject to its fiduciary obligations to the Fund, although the Fund may continue to hold that investment if Sustainalytics readjusts the company’s ESG rating back to below 40 as a result of positive actions taken by the company to reduce its ESG risk rating.

Prospectus 9/21

The weighted average is calculated by multiplying each portfolio holding’s weight by its Sustainalytics ESG rating, then adding each total together to determine the Fund’s weighted ESG rating. For example, to determine the weighted average of (i) a security with an ESG rating of 10 comprising 50% of the Fund’s portfolio, (ii) a security with an ESG rating of 20 comprising 35% of the Fund’s portfolio, and (iii) a security with an ESG rating of 30 comprising 15% of the Fund’s portfolio: first, 10 is multiplied by 50% (for a total of 5), 20 is multiplied by 35% (for a total of 7), and 30 is multiplied by 15% (for a total of 4.5). Then, 5, 7 and 4.5 are added together for a total weighted average ESG rating of 16.5. If a simple average was used, rather than weighted average, the average ESG rating of these three companies would be 20. The previous calculation is only an example made to illustrate how the Fund’s weighted average ESG rating is calculated. The Fund’s actual portfolio will contain more securities and will consist of securities with ESG ratings that are likely to differ from those shown in the example.
Although the Fund expects to invest primarily in companies with ESG ratings provided by Sustainalytics, certain investments may not be rated by Sustainalytics. Reasons for this may be because (i) Sustainalytics does not include the company in its rating universe; and (ii) of timing differences between when the Fund may invest in a company and when, and if, that company receives an ESG rating from Sustainalytics. With respect to (ii) for example, Sustainalytics may take time to rate a particular company when it is newly publicly traded or as a result of a corporate action, such as a merger, spin-off or restructuring. The Fund may hold up to three securities totaling no more than 20% of the Fund’s net assets in securities, without a Sustainalytics ESG rating. If a company does receive an ESG rating from Sustainalytics, Weatherbie will include that company as part of the portion of the Fund’s portfolio that is required to maintain a weighted average ESG rating of 25 or better.
In effecting the Fund’s investment strategy, Weatherbie initially employs fundamental analysis to identify innovative and dynamic companies that demonstrate promising growth potential such as strong earnings growth and sound stock market values. Weatherbie then uses Sustainalytics’ ESG ratings to determine whether an identified company is an appropriate investment for the Fund, including determining the impact that the investment would have on the Sustainalytics ESG rating of the Fund’s portfolio on a weighted average basis. In selecting and monitoring investments for the Fund, Weatherbie conducts due diligence on Sustainalytics, reviews the Sustainalytics ESG ratings of existing and potential portfolio investments, and separately engages with identified companies to determine whether a company’s Sustainalytics ESG rating seems consistent with the company’s practices. As part of Weatherbie’s fundamental analysis when considering investing in a company without a Sustainalytics ESG rating, Weatherbie will consider the company’s ESG record in addition to the company’s overall growth potential.
With respect to its ESG ratings, Sustainalytics arrives at an ESG risk score for each company it rates by assessing the company’s exposure to material ESG risks and assessing how well management manages the company’s exposure to those risks. Regarding assessing exposure to material ESG risks, Sustainalytics uses a variety of criteria, which may change from time to time as part of its ratings process. The environmental criteria include, but are not limited to, climate change (carbon, energy efficiency, fines), natural resources (water stress, biodiversity), pollution and waste (air/water pollution, waste management), and environmental opportunities (clean technology, green building, renewable energy). The social criteria include, but are not limited to, human capital (labor management, development, supply chain, health and safety, employee sentiment, diversity), product liability (safety and quality, consumer satisfaction), stakeholder opposition (controversial sourcing), social opportunities (access to finance, healthcare, communications, nutrition and health, philanthropy), and board composition (diversity). The governance criteria include, but are not limited to, corporate governance (board, executive pay, ownership structure, accounting and disclosures, audit committee structure) and corporate behavior (business ethics, anti-competition strategies, corruption, lobbying, political contributions, shareholder rights). The overall Sustainalytics risk score for each company is a measure of whether or not, and how well, a company has responded to the various material ESG risks to which it is exposed.
In evaluating a particular company’s ESG rating, as well as the Fund’s weighted average ESG rating, the Fund relies exclusively on ratings provided by Sustainalytics. Sustainalytics periodically assesses companies for their exposure to and management of ESG risks and opportunities based on data collected from company filings, public disclosures and other sources.
For purposes of the Fund’s principal investment strategies, “mid-cap companies” are those companies that, at the time of purchase of the securities, primarily have total market capitalization within the range of (i) companies included in the Russell Midcap Growth Index, as reported by the index at the most recent quarter end, or (ii) $1 billion to $25 billion. At December 31, 2022, the companies in this index ranged from $735.7 million to $ 52.8 billion. Because of the Fund’s long-term approach to investing, it could have a significant portion of its assets invested in securities of issuers that have appreciated beyond the market capitalization thresholds noted.
The Fund intends to invest a substantial portion of its assets in a smaller number of issuers. Generally, the Fund will own no more than 30 holdings. As a result, the Fund is a non-diversified investment company, which means the performance results of any one position may have a greater impact on the Fund’s performance. Fund holdings may differ from this number for any reason. Such reasons may be, among others, because of extreme market volatility, such as when the Fund has entered a temporary defensive position. Additionally, the Fund may temporarily exceed the stated number of holdings when it acquires a new holding and determines that it is in the best interests of shareholders to sell an existing holding over a period of time, instead of immediately selling the entire holding.
The Fund may invest a significant portion of its assets in securities of companies conducting business within a single sector.

Prospectus 10/21

The Fund may sell a stock when it reaches a target price, it fails to perform as expected, or other opportunities appear more attractive. As a result, the Fund may engage in active trading of portfolio securities.
The Fund is a non-transparent, actively managed ETF that does not seek to replicate the performance of a specified index.
The Fund operates in reliance on the Order, which limits the types of investments the Fund may hold to those listed in the Fund’s application for the Order. Under the terms of the Order, the Fund is permitted to invest only in ETFs, exchange-traded notes, exchange listed common stocks, exchange-traded preferred stocks, exchange-traded ADRs, exchange-traded real estate investment trusts, exchange-traded commodity pools, exchange-traded metal trusts, exchange-traded currency trusts and exchange-traded futures that trade on a U.S. exchange contemporaneously with the Fund’s shares, as well as cash and cash equivalents (which are short-term U.S. Treasury securities, government money market funds, and repurchase agreements). The Fund’s investment strategies and practices, including those listed above, are subject to these limitations.
The Fund invests in cash (and cash equivalents) when the Fund is unable to find enough attractive long-term investments to meet its investment objective, in the event of a large redemption order from an Authorized Participant and/or when the Sub-Adviser believes it is advisable to do so during times of short-term market volatility. During these times, cash (and cash equivalents) will not exceed 15% of the Fund’s net assets.
Principal Risks
This section contains a discussion of the general risks of investing in the Fund. The “Investment Strategies and Policies” section in the SAI also includes more information about the Fund and its investments and the related risks. An investment in the Fund is not insured or guaranteed by the Federal Deposit Insurance Corporation or by any bank or governmental agency. As with any fund, an investment in the Fund involves risks.
Non-Transparent ETF Risks
•
Non-Transparent ETF Structure Risk – Unlike most ETFs, the Fund does not provide daily disclosure of its portfolio holdings. Instead, the Fund provides a VIIV, calculated and disseminated every second throughout the trading day. The VIIV is intended to provide investors and other market participants with enough information to allow for an effective arbitrage mechanism that will attempt to keep the market price of the Fund at or close to the underlying NAV per share of the Fund. There is, however, a risk that shares of the Fund may trade at a wider bid/ask spread than ETFs that publish their portfolio holdings daily, especially during periods of market disruption or volatility, and therefore, may cost investors more to trade. There is also a risk that the market price may vary significantly from the VIIV and, thus, the underlying value of the Fund. There is also a risk that, despite not disclosing the portfolio holdings each day, some market participants may seek to use publicly available information, including the VIIV, to identify the Fund’s investment strategies and engage in certain predatory trading practices that may have the potential to harm the Fund.
•
Trading Issues Risk – Trading in Fund shares on the Listing Exchange may be halted in certain circumstances. If at any time the securities representing 10% or more of the Fund’s portfolio become subject to a trading halt or otherwise do not have readily available market quotations, the Manager will request the Listing Exchange to halt trading of the Fund. There may be other instances that require a trading halt specific to the VIIV. If there is a discrepancy of sufficient magnitude in the Fund’s VIIV calculation, the Manager will request the Listing Exchange to halt trading. This “circuit breaker” is designed to prevent the VIIV from reflecting outlier prices.
•
Early Close/Trading Halt Risk – An exchange or market may close early or issue trading halts on portfolio securities. In times of market volatility, if trading is halted in some of the securities that the Fund holds, there may be a disconnect between the market price of those securities and the market price of the Fund. If at any time the securities representing 10% or more of the Fund’s portfolio become subject to a trading halt or otherwise do not have readily available market quotations, the Manager will request the Listing Exchange to halt trading on the Fund, meaning that investors would not be able to trade their shares. During any such trading halt, the VIIV would continue to be calculated and disseminated. Trading halts may have a greater impact on the Fund than traditional ETFs because of its lack of transparency. Additionally, the Manager monitors the bid and ask quotations for the securities the Fund holds, and, if it determines that such a security does not have readily available market quotations (such as during an extended trading halt), it will post that fact and the name and weighting of that security in the Fund’s VIIV calculation on the Fund’s web site. This information should permit market participants to calculate the effect of that security on the VIIV calculation, determine their own fair value of the disclosed portfolio security, and better judge the accuracy of that day’s VIIV for the Fund. An extended trading halt in a portfolio security could exacerbate discrepancies between the VIIV and the Fund’s NAV.
•
Authorized Participant / AP Representative Concentration Risk – The creation and redemption process for the Fund occurs through a Confidential Account with an AP Representative on behalf of an Authorized Participant who has entered into a participation agreement with the Fund’s distributor and a Confidential Account agreement with an AP Representative. Each day, the AP Representative will be given the Basket, allowing the AP Representative to buy and sell positions in the portfolio securities to permit creations or redemptions on the Authorized Participant’s behalf, without disclosing the information to the

Prospectus 11/21

Authorized Participant. The Fund may have a limited number of institutions that act as Authorized Participants and AP Representatives, none of which are obligated to engage in creation or redemption transactions. To the extent that these institutions exit the business or are unable to proceed with creation and/or redemption orders with respect to the Fund and no other Authorized Participant is able to step forward to process creation and/or redemption orders, Fund shares may trade at a discount to NAV and possibly face trading halts and/or delisting. This risk may be more pronounced in volatile markets, potentially where there are significant redemptions in ETFs generally. The fact that the Fund is offering a novel and unique structure may result in fewer entities willing to act as Authorized Participants and AP Representatives. During times of market stress, Authorized Participants may be more likely to step away from this type of ETF than a traditional ETF.
•
Market Trading Risk – Although shares of the Fund are listed for trading on one or more stock exchanges, there can be no assurance that an active trading market for such shares will develop or be maintained. There are no obligations of market makers to make a market in the Fund’s shares or of an AP to submit purchase or redemption orders for shares at NAV in aggregations of a specified number of shares (a “Creation Unit”). Decisions by market makers or APs to reduce their role or step away from these activities in times of market stress could inhibit the effectiveness of the arbitrage process in maintaining the relationship between the underlying value of the Fund’s portfolio securities and the Fund’s market price. This reduced effectiveness could result in Fund shares trading at a premium or discount to its NAV. For the life of the Fund, the Manager monitors on an on-going basis how shares of the Fund trade, including the level of any market price premium or discount to NAV and the bid/ask spreads on market transactions. For at least the first three years after launch of the Fund, the Board will promptly meet if, for 30 or more days in any quarter or 15 days in a row, the absolute difference between either the market closing price or the bid/ask price, on one hand, and NAV, on the other, exceeds 1.00% or the bid/ask spread exceeds 1.00%. In such a circumstance, the Board will consider the continuing viability of the Fund, whether shareholders are being harmed, and what, if any, action would be appropriate to among other things, narrow the premium/discount or spread, as applicable. The Board will then decide whether to take any such action. Potential actions may include, but are not limited to, changing lead market makers, listing a Fund on a different exchange, changing the size of Creation Units, changing the Fund’s investment objective or strategy, and liquidating the Fund.
 Secondary market trading in Fund shares may be halted by a stock exchange because of market conditions or other reasons and may be subject to trading halts caused by extraordinary market volatility pursuant to “circuit breaker” rules on the stock exchange or market. There can be no assurance that the requirements necessary to maintain the listing or trading of Fund shares will continue to be met or will remain unchanged. In addition, during a “flash crash,” the market prices of the Fund’s shares may decline suddenly and significantly. Such a decline may not reflect the performance of the portfolio securities held by the Fund. Flash crashes may cause APs and other market makers to limit or cease trading in the Fund’s shares for temporary or longer periods. Shareholders could suffer significant losses to the extent that they sell Fund shares at these temporarily low market prices.
 When buying or selling shares of the Fund through a broker, you may incur a brokerage commission or other charges determined by your broker. In addition, you may incur the cost of the “spread,” that is, any difference between the bid price and the ask price. The spread varies over time for shares of the Fund based on the Fund’s trading volume and market liquidity and is generally lower if the Fund has a lot of trading volume and market liquidity, and higher if the Fund has little trading volume and market liquidity. During times of market stress, spreads may widen causing investors to pay more.
•
Premium/Discount Risk – Shares of the Fund are listed for trading on the Listing Exchange and are bought and sold in the secondary market at market prices that may differ from its most recent NAV. The market value of the Fund’s shares will fluctuate, in some cases materially, in response to changes in the Fund’s NAV, the intraday value of the Fund’s holdings, and the relative supply and demand for the Fund’s shares on the Listing Exchange. Although the Fund is intended to provide investors with enough information to allow for an effective arbitrage mechanism that will keep the market price of the Fund at or close to the Fund’s NAV, there is a risk (which may increase during periods of market disruption or volatility) that market prices for Fund shares will vary significantly from the Fund’s NAV. This risk may be greater for the Fund than for traditional ETFs that disclose their full portfolio holdings on a daily basis because the publication of the VIIV does not provide the same level of transparency as the publication of the full portfolio by a fully transparent active ETF. This could cause the Fund’s shares to have wider bid/ask spread and larger premiums/discount than fully transparent ETFs using the same investment strategies. During such periods, you may be unable to sell your shares or may incur significant losses if you sell your shares. There are various methods by which investors can purchase and sell shares and various types of orders that may be placed. Investors should consult their financial intermediary before purchasing or selling shares of the Fund. If a shareholder purchases shares at a time when the market price is at a premium to the NAV or sells shares at a time when the market price is at a discount to the NAV, the shareholder may pay significantly more or receive significantly less than the underlying value of the Fund shares and may sustain losses. The Fund cannot predict whether shares will trade above (premium), below (discount) or at NAV.
Investment Risk
An investment in the Fund is subject to investment risk, including the possible loss of the entire principal amount that you invest.

Prospectus 12/21

Market Risk
Your investment in Fund shares represents an indirect investment in the securities owned by the Fund. The value of these securities, like other investments, may move up or down, sometimes rapidly and unpredictably. Local, regional or global events such as environmental or natural disasters, war, terrorism, pandemics, outbreaks of infectious diseases, and similar public health threats, recessions, or other events could have a significant impact on the Fund and its investments.
Equity Securities Risk
As with any fund that invests in stocks, your investment will fluctuate in value, and the loss of your investment is a risk of investing. The Fund’s price per share will fluctuate due to changes in the market prices of its investments. Because stock markets tend to move in cycles, stock prices overall may decline. A particular stock’s market value may decline as a result of general market conditions that are not related to the issuing company (e.g., adverse economic conditions or investor sentiment) or due to factors that affect the particular company (e.g., management performance or factors affecting the industry). Also, the Fund’s investments may not grow as fast as the rate of inflation and stocks tend to be more volatile than some other investments you could make, such as bonds.
Environmental, Social and/or Governance Sustainability-Related Securities Risk
The Sub-Adviser’s use of an ESG Rating Agency to implement the Fund’s investment strategy may result in the selection or exclusion of securities of certain issuers in and from the Fund’s portfolio for reasons other than financial performance, and carries the risk that the Fund’s investment returns may underperform funds that do not utilize an ESG Rating Agency or employ another type of ESG investment strategy. The application of this strategy may affect the Fund’s investment exposure to certain companies, sectors, regions, countries or types of investments, which could negatively impact the Fund’s performance depending on whether such investments are in or out of favor. In evaluating a particular issuer’s ESG rating, as well as the Fund’s weighted average ESG rating, the Sub-Adviser relies exclusively on the ESG Rating Agency and, therefore, is dependent upon information and data from the ESG Rating Agency that may be incomplete or inaccurate, or that may present conflicting information and data with respect to an issuer than other third party ESG data providers utilized throughout the industry. Determining a company’s ESG rating is inherently subjective and the ESG Rating Agency’s assessment of a company, based on the ESG Rating Agency’s proprietary methodology may differ from that of other third party ESG rating agencies, other funds, or an investor. As a result, the Fund may invest in companies that do not reflect the beliefs or values of any particular investor and may not be deemed to exhibit positive or favorable ESG characteristics if different metrics or ESG rating agencies were used to evaluate them. ESG standards differ by region and industry, and a company’s ESG practices or the ESG Rating Agency’s assessment of a company’s ESG practices may change over time.
Small Number of Holdings Risk
The Fund’s performance may be more vulnerable to changes in the market value of a single issuer and more susceptible to risks associated with a single economic, political, or regulatory occurrence than a fund that has a higher number of holdings. At times, the performance of shares of particular companies will lag the performance of other sectors or the market as a whole. This risk is magnified when a fund has a small number of holdings. Generally, the more broadly a fund invests, the more it spreads its risks and potentially reduces the risk of loss and volatility.
Mid Cap Securities Risk
There may be greater risk in investing in medium-capitalization companies rather than larger, more established companies due to such factors as inexperienced management and limited product lines or financial resources. It may also be difficult or impossible to liquidate a security position at a time and price acceptable to the Fund because of the potentially less frequent trading of stocks of smaller market capitalization.
Growth Securities Risk
Prices of growth stocks tend to be higher in relation to their companies’ earnings and may be more sensitive to market, political and economic developments than other stocks, making their prices more volatile. An investment in the Fund may be better suited to investors who seek long-term capital growth and can tolerate fluctuations in their investment’s value. Expected growth may not be realized.

Prospectus 13/21

Sector Risk
The Fund may have a significant portion of its assets invested in securities of companies conducting business within a single sector. Companies in the same sector may be similarly affected by economic, regulatory, political or market events or conditions, which may make the Fund more vulnerable to unfavorable developments in that sector than a fund that has a more diversified portfolio. Generally, the more broadly the Fund invests, the more it spreads risk and potentially reduces the risks of loss and volatility.
Non-Diversification Risk
The Fund is a non-diversified investment company. As such, the Fund can invest in fewer individual companies than a diversified investment company. As a result, the Fund’s performance may be more vulnerable to changes in the market value of a single issuer and more susceptible to risks associated with a single economic, political, or regulatory occurrence than a fund that has a diversified portfolio. This risk is magnified compared to a fund that invests more broadly.
Portfolio Turnover (Active Trading) Risk
If the Fund engages in active trading of portfolio securities, it may incur increased transaction costs and brokerage commissions, both of which can lower the actual return on an investment. Active trading may also increase short-term gains and losses, which may affect the taxes a shareholder has to pay.
Cash Position Risk
The Fund may hold up to 15% of its net assets in cash (or cash equivalents) at any time or for an extended time and may hold a significant portion of its assets in cash (or cash equivalents) when taking a temporary defensive position, as described under “Temporary Defensive Investments.” The Sub-Adviser will determine the amount of the Fund’s assets to be held in cash (or cash equivalents) at its sole discretion, based on such factors as it may consider appropriate under the circumstances. To the extent the Fund holds assets in cash and is otherwise uninvested, the ability of the Fund to meet its objective may be limited. If the Fund holds a large cash position, the Fund may under-perform relative to equity securities. U.S. Treasury obligations are backed by the “full faith and credit” of the U.S. government and generally have negligible credit risk. Investments in government money market funds are subject to interest rate risk, credit risk, and market risk. Interest rate risk is the risk that rising interest rates could cause the value of such an investment to decline. Credit risk is the risk that the issuer, guarantor or insurer of an obligation, or the counterparty to a transaction, may fail or become less able or unwilling to make timely payment of interest or principal or otherwise honor its obligations, or that it may default completely. If the other party to a repurchase agreement defaults on its obligation under the agreement, the Fund may suffer delays and incur costs or lose money in exercising its rights under the agreement. If the seller fails to repurchase the security and the market value of the security declines, the Fund may lose money.
Temporary Defensive Investments Risk
In times of adverse or unstable market, economic or political conditions, the Fund may invest up to 100% of its assets in cash and cash equivalents (i.e., short-term U.S. Treasury securities, government money market funds and repurchase agreements) for temporary defensive reasons. This is to attempt to protect the Fund’s assets from a temporary, unacceptable risk of loss, rather than directly to promote the Fund’s investment objective; however, it could reduce the benefit from any upswing in the market. The Fund may not achieve its investment objective, and a Fund’s investments may not be consistent with its principal investment strategies, while in a temporary defensive position.

Prospectus 14/21

Management and Organization
Manager
Fred Alger Management, LLC
100 Pearl Street, 27th Floor
New York, NY 10004
The Manager has been an investment adviser since 1964, and manages investments totaling (at December 31, 2022) approximately $21.7 billion. The Manager is responsible for providing a continuous investment program for the Fund, making decisions with respect to all purchases and sales of assets, and placing orders for the investment and reinvestment of Fund assets. The Manager also arranges for transfer agency, custody and all other services necessary for the Fund to operate. Additionally, the Manager provides certain administrative services to the Fund. These management responsibilities are subject to the supervision of the Board. A discussion of the Trustees’ basis for approving the advisory contract with respect to the Fund will be available in the Fund’s first available annual or semi-annual report to shareholders for its most recent December 31 fiscal year end or June 30 semi-annual fiscal year end. The Fund will pay the Manager a fee at the annual rate of 0.55% based on a percentage of average daily net assets.
The Manager has made contractual commitments to the Fund to waive its fee and/or reimburse the Fund for expenses to the extent necessary to maintain the Fund’s total annual operating expenses at or below certain levels. This limitation does not apply to acquired fund fees and expenses, taxes, brokerage and extraordinary expenses, to the extent applicable. The agreement runs through April 30, 2025 and may only be amended or terminated prior to its expiration date by agreement between the Manager and the Board, and will terminate automatically in the event of termination of the Investment Management Agreement. Such waiver/reimbursement arrangements are as follows: Alger Weatherbie Enduring Growth ETF – 0.65%. The Manager may recoup any fees waived or expenses reimbursed pursuant to the contract; however, the Fund will only make repayments to the Manager if such repayment does not cause the Fund’s expense ratio after the repayment is taken into account, to exceed both (i) the expense cap in place at the time such amounts were waived or reimbursed, and (ii) the Fund’s current expense cap. Such recoupment is limited to two years from the date the amount is initially waived or reimbursed.
Sub-Adviser
Weatherbie Capital, LLC
265 Franklin Street, Suite 1603
Boston, Massachusetts 02110
The Manager has engaged Weatherbie, an affiliate of the Manager, to serve as the Fund’s sub-adviser under a sub-investment advisory agreement between the Manager and the Sub-Adviser. Weatherbie is a registered investment adviser formed in 1995. As of December 31, 2022, Weatherbie had approximately $2.9 billion in assets under management. The Manager pays a sub-advisory fee to the Sub-Adviser out of its own resources at no additional charge to the Fund. Alger Management and Weatherbie are both wholly-owned subsidiaries of Alger Group Holdings, LLC.
Portfolio Managers Jointly and Primarily Responsible for Day-to-Day Management of the Fund
Fund	Portfolio Managers	Since
Alger Weatherbie Enduring Growth Fund	H, George Dai, Ph.D. Joshua D. Bennett, CFA	Inception Inception
•
Mr. Bennett is the Chief Operating Officer of Weatherbie and a Senior Portfolio Manager. He joined Weatherbie in 2007.
•
Dr. Dai is the Chief Investment Officer of Weatherbie and a Senior Portfolio Manager. He joined Weatherbie in 2001.
The SAI provides additional information about the portfolio managers’ compensation, other accounts that they manage, and their ownership of securities of the Fund(s) that they manage.
Investing in the Fund
Buying and Selling Shares
Shares of the Fund may be acquired or redeemed directly from the Fund only in Creation Units or multiples thereof. Only an Authorized Participant may engage in creation and redemption transactions directly with the Fund. Once created, shares of the Fund generally trade in the secondary market in amounts less than a Creation Unit. Individual Fund shares may only be bought and sold in the secondary market through a broker or dealer at market price.

Prospectus 15/21

Shares of the Fund are listed on the Listing Exchange, a national securities exchange, for trading during the trading day. Shares can be bought and sold throughout the trading day like shares of other publicly traded companies. The Trust does not impose any minimum investment for shares of the Fund purchased on an exchange.
The Fund’s primary listing exchange is NYSE Arca, Inc., which is open for trading Monday through Friday and is closed on weekends and the following holidays: New Year’s Day, Martin Luther King, Jr. Day, Washington’s Birthday, Good Friday, Memorial Day, Juneteenth National Independence Day, Independence Day, Labor Day, Thanksgiving Day and Christmas Day.
Additional information regarding the purchase and redemption of Fund shares can be found in the “Creation and Redemption of Creation Units” section of the SAI.
Book Entry
Shares of the Fund are held in book-entry form, which means that no share certificates are issued. The Depository Trust Company (“DTC”) or its nominee is the record owner of all outstanding shares of the Fund.
Investors owning shares of the Fund are beneficial owners as shown on the records of DTC or its participants. DTC serves as the securities depository for shares of the Fund. DTC participants include securities brokers and dealers, banks, trust companies, clearing corporations and other institutions that directly or indirectly maintain a custodial relationship with DTC. As a beneficial owner of shares, you are not entitled to receive physical delivery of stock certificates or to have shares registered in your name, and you are not considered a registered owner of shares. Therefore, to exercise any right as an owner of shares, you must rely upon the procedures of DTC and its participants. These procedures are the same as those that apply to any other securities that you hold in book-entry or “street name” form.
Frequent Trading
The Board has not adopted a policy of monitoring for frequent purchases and redemptions of Fund shares. The Board believes that a frequent trading policy is unnecessary because Fund shares are listed for trading on a national securities exchange. Therefore, it is unlikely that a shareholder could take advantage of a potential arbitrage opportunity presented by a lag between a change in the value of the Fund’s portfolio securities after the close of the primary markets for the Fund’s portfolio securities and the reflection of that change in the Fund’s NAV, because the Fund generally sells and redeems its shares directly through transactions that are in-kind and/or for cash, subject to the conditions described in the “Creation and Redemption of Creation Units” section of the SAI.
Investments by Other Investment Companies
Section 12(d)(1) of the Investment Company Act of 1940, as amended (the “1940 Act”) restricts investments by investment companies in the securities of other investment companies. Registered investment companies are permitted to invest in the Fund beyond the limits set forth in Section 12(d)(1), subject to certain terms and conditions set forth in SEC rules. In order for an unaffiliated registered investment company to invest in shares of the Fund beyond the limitations of Section 12(d)(1) pursuant to Rule 12d1-4 under the 1940 Act, the registered investment company must, among other items, enter into an agreement with the Trust.
Share Price and Distributions
Share Price
The secondary market price of shares trading on the Listing Exchange is based on a current bid/ask market. The secondary market price of the Fund’s shares generally differs from the Fund’s daily NAV and, like the price of all traded securities, is affected by market forces such as supply and demand, economic conditions and other factors such as the current VIIV (described below).
Because the shares are traded in the secondary market, a broker may charge a commission to execute a transaction in shares, and an investor also may incur the cost of the spread between the price at which a dealer will buy shares and the somewhat higher price at which a dealer will sell shares.
The Verified Intraday Indicative Value
Information regarding the intraday value of shares of the Fund, also known as the VIIV, is calculated and disseminated every second throughout each trading day by the Listing Exchange or by market data vendors or other information providers. It is available on www.alger.com and on websites that publish updated market quotations during the trading day, like Yahoo Finance (https://finance.yahoo.com), by searching for the Fund’s ticker plus the extension IV, though some websites require their own unique extensions. The VIIV is based on the current market value of the securities in the Fund’s portfolio that day. The VIIV is intended to provide investors and other market participants with a highly correlated per share value of the underlying portfolio that can be compared to the current market price. To calculate the VIIV, the Fund employs two separate calculation engines to

Prospectus 16/21

provide two independently calculated sources of intraday indicative values (calculation engines). The Fund then uses a pricing verification agent to continuously compare the data from both the calculations engines on a real time basis. If during the process of real time price verification, the indicative values from the calculation engines differ by more than 25 basis points for 60 consecutive seconds, the pricing verification agent will alert the Manager, which will request that the Listing Exchange halt trading of the Fund’s shares until the two indicative values come back into line.
The Fund has adopted policies and procedures concerning the calculation and dissemination of its VIIV and the Manager bears responsibility for the oversight of that process. As part of that oversight process, periodically, but no less frequently than annually, the Manager reviews these procedures. In accordance with these procedures, the portfolio used for calculating the VIIV will be the same portfolio used to calculate the Fund’s NAV for that business day. The VIIV will be calculated to the nearest penny by dividing the “Intraday Fund Value” as of the time of the calculation by the number of total Fund shares outstanding. Intraday Fund Value is the sum of the Fund’s assets (e.g., the amount of cash and cash equivalents held in the Fund’s portfolio, the current value of the securities positions in the Fund’s portfolio, plus any accrued interest, and declared but unpaid dividends) minus all accrued liabilities. All portfolio securities will be valued by the calculation engines throughout the trading day at the mid-point between the current national best bid and national best offer as disseminated by the Consolidated Quotation System or UTP Plan Securities Information Processor. The methodology used to calculate the Fund’s VIIV is available on www.alger.com.
Although the VIIV is intended to provide investors with enough information to allow for an effective arbitrage mechanism that will keep the market price of the Fund at or close to the underlying NAV per share of the Fund, there is a risk (which may increase during periods of market disruption or volatility) that market prices will vary significantly from the underlying NAV of the Fund. ETFs trading on the basis of a published VIIV may trade at a wider bid/ask spread than ETFs that publish their portfolios on a daily basis, especially during periods of market disruption or volatility, and therefore, may cost investors more to trade. Although the Fund seeks to benefit from not disclosing its portfolio information daily, market participants may attempt to use the VIIV to identify the Fund’s trading strategy, which if successful, could result in such market participants engaging in certain predatory trading practices that may have the potential to harm the Fund and its shareholders.
To the extent a portfolio holding does not have a readily available market quotation, the Fund will make public the identity of the holding and its weight in the VIIV, thus making the holding fully transparent. If at any time 10% or more of the securities in the Fund’s portfolio become subject to a trading halt or otherwise do not have readily available market quotations, the Manager will ask the Listing Exchange to halt trading of the Fund. Trading halts may have a greater impact on the Fund compared to other ETFs because it is less transparent.
Net Asset Value
The value of one share is its net asset value, or “NAV.” The Fund values its financial instruments at fair value using independent dealers or pricing services under policies approved by the Board. Investments held by the Fund are valued on each day the New York Stock Exchange (the “NYSE”) is open, as of the close of the NYSE (normally 4:00 p.m. Eastern Time).
NAV of the Fund is computed by adding together the value allocable to the Fund’s investments plus cash and other assets, subtracting applicable liabilities and then dividing the result by the number of outstanding shares of the Fund.
Investments in money market funds and short-term securities held by the Fund with maturities of 60 days or less are valued at their amortized cost which does not take into account unrealized capital gains or losses and approximates market value.
Equity securities are valued at the last quoted sales price or official closing price on the primary market or exchange on which they are traded as reported by an independent pricing service. In the absence of quoted sales, such securities are valued at the bid price or, in the absence of a recent bid price, the equivalent as obtained from one or more of the major market makers for the securities to be valued.
Securities for which market quotations are not readily available are valued at fair value pursuant to procedures approved by the Board.
The Fund’s valuation techniques are generally consistent with either the market or the income approach to fair value. The market approach considers prices and other relevant information generated by market transactions involving identical or comparable assets to measure fair value. The income approach converts future amounts to a current, or discounted, single amount. These fair value measurements are determined on the basis of the value indicated by current market expectations about such future events. Because of the inherent uncertainty and often limited markets for restricted securities, the valuations assigned to such securities by the Fund may significantly differ from the valuations that would have been assigned by the Fund had there been an active market for such securities.
The Board has designated the Manager as the “Valuation Designee” to make fair value pricing determinations for portfolio securities held by the Fund. The Manager has established a Valuation Committee, comprised of representatives of the Manager and officers of the Trust to assist the Manager in carrying out its duties to the Fund as Valuation Designee. The Valuation Designee

Prospectus 17/21

reports its fair valuation determinations and related valuation information to the Board. The Board is responsible for review and oversight of the Valuation Designee. While the meetings are held on an as-needed basis, the Valuation Committee generally meets quarterly to review and evaluate the effectiveness of the procedures for making fair value determinations. The Valuation Designee considers, among other things, pricing comparisons between primary and secondary price sources, the outcome of price challenges put to the Fund’s pricing vendor, and variances between transactional prices and the previous day’s price.
The Fund’s website, which is publicly accessible at no charge, contains, on a per share basis, the prior business day’s NAV and market closing price or bid/ask price of the shares, a calculation of the premium or discount of the market closing price or bid/ask price against such NAV, and any other required information about premiums and discounts. The website also discloses the Fund’s median bid/ask spread information for the most recent 30-day period on a rolling basis.
Taxes
The following discussion is a very general summary of the federal income tax consequences of holding shares in the Fund. This summary applies only to shareholders that are U.S. residents for tax purposes and hold their shares as capital assets. This summary does not address shareholders subject to special rules, such as those who hold shares of the Fund through an IRA, 401(k) plan, or other tax-advantaged account, or non-U.S. shareholders. The discussion is limited to federal income tax matters, and does not address state, local, foreign or non-income taxes. Further information regarding tax considerations applicable to the Fund, to its qualification and taxation as a regulated investment company for U.S. federal income tax purposes, and to the acquisition, ownership, and disposition of shares in the Fund is included in the SAI. Because each shareholder’s circumstances are different and special tax rules may apply, shareholders should consult their tax advisors about federal, state, local, foreign and non-income tax considerations that may be relevant to their particular situation.
Distributions
The Fund declares and pays dividends and distributions annually. Distributions of net capital gain reported by the Fund as capital gain dividends are taxable to shareholders as long-term capital gain regardless of how long a shareholder has owned its shares. Noncorporate shareholders ordinarily pay tax at reduced rates on long-term capital gain. Distributions of investment income that the Fund reports as “qualified dividend income” may be eligible to be taxed to noncorporate shareholders at the reduced rates applicable to long-term capital gain if certain requirements are satisfied.
If the Fund’s distributions exceed current and accumulated earnings and profits, the excess will generally be considered a return of capital. A return of capital distribution generally will not be taxable but will reduce the shareholder's cost basis and will result in a higher capital gain or lower capital loss when those shares on which the distribution was received are sold. Once a shareholder's cost basis is reduced to zero, further distributions will be treated as capital gain.
A shareholder may want to avoid buying shares shortly before the Fund is about to declare a dividend or capital gain distribution because the dividend or distribution will be taxable to the shareholder even though it may economically represent a return of a portion of the shareholder’s investment.
Sale of Shares of the Fund
Capital gain or loss realized upon a sale of shares of the Fund generally is treated as long-term gain or loss if the shares have been held for more than one year. Any capital gain or loss realized upon a sale of shares of the Fund held for one year or less generally is treated as short-term gain or loss, except that any capital loss on the sale of shares held for six months or less is treated as long-term capital loss to the extent that capital gain dividends were paid with respect to those shares.
If a loss is realized on the sale of shares of the Fund, the reinvestment in additional shares of that Fund within 30 days before or after the sale generally will be subject to the “wash sale” rules, in which case the shareholder’s ability to report a loss would be deferred.
Net Investment Income Tax
A Medicare contribution tax is imposed at the rate of 3.8% on all or a portion of the net investment income of U.S. individuals with income exceeding specified thresholds, and on all or a portion of undistributed net investment income of certain estates and trusts. Net investment income for this purpose generally includes dividends and capital gain distributions paid by the Fund and gain on the redemption or sale of shares of the Fund.
Withholding
A shareholder may be subject to backup withholding at the applicable federal withholding tax rate on taxable dividends, capital gains distributions and proceeds from the sale of shares of the Fund if the shareholder fails to certify that their social security number or tax identification number is correct and that they are not subject to withholding.

Prospectus 18/21

Creation Units
An Authorized Participant that exchanges securities for Creation Units generally will recognize a gain or a loss, except as described in the subsequent paragraph. The gain or loss will be equal to the difference between the market value of the Creation Units at the time and the sum of the Authorized Participant’s aggregate basis in the securities surrendered plus the amount of cash paid for the Creation Units. An Authorized Participant that redeems Creation Units generally will recognize a gain or (subject to the subsequent sentence) loss equal to the difference between the Authorized Participant’s basis in the Creation Units and the sum of the aggregate market value of any securities received plus the amount of any cash received for the Creation Units. It is unclear whether any loss realized upon an exchange of securities for Creation Units would be immediately deductible or would be required to be deferred under the “wash sale” rules or on the basis that there has been no significant change in economic position.
Any gain or loss realized on the creation of Creation Units will be treated as capital gain or loss if the Authorized Participant holds the securities exchanged therefor as capital assets, and generally will be treated as long-term capital gain or loss if the securities exchanged for such Creation Units have been held for more than one year. Similarly, any gain or loss realized upon a redemption of Creation Units will be treated as capital gain or loss if the Authorized Participant holds the shares of the Fund comprising the Creation Units as capital assets, and otherwise will be ordinary income or loss, and generally will be treated as long-term capital gain or loss if the Fund shares comprising the Creation Units have been held for more than one year, and otherwise generally will be short-term capital gain or loss. Any capital loss realized upon a redemption of Creation Units held for six months or less will be treated as a long-term capital loss to the extent of any amounts treated as distributions to the applicable Authorized Participant of long-term capital gain with respect to the Creation Units (including any amounts credited to the Authorized Participant as undistributed capital gains).
The Fund has the right to reject an order for Creation Units if the Authorized Participant (or group of Authorized Participants) would, upon obtaining the Fund shares so ordered, own 80% or more of the outstanding shares of the Fund and if, pursuant to section 351 of the Internal Revenue Code, the Fund would have a basis in any securities different from the market value of such securities on the date of deposit. The Fund also has the right to require information necessary to determine beneficial Fund shares ownership for purposes of the 80% determination. If the Fund does issue Creation Units to an Authorized Participant (or group of Authorized Participants) that would, upon obtaining the shares so ordered, own 80% or more of the outstanding shares of the Fund, the Authorized Participant (or group of Authorized Participants) generally would not recognize gain or loss upon the exchange of securities for Creation Units.
Authorized Participants purchasing or redeeming Creation Units should consult their own tax advisors with respect to the tax treatment of any creation or redemption transaction.
Additional Information
Premium/Discount Information
The Fund’s website includes additional quantitative information that is updated on a daily basis, including, on a per share basis for the Fund, the prior business day’s NAV and market closing price or bid/ask price and a calculation of the premium or discount of the market closing price or bid/ask price against such NAV. In addition, the Fund posts a table showing the number of days the Fund’s shares traded at a premium or a discount and a line graph showing the Fund share premiums or discounts during the most recently completed calendar year and most recently completed calendar quarters since that year (or the life of the fund, if shorter). If the Fund’s premium or discount is greater than 2% for more than seven consecutive trading days, the website will contain disclosure to that effect along with a discussion of the factors that are reasonably believed to have materially contributed to the premium or discount.
Service, Distribution, and Administrative Fees
Rule 12b-1 under the 1940 Act permits investment companies that adopt a written plan to pay certain expenses associated with the distribution of their shares out of fund assets. The Board has adopted a 12b-1 plan that allows the Fund to pay annual fees not to exceed 0.25% to Fred Alger & Company, LLC (the “Distributor”), the Fund’s distributor, for distribution and individual shareholder services. However, the Board has determined not to authorize payment of a 12b-1 plan fee at this time.
Because these fees are paid out of the Fund’s assets on an ongoing basis, to the extent that a fee is authorized, over time these fees will increase the cost of your investment and may cost you more than paying other types of sales charges.
The Manager or its affiliates (collectively, “Alger”) may make payments to intermediaries for various additional services, other expenses and/or the intermediaries’ distribution of the Fund out of their profits or other available sources. Such payments may be made for one or more of the following: (1) distribution, which may include expenses incurred by intermediaries for their sales activities with respect to the Fund, such as preparing, printing and distributing sales literature and advertising materials and compensating registered representatives or other employees of such financial intermediaries for their sales activities, as well as the opportunity for the Fund to be made available by such intermediaries; (2) shareholder services, such as providing individual

Prospectus 19/21

and custom investment management services to clients of the financial intermediaries; and (3) marketing and promotional services, including business planning assistance, educating personnel about the Fund, and sponsorship of sales meetings, which may include covering costs of providing speakers, meals and other entertainment. Alger may pay partnership and/or sponsorship fees to support seminars, conferences, and other programs designed to educate intermediaries about the Fund and may cover the expenses associated with attendance at such meetings, including travel costs. Alger also may pay fees related to obtaining data regarding intermediary or financial professional activities to assist Alger with sales reporting, business intelligence, and training and education opportunities. These payments and activities are intended to provide an incentive to intermediaries to sell the Fund by educating them about the Fund and helping defray the costs associated with offering the Fund. These payments may create a conflict of interest by influencing the intermediary to recommend the Fund over another investment. Ask your salesperson or visit your financial intermediary’s website for more information. The amount of any payments described by this paragraph is determined by Alger, and all such amounts are paid out of their available assets, and not paid by you or the Fund. As a result, the total expense ratio of the Fund will not be affected by any such payments.
Other Information
Other Payments by the Fund. Certain Financial Intermediaries perform networking, sub-transfer agency, sub-accounting, recordkeeping and/or administrative services for their clients that would otherwise be performed by the transfer agent, Brown Brothers Harriman & Co. (the “Transfer Agent”). In addition to fees that the Fund may pay to a Financial Intermediary for distribution and/or shareholder servicing (12b-1), and fees the Fund pays to the Transfer Agent, the Distributor, on behalf of the Fund, may enter into agreements with Financial Intermediaries pursuant to which the Fund will pay a Financial Intermediary for such services. These payments are generally based on either (1) a percentage of the average daily net assets of Fund shareholders serviced by a Financial Intermediary or (2) a fixed dollar amount for each account serviced by a Financial Intermediary. The aggregate amount of these payments may be substantial.
The Distributor may pay partnership and/or sponsorship fees to support seminars, conferences, and other programs designed to educate intermediaries about the Fund and may cover the expenses associated with attendance at such meetings, including travel costs. The Distributor also may pay fees related to obtaining data regarding Financial Intermediary or financial advisor activities to assist the Distributor with sales reporting, business intelligence, and training and education opportunities. These payments and activities are intended to provide an incentive to Financial Intermediaries to sell the Fund by educating them about the Fund and helping defray the costs associated with offering the Fund. These payments may create a conflict of interest by influencing the Financial Intermediary to recommend the Fund over another investment. Ask your salesperson or visit your Financial Intermediary’s website for more information. The amount of any payments described by this paragraph is determined by the Manager or the Distributor, and all such amounts are paid out of their legitimate profits, and not paid by you or the Fund. As a result, the total expense ratio of the Fund will not be affected by any such payments.
Additional Compensation. From time to time the Distributor, at its expense from its legitimate profits, may compensate Financial Intermediaries who are instrumental in effecting investments by their clients or customers in the Fund, in an amount up to 1% of the value of those investments. The Distributor may also from time to time, at its expense from its own resources, make payments to Financial Intermediaries that provide shareholder servicing, or transaction processing, with such payments structured as a percentage of gross sales, a percentage of net assets, and/or as a fixed dollar amount (the latter as a per account fee or as reimbursement for transactions processing and transmission charges). The Distributor determines whether to make any additional cash payments and the amount of any such payments in response to requests from Financial Intermediaries, based on factors the Distributor deems relevant. Factors considered by the Distributor generally include the Financial Intermediary’s reputation, ability to attract and retain assets for the Fund, expertise in distributing a particular class of shares of the Fund, entry into target markets, and/or quality of service. In addition, the Distributor may make payments to dealer firms in the form of payments for marketing support, seminar support, training meetings, or comparable expenses in the discretion of the Distributor. Please contact your Financial Intermediary for details about revenue sharing payments it may receive. Any payments described above will not change the price paid by investors for the purchase of shares of the Fund or the amount of proceeds received by the Fund on the sale of shares.
Householding. To reduce expenses, only one copy of most financial reports and prospectuses may be mailed to households, even if more than one person in a household holds shares of the Fund. Call an Alger Funds Representative at (800) 223-3810 if you need additional copies of financial reports or prospectuses, or download them at www.alger.com. If you do not want the mailing of these documents to be combined with those for other members of your household, contact Alger Funds in writing at Alger Family of Funds, c/o Brown Brothers Harriman & Co., 50 Post Office Square, Boston, Massachusetts, 02110.
Disclosure of Portfolio Holdings
For a discussion of the Fund’s policies and procedures regarding the selective disclosure of its portfolio holdings, please see the SAI. The Fund makes publicly available its month-end top 5 holdings with a 10 day lag and its month-end full portfolio with a 60 day lag on its website www.alger.com.

Prospectus 20/20

Hypothetical Investment and Expense Information
Hypothetical investment and expense information, which is not required to be included in this Prospectus by the SEC, is presented in the chart below. This information is intended to reflect the annual and cumulative effect of the Fund’s expenses, including management fees and other Fund costs, on the Fund’s total return based on NAV over a 10-year period. The example assumes the following:
•
You invest $10,000 in the Fund and hold it for the entire 10-year period; and
•
Your investment has a 5% return before expenses each year.
There is no assurance that the annual expense ratio will be the expense ratio for the Fund classes for any of the years shown. To the extent that the Manager and any of its affiliates alter any fee waivers and/or expense reimbursements pursuant to a voluntary or contractual arrangement, your actual expenses may be higher or lower. This is only a hypothetical presentation made to illustrate what expenses and returns would be under the above scenarios. Your actual expenses and returns are likely to differ (higher or lower) from those shown below.
Alger Weatherbie Enduring Growth ETF
	Year 1	Year 2	Year 3	Year 4	Year 5	Year 6	Year 7	Year 8	Year 9	Year 10
Expense Ratio	0.65%	0.65%	1.25%	1.25%	1.25%	1.25%	1.25%	1.25%	1.25%	1.25%
Cumulative Gross Return	5.00%	10.25%	15.76%	21.55%	27.63%	34.01%	40.71%	47.75%	55.13%	62.89%
Cumulative Net Return	4.35%	8.89%	12.97%	17.21%	21.60%	26.16%	30.90%	35.80%	40.90%	46.18%
End Investment Balance	$10,435	$10,889	$11,297	$11,721	$12,160	$12,616	$13,090	$13,580	$14,090	$14,618
Annual Expense	$66	$69	$139	$144	$149	$155	$161	$167	$173	$179
Financial Highlights
The financial highlights are not available at this time for the Fund because the Fund has not commenced operations prior to the date of this Prospectus. Financial information, when available, will be included in the Fund’s next annual or semiannual report.

For Fund Information:
By Telephone:	(800) 223-3810
By Mail:	Alger Family of Funds c/o Brown Brothers Harriman & Co. 50 Post Office Square Boston, Massachusetts 02110
Online	Text versions of Fund documents can be downloaded from the following sources:
• The Funds: www.alger.com
• SEC (EDGAR data base): www.sec.gov
Statement of Additional Information
For more detailed information about the Fund and its policies, please read the Fund’s SAI, which is incorporated by reference into (is legally made a part of) this Prospectus. You can get a free copy of the SAI by calling the Fund’s toll-free number, at the Fund’s website at www.alger.com or by writing to the address above. The SAI is on file with the SEC.
Annual and Semi-Annual Reports
Additional information about the Fund’s investments is available in the Fund’s annual and semi-annual reports to shareholders. In the Fund’s annual report you will find a discussion of the market conditions and investment strategies that significantly affected the Fund’s performance during the period covered by the report. You can receive free copies of these reports by calling the Fund’s toll-free number, at the Fund’s website at www.alger.com or by writing to the address above. Copies can also be obtained for a duplicating fee by E-mail request to publicinfo@sec.gov. Fund documents are also available on the EDGAR database on the SEC’s Internet site at www.sec.gov.
Quarterly Fund Holdings
The Fund’s most recent month end portfolio holdings are available approximately sixty days after month-end on the Fund’s website at www.alger.com. The Fund also files its complete schedule of portfolio holdings with the SEC for the first and third quarter of each fiscal year as an exhibit to Form N-PORT and semi-annually on Form N-CSR. Forms N-PORT and N-CSR are available online on the SEC’s website at www.sec.gov. A copy of the most recent quarterly holdings may also be obtained from the Fund by calling (800) 223-3810.
Alger Electronic Delivery Service
The Fund provides you with an enhancement of your ability to access Fund documents online. When Fund documents such as prospectuses and annual and semi-annual reports are available, you will be sent an e-mail notification with a link that will take you directly to the Fund information on the Fund’s website. To sign up for this free service, enroll at www.icsdelivery.com/alger.
ActiveShares® Methodology
The Fund utilizes the ActiveShares® methodology licensed from Precidian Investments, LLC (“Precidian”). Precidian’s products and services are protected by domestic and international intellectual property protections, including, without limitation, the following issued patents and pending patent applications: 7813987, 8285624, 7925562, 13011746, 14528658, 14208966, 16196560.
Distributor: Fred Alger & Company, LLC
The Alger ETF Trust    SEC File #811-23603
EGETF

STATEMENT OF ADDITIONAL INFORMATION
February 10, 2023
The Alger ETF Trust
The Alger ETF Trust (the “Trust”) is a Massachusetts business trust, registered with the Securities and Exchange Commission (the “SEC”) as an investment company, that offers interests in the following Funds:
	Ticker Symbol	Listing Exchange
Alger Weatherbie Enduring Growth ETF	AWEG	NYSE Arca, Inc.
This Statement of Additional Information is not a prospectus. It contains additional information about the Fund and supplements information in the Trust’s Prospectus dated February 10, 2023. It should be read together with the Prospectus, which may be obtained free of charge by writing Alger Family of Funds, c/o Brown Brothers Harriman & Co., 50 Post Office Square, Boston, Massachusetts 02110, or by calling (800) 223-3810, or by visiting http://www.alger.com.

The Fund

The Alger ETF Trust (the “Trust”) is an open-end management investment company, registered under the Investment Company Act of 1940, as amended, the (“1940 Act”), and organized as a Massachusetts business trust. Alger Weatherbie Enduring Growth ETF (“Enduring Growth” or the “Fund”), described in this Statement of Additional information (“SAI”), is a separate series of the Trust. The Trust has other series, which are not offered in this SAI. The Fund has its own investment objective, strategies, assets, and tax identification and stock registration numbers.
The Fund offers and issue shares at its net asset value per share (“NAV”) only in aggregations of a specified number of shares (a “Creation Unit”), generally in exchange for a designated portfolio of securities (including any portion of such securities for which cash may be substituted) (“Deposit Securities”), together with the deposit of a specified cash payment (“Cash Component”). Shares of the Fund are listed for trading on NYSE Arca, Inc., a national securities exchange (the “Listing Exchange”). Shares of the Fund are traded in the secondary market and elsewhere at market prices that may be at, above or below the Fund’s NAV. Shares of the Fund are redeemable only in Creation Units, generally in exchange for portfolio securities and a Cash Component. Creation Units typically are a specified number of shares, generally 12,500 or multiples thereof. All orders to purchase Creation Units must be placed by or through authorized participants (“Authorized Participants” or “APs”) who have entered into agreements with Fred Alger & Company, LLC (“Alger LLC” or the “Distributor”), a registered broker-dealer and the Fund’s distributor. Each AP will establish and maintain a confidential brokerage account with an agent (an “AP Representative”), for the benefit of the AP, in order to engage in in-kind creation and redemption activity with the Fund.
Creations and redemptions of Creation Units may be made in whole or in part on a cash basis, rather than in-kind, solely under the exceptional circumstances described in the Cash Purchase Method section of this SAI. Shares may be issued in advance of receipt of Deposit Securities, subject to various conditions, including a requirement to maintain with the Trust a cash deposit equal to at least 105% and up to 115%, which percentage the Trust may change from time to time, of the market value of the omitted Deposit Securities. Transaction fees and other costs associated with creations or redemptions that include a cash portion may be higher than the transaction fees and other costs associated with in-kind creations or redemptions. In all cases, transaction fees will be limited in accordance with the requirements of the Securities and Exchange Commission (“SEC”) rules and regulations applicable to management investment companies offering redeemable securities.
For more information on creations and redemptions of Creation Units, see the “Creation and Redemption of Creation Units” section of this SAI.
Exchange Listing and Trading

A discussion of exchange listing and trading matters associated with an investment in the Fund is contained in the “Investing in the Fund” section of the Fund’s prospectus. The discussion below supplements and should be read in conjunction with the prospectus.
Shares of the Fund are listed for trading, and trade throughout the day, on the Listing Exchange and in other secondary markets. Shares of the Fund may also be listed on certain non-U.S. exchanges. There can be no assurance that the requirements of the Listing Exchange necessary to maintain the listing of shares of the Fund will continue to be met.
As in the case of other publicly traded securities, a broker may charge a commission to execute a transaction in shares, and an investor also may incur the cost of the spread between the price at which a dealer will buy shares and the somewhat higher price at which a dealer will sell shares.
To provide additional information regarding the indicative value of shares of the Fund, an updated verified intraday indicative value (“VIIV”) will be disseminated every second during regular U.S. market trading hours through the facilities of the Consolidated Tape Association, or through other widely disseminated means, for the Fund as calculated by a verification agent based on two independent pricing sources.
The VIIV will not publish when the Listing Exchange is closed due to holiday or other extraordinary event. Trading hours for regular trading days are 9:30 - 4:00 p.m. Eastern Time. The Fund’s VIIV is based on a securities component and a cash component which comprises that day’s portfolio holdings, which is provided to the verification agent prior to that Business Day’s (as defined below) commencement of trading. The VIIV is intended to provide investors and other market participants with a highly correlated per share value of the underlying portfolio that can be compared to current market price.
The pricing source used to calculate the VIIV will be the midpoint of the national best bid and national best offer (“NBBO”) of each respective security as published on the consolidated tape. The VIIV is calculated by taking the sum of the product of the market price of every component in the Fund’s portfolio and the number of shares in the Fund of the respective component and then subsequently dividing the sum by the number of Fund shares outstanding.
The VIIV is calculated on two independent pricing engines (referred to as: VIIV1, VIIV2). VIIV1 is transmitted to the Listing Exchange. VIIV2 is used for verification. A verification engine compares the output of these two values. In the event the values differ by more than 25bps (0.25%) for more than 60 consecutive seconds, then a trading halt for the Fund shares will be sent to the Listing Exchange. Once the two values return to within 25bps difference, the Listing Exchange is notified to remove the trading halt on the Fund shares.
If more than 10% (by weight) of the Fund’s portfolio components does not have readily available market quotations, a trading halt of the Fund shares will be transmitted to the Listing Exchange. Once the weight of stocks without a quoted price drops below 10%, the Listing Exchange is notified to remove the trading halt of the Fund shares. The specific methodology for calculating the Fund’s VIIV, which will be overseen by the Board of Trustees of the Trust (the “Board”), will be disclosed on the Fund’s website.
The Trust reserves the right to adjust the share prices of the Fund in the future to maintain convenient trading ranges for investors and to decrease the impact of volatility in the prices of the Fund’s underlying portfolio securities, thus making it more difficult to reliably determine, based on changes in market prices, what securities are being held in the Fund’s portfolio. Any adjustments would be accomplished through stock splits or reverse stock splits, which would have no effect on the net assets of the Fund or an investor’s equity interest in the Fund.
Investment Strategies and Policies

The Fund is an actively managed exchange-traded fund (“ETF”) that utilizes the ActiveShares® methodology licensed from Precidian Investments, LLC. The Fund operates in reliance on an exemptive order from the SEC (the “Order”), which incorporates by reference the conditions and restrictions of a previous SEC order issued to Precidian ETFs Trust, et al. to permit the operation of ActiveShares® (the “Precidian Order”), and limits the types of investments the Fund may hold to those listed in the application for the Precidian Order. Under the terms of the Order, the Fund may invest only in ETFs, exchange-traded notes, exchange listed common stocks, exchange-traded preferred stocks, exchange-traded American Depositary Receipts (“ADRs”), exchange-traded real estate investment trusts, exchange-traded commodity pools, exchange traded metals trusts, exchange-traded currency trusts and exchange-traded futures that trade contemporaneously with the Fund shares, as well as cash and cash equivalents (which are short-term U.S. Treasury securities, government money market funds, and repurchase agreements). Other than cash and cash equivalents, the Fund will invest only in instruments that trade on a national securities exchange registered with the SEC and will trade contemporaneously with the Fund’s shares. The Fund will not borrow for investment purposes. The Fund’s investment strategies and techniques, including those listed below, are subject to these limitations.
The Prospectus discusses the investment objectives of the Fund and the principal investment strategies to be employed to achieve those objectives. The principal risks related to the Fund’s principal investment strategies are also noted in the Prospectus. This section of the SAI contains supplemental information concerning all types of securities and other instruments in which the Fund may invest, the investment policies and portfolio strategies that the Fund may utilize (i.e., both principal and non-principal investment strategies) and certain risks attendant to those investments, policies and strategies (i.e., both principal and non-principal risks of investing in the Fund).
The Fund seeks to achieve its objectives by investing in equity securities, such as common or preferred stocks. The Fund will invest in companies whose securities trade on a national securities exchange registered with the SEC, and trade contemporaneously with the Fund’s shares. These companies may be in the developmental stage, may be older companies that appear to be entering a new stage of growth progress owing to factors such as management changes or development of new technology, products or markets, or may be companies providing products or services with a high unit-volume growth rate.
In order to afford the Fund the flexibility to take advantage of new opportunities for investments in accordance with its investment objectives, to meet redemptions and during temporary defensive periods (explained further below), the Fund may invest a portion of its assets in cash and cash equivalents (i.e., short-term U.S. Treasury securities, government money market funds and repurchase agreements). This amount may be higher than that maintained by other funds with similar investment objectives.
The investment strategies of Fred Alger Management, LLC (“Alger Management” or the “Manager”) utilize the proprietary research of its analyst and portfolio management team to continually assess the markets and sectors it follows for attractive investment opportunities. With respect to stocks in the Fund’s portfolio, one principle of the portfolio strategy at Alger Management is for analysts and portfolio managers to evaluate the return potential vs. risk (downside) in each stock held in the portfolio and compare that to those, and other variables, offered by other stocks under coverage within Alger Management’s research team. Portfolio managers, together with investment analysts, at Alger Management continually seek to optimize performance of the Fund’s portfolio by replacing individual stocks, or reducing or increasing their relative weighting in other portfolios, with stocks evaluated as having better appreciation potential, having improved reward to risk opportunity, or offering the portfolio diversification or other characteristics determined to be beneficial to achieving the portfolio’s overall objectives. The Fund’s portfolio turnover rate may vary significantly from year to year as a result of the Fund’s investment process.
The Fund is sub-advised by Weatherbie Capital, LLC (“Weatherbie” or the “Sub-Adviser”), an affiliate of Alger Management (Weatherbie and Alger Management, collectively referred to as the “Manager,” where applicable).  Subject to the general supervision by the Trust’s Board of Trustees (the “Board”), Alger Management oversees Weatherbie and evaluates its performance results. Alger Management reviews portfolio performance, compliance with investment guidelines and federal securities laws, and changes in key personnel of Weatherbie. Weatherbie is primarily responsible for the day-to-day management of the Fund’s portfolio, including purchases and sales of individual securities.
There is no guarantee that the Fund’s investment objective will be achieved.
The Fund will adjust its holdings as considered advisable in view of prevailing or anticipated market conditions, and turnover will not be a limiting factor should Alger Management deem it advisable to purchase or sell securities.
The Fund’s turnover rate is calculated by dividing the lesser of purchases or sales of securities for the fiscal year by the monthly average of the value of the Fund’s securities, with obligations with less than one year to maturity excluded.
Unforeseen Market Events
Unpredictable events such as environmental or natural disasters, war, terrorism, pandemics, outbreaks of infectious diseases, and similar public health threats, recessions, or other events may significantly affect the economy and the markets and issuers in which a fund invests. Certain events may cause instability across global markets, including reduced liquidity and disruptions in trading markets, while some events may affect certain geographic regions, countries, sectors, and industries more significantly than others and exacerbate other preexisting political, social, and economic risks. Since early 2020, a novel strain of coronavirus (COVID-19) has resulted in disruptions to global business activity and caused significant volatility and declines in global financial markets.
These types of events, such as the global pandemic caused by COVID-19, may also cause widespread fear and uncertainty and result in, among other things: enhanced health screenings, quarantines, cancellations, and travel restrictions, including border closings; disruptions to business operations, supply chains and customer activity; exchange trading suspensions and closures, and overall reduced liquidity of securities, derivatives, and commodities trading markets; reductions in consumer demand and economic output; and significant challenges in healthcare service preparation and delivery. The Fund could be negatively impacted if the value of a portfolio holding were harmed by such political or economic conditions or events. In addition, the operations of the Fund, the Manager, and the Fund’s service providers may be significantly impacted, or even temporarily halted, as a result of any impairment to their information technology and other operational systems, extensive employee illnesses or unavailability, government quarantine measures, and restrictions on travel or meetings and other factors related to public emergencies. Governmental and quasi-governmental authorities and regulators have in the past responded to major economic disruptions with a variety of significant fiscal and monetary policy changes, including but not limited to, direct capital infusions into companies, new monetary programs, and dramatically lower interest rates. An unexpected or quick reversal of these policies, or the ineffectiveness of these policies, could negatively impact overall investor sentiment and further increase volatility in securities markets. The impact of this outbreak has adversely affected the economies of many nations and the entire global economy and may impact individual issuers and capital markets in ways that cannot be foreseen. Other infectious illness outbreaks that may arise in the future could have similar or other unforeseen effects. The duration of this outbreak or others and their effects cannot be determined with certainty.
In addition, global climate change may have an adverse effect on the value of securities and other assets. Economists and others have expressed increasing concern about the potential effects of global climate change on property and security values. Impacts from climate change may include significant risks to global financial assets and economic growth. Certain issuers, industries and regions may be adversely affected by the impacts of climate change, including on the demand for and the development of goods and services and related production costs, and the impacts of legislation, regulation and international accords related to climate change, as well as any indirect consequences of regulation or business trends driven by climate change.
Common and Preferred Stocks
Stocks represent shares of ownership in a company. Generally, preferred stock has a specified dividend and ranks after bonds and before common stocks in its claim on income for dividend payments and on assets should the company be liquidated. After other claims are satisfied, common stockholders participate in company profits on a pro-rata basis; profits may be paid out in dividends or reinvested in the company to help it grow. Increases and decreases in earnings are usually reflected in a company’s stock price, so common stocks generally have the greatest appreciation and depreciation potential of all corporate securities. While most preferred stocks pay a dividend, the Fund may purchase preferred stock where the issuer has stopped, or is in danger of stopping, payment of its dividend. Such investments would be made primarily for their capital appreciation potential. The Fund may purchase trust preferred securities which are preferred stocks issued by a special purpose trust subsidiary backed by subordinated debt of the corporate parent. These securities typically bear a market rate coupon comparable to interest rates available on debt of a similarly rated company. Holders of the trust preferred securities have limited voting rights to control the activities of the trust and no voting rights with respect to the parent company.
Temporary Defensive Investments
During adverse market, economic, political, or other conditions, when market conditions are unstable, or when the Manager believes it is otherwise appropriate to reduce holdings in stock, the Fund may invest in cash or cash equivalents for defensive purposes. The Fund can also purchase these securities for liquidity purposes to meet cash needs due to the receipt of redemption orders from Authorized Participants, or to hold while waiting to reinvest cash received from the sale of other portfolio securities. The Fund can buy short-term U.S. Treasury securities, government money market funds, and repurchase agreements.
Convertible Securities
The Fund may invest in convertible securities, which are preferred stocks that make dividend payments  and are convertible into common stock. Generally, the market prices of convertible securities tend to reflect price changes in their underlying common stocks, but also tend to respond inversely to changes in interest rates. Convertible securities typically entail less market risk than investments in the common stock of the same issuers. Declines in their market prices are typically not as pronounced as those of their underlying common stocks. Like all fixed-income securities, convertible securities are subject to the risk of default on their issuers’ payment obligations.
U.S. Treasury Securities
The Fund may invest in short-term U.S. treasury securities, which have initial maturities of one year or less.

Repurchase Agreements
Under the terms of a repurchase agreement, the Fund would acquire a high quality money market instrument for a relatively short period (usually not more than one week) subject to an obligation of the seller to repurchase, and the Fund to resell, the instrument at an agreed price (including accrued interest) and time, thereby determining the yield during the Fund’s holding period. Repurchase agreements may be seen to be loans by the Fund collateralized by the underlying instrument. This arrangement results in a fixed rate of return that is not subject to market fluctuations during the Fund’s holding period and not necessarily related to the rate of return on the underlying instrument. The value of the underlying securities, including accrued interest, will be at least equal at all times to the total amount of the repurchase obligation, including interest. The Fund bears a risk of loss in the event that the other party to a repurchase agreement defaults on its obligations and the Fund is delayed in or prevented from exercising its rights to dispose of the collateral securities, including the risk of a possible decline in the value of the collateral securities during the period in which the Fund seeks to assert these rights, the risk of incurring expenses associated with asserting these rights and the risk of losing all or part of the income from the agreement. Alger Management reviews the creditworthiness of those banks, dealers and clearing corporations with which the Fund enters into repurchase agreements to evaluate these risks and monitors on an ongoing basis the value of the securities subject to repurchase agreements to ensure that the value is maintained at the required level.
American Depositary Receipts
ADRs are certificates evidencing ownership of shares of a foreign issuer. ADRs are securities that evidence ownership interests in a security or a pool of securities that have been deposited with a “depository,” typically a U.S. financial institution, and may be sponsored or unsponsored. These certificates are issued by depository banks and trade on an established market in the United States. The underlying shares are issued by a foreign issuer and are held in trust by a custodian bank or similar financial institution in the issuer’s home country. The depository bank may not have physical custody of the underlying securities at all times and may charge fees for various services, including forwarding dividends and interest and corporate actions. ADRs are alternatives to directly purchasing the underlying foreign securities in their national markets and currencies. However, ADRs continue to be subject to many of the risks associated with investing directly in foreign securities.
ADRs will not necessarily be denominated in the same currency as their underlying securities. Generally, ADRs are issued in registered form, denominated in U.S. dollars. While the two types of depositary receipt facilities (unsponsored or sponsored) are similar, there are differences regarding a holder’s rights and obligations and the practices of market participants. A depository may establish an unsponsored facility without participation by (or acquiescence of) the underlying issuer; typically, however, the depository requests a letter of non-objection from the underlying issuer prior to establishing the facility. Holders of unsponsored ADRs generally bear all the costs of the facility. The depository usually charges fees upon deposit and withdrawal of the underlying securities, the conversion of dividends into U.S. dollars or other currency, the disposition of non-cash distributions, and the performance of other services. The depository of an unsponsored facility frequently is under no obligation to distribute shareholder communications received from the underlying issuer or to pass through voting rights to depositary receipt holders with respect to the underlying securities.
Sponsored ADR facilities are created in generally the same manner as unsponsored facilities, except that sponsored ADRs are established jointly by a depository and the underlying issuer through a deposit agreement. The deposit agreement sets out the rights and responsibilities of the underlying issuer, the depository, and the ADR holders. With sponsored facilities, the underlying issuer typically bears some of the costs of the ADRs (such as dividend payment fees of the depository), although most sponsored ADRs agree to distribute notices of shareholders meetings, voting instructions, and other shareholder communications and information to the ADR holders at the underlying issuer’s request. The depositary of an unsponsored facility frequently is under no obligation to distribute shareholder communications received from the issuer of the deposited security or to pass through, to the holders of the ADRs, voting rights with respect to the deposited securities. ADRs do not eliminate all of the risks associated with directly investing in the securities of foreign issuers.

Restricted and Illiquid Securities
The Fund may not invest in securities that are "illiquid investments" (as defined in Rule 22e-4(a)(8) under the 1940 Act) at the time of purchase. Rule 22e-4(a)(8) defines "illiquid investments" as securities that the Manager reasonably expects cannot be sold or disposed of in current market conditions in seven calendar days or less without the sale or disposition significantly changing the market value of the investment. The Fund may, however, hold an illiquid investment if it becomes illiquid after purchase. The Fund monitors the portion of the Fund’s total assets that is invested in illiquid securities on an ongoing basis in order to ensure that the value of illiquid securities held by the Fund does not exceed 15% of the Fund’s net assets.
The Fund may invest in restricted securities; i.e., securities that are subject to legal or contractual restrictions on their resale. These restrictions might prevent the sale of the securities at a time when a sale would otherwise be desirable.
The Fund may invest in restricted securities governed by Rule 144A under the Securities Act of 1933, as amended (the “Securities Act”). Rule 144A is designed to facilitate efficient trading of unregistered securities among institutional investors. Rule 144A permits the resale to qualified institutions of restricted securities that, when issued, were not of the same class as securities listed on a U.S. securities exchange or quoted on NASDAQ. An AP that is not a “qualified institutional buyer,” as such term is defined under Rule 144A of the Securities Act, will not be able to receive securities that are restricted securities eligible for resale under Rule 144A.
Restricted securities may be illiquid or less liquid. The Fund will not invest in illiquid, restricted securities. In determining the liquidity of a restricted security, the Manager will, using information obtained after reasonable inquiry, take into account relevant market, trading, and investment-specific considerations. If institutional trading in restricted securities were to decline to limited levels, the liquidity of the Fund could be adversely affected.
Lending of Fund Securities
The Fund may lend securities to brokers, dealers and other financial organizations. The Fund will not lend securities to Alger Management or its affiliates. By lending its securities, the Fund can increase its income by continuing to receive interest or dividends on the loaned securities as well as by either investing the cash collateral in short-term securities or by earning income in the form of interest paid by the borrower when U.S. Government securities or letters of credit are used as collateral. The Fund will adhere to the following conditions whenever its securities are loaned: (a) the Fund must receive at least 100% cash collateral or equivalent securities from the borrower; (b) the borrower must increase this collateral whenever the market value of the loaned securities including accrued interest exceeds the value of the collateral; (c) the Fund must be able to terminate the loan at any time; (d) the Fund must receive reasonable interest on the loan, as well as any dividends, interest or other distributions on the loaned securities and any increase in market value; (e) the Fund may pay only reasonable custodian fees in connection with the loan; and (f) voting rights on the loaned securities may pass to the borrower; provided, however, that if a material event adversely affecting the investment occurs, the Board must terminate the loan and regain the right to vote the securities.
The Fund bears a risk of loss in the event that the other party to a securities loan transaction defaults on its obligations and the Fund is delayed in or prevented from exercising its rights to dispose of the collateral, including the risk of a possible decline in the value of the collateral securities during the period in which the Fund seeks to assert these rights, the risk of incurring expenses associated with asserting these rights and the risk of losing all or a part of the income from the transaction.
Derivative Transactions
Generally, derivatives are financial contracts whose value depends upon, or is derived from, the value of an underlying asset, reference rate or index, and may relate to stocks, bonds, interest rates, currencies or currency exchange rates, and related indexes. Derivatives may provide a cheaper, quicker or more specifically focused way for the Fund to invest than “traditional” securities would. Alger Management, however, may decide not to employ some or all of these strategies for the Fund and there is no assurance that any derivatives strategy used by the Fund will succeed.
Derivatives can be volatile and involve various types and degrees of risk, depending upon the characteristics of the particular derivative and the portfolio as a whole. Derivatives permit the Fund to increase or decrease the level of risk, or change the character of the risk, to which its portfolio is exposed in much the same way as the Fund can increase or decrease the level of risk, or change the character of the risk, of its portfolio by making investments in specific securities. However, derivatives may entail investment exposures that are greater than their cost would suggest, meaning that a small investment in derivatives could have a large potential impact on the Fund’s performance.
If the Fund invests in derivatives at inopportune times or judges market conditions incorrectly, such investments may lower the Fund’s return or result in a loss. The Fund also could experience losses if its derivatives were poorly correlated with the underlying instruments or the Fund’s other investments, or if the Fund were unable to liquidate its position because of an illiquid secondary market. The market for many derivatives is, or suddenly can become, illiquid. Changes in liquidity may result in significant, rapid and unpredictable changes in the prices for derivatives.
The Commodity Futures Trading Commission (“CFTC”) subjects advisers to registered investment companies to regulation by the CFTC if a fund that is advised by the investment adviser either (i) invests, directly or indirectly, more than a prescribed level of its liquidation value in, among other things, CFTC-regulated futures or (ii) markets itself as providing investment exposure to such instruments. To the extent a Fund invests in exchange-traded futures, it intends to do so below such prescribed levels and will not market itself as a “commodity pool” or a vehicle for trading such instruments. Accordingly, the Manager has claimed exclusion from the definition of the term “commodity pool operator” under the Commodity Exchange Act (“CEA”) pursuant to Rule 4.5 under the CEA. The Manager is not, therefore, subject to registration or regulation as a “commodity pool operator” under the CEA in respect of the Fund.
Currently, the Fund’s use of derivatives is limited by the Order to exchange-traded futures, which are U.S. listed futures contracts where the future contract’s reference asset is an asset that the Fund could invest in directly, or in the case of an index future, is based on an index of a type of asset that the Fund could invest in directly, such as an S&P 500 index future. All future contracts that the Fund may invest in will be traded on a U.S. futures exchange, such as the Chicago Board of Trade or the Chicago Mercantile Exchange.
Generally, futures transactions will be used to equitize cash or provide a temporary substitute for the purchase of an individual security that may not be purchased in an orderly fashion. Some futures strategies, such as buying futures, tend to increase market exposure. While the Fund pays brokerage commissions in connection with opening and closing out futures positions, these costs are lower than the transaction costs incurred in the purchase and sale of the underlying securities.
For example, the sale of a future by the Fund means the Fund becomes obligated to deliver the security (or securities, in the case of an index future) at a specified price on a specified date. The purchase of a future means the Fund becomes obligated to buy the security (or securities) at a specified price on a specified date. Futures exchanges and trading are regulated under the CEA by the CFTC, and the Fund’s use, if any, of futures will in all cases be consistent with applicable regulatory requirements and in particular the rules and regulations of the CFTC and will be entered into only, if at all, for bona fide hedging, risk management or other portfolio management purposes.
Index futures contracts differ from traditional futures contracts in that when delivery takes place, no stocks change hands. Instead, these contracts settle in cash at the spot market value of the index. Although other types of futures contracts by their terms call for actual delivery or acceptance of the underlying securities, in most cases the contracts are closed out before the settlement date. A futures position may be closed by taking an opposite position in an identical contract (i.e., buying a contract that has previously been sold or selling a contract that has previously been bought).
Unlike when the Fund purchases or sells a security, no price is paid or received by the Fund upon the purchase or sale of the future. Initially, the Fund will be required to deposit an amount of cash or securities equal to a varying specified percentage of the contract amount. This amount is known as initial margin. The margin deposit is intended to ensure completion of the contract (delivery or acceptance of the underlying security) if it is not terminated prior to the specified delivery date. Minimum initial margin requirements are established by the futures exchanges and may be revised.
In addition, brokers may establish margin deposit requirements that are higher than the exchange minimums. Cash held in the margin accounts generally is not income-producing. However, coupon-bearing securities, such as Treasury bills, held in margin accounts generally will earn income. Subsequent payments to and from the broker, called variation margin, will be made on a daily basis as the price of the underlying security or index fluctuates, making the future more or less valuable, a process known as marking the contract to market. Changes in variation margin are recorded by the Fund as unrealized gains or losses. At any time prior to expiration of the future, the Fund may elect to close the position by taking an opposite position. A final determination of variation margin is then made; additional cash is required to be paid by or released to the Fund, and the Fund realizes a loss or gain.
If the Fund uses futures for hedging, the risk of imperfect correlation will increase as the composition of the Fund varies from the composition of the stock index. In an effort to compensate for the imperfect correlation of movements in the price of the securities being hedged and movements in the price of the stock index futures, the Fund may, if it uses a hedging strategy, buy or sell stock index futures contracts in a greater or lesser dollar amount than the dollar amount of the securities being hedged if the historical volatility of the stock index futures has been less or greater than that of the securities. Such “over hedging” or “under hedging” may adversely affect the Fund’s net investment results if market movements are not as anticipated when the hedge is established.
The Fund will not enter into a futures contract (except for closing transactions) if, immediately thereafter, the sum of the amount of its initial margin and premiums on open futures contracts would exceed 5% of the Fund’s total assets (taken at current value).
Interfund Loans
The SEC has granted an exemption permitting the funds advised by Alger Management to participate in an interfund lending program. This program allows the funds to borrow money from and lend money to each other for temporary or emergency purposes. The Fund may only borrow under the interfund lending program for redemption liquidity purposes; the Fund may not borrow for investment purposes. To the extent permitted under its investment restrictions, the Fund may lend uninvested cash in an amount up to 15% of its net assets to other funds, and the Fund may borrow in an amount up to 10% of its net assets from other funds. If the Fund has borrowed from other funds and has aggregate borrowings from all sources that exceed 10% of the Fund’s total assets, such Fund will secure all of its loans from other funds. The ability of the Fund to lend cash to or borrow cash from other funds is subject to certain other terms and conditions. The Board is responsible for overseeing the Trust’s participation in the interfund lending program.
Exchange-Traded Funds
To the extent otherwise consistent with its investment policies and applicable law, the Fund may invest in ETFs, which are typically open-end funds or unit investment trusts whose shares are listed on a national stock exchange.
Investments in ETFs subject the Fund to the risks of the ETF, as well as the risks of the ETF’s portfolio securities. In addition, the values of ETFs are subject to change as the values of their respective component securities or commodities fluctuate according to market volatility.
Shares of ETFs may at times be acquired at market prices representing premiums to their net asset values (“NAVs”). In addition, ETFs held by the Fund could trade at a discount from NAV, and such discount could increase while the Fund holds the shares. If the market price of shares of an ETF decreases below the price that the Fund paid for the shares and the Fund were to sell its shares of such ETF at a time when the market price is lower than the price at which it purchased the shares, the Fund would experience a loss.
In addition, if the Fund acquires shares in ETFs, including affiliated ETFs, shareholders would bear both their proportionate share of expenses in the Fund and, indirectly, the expenses of such ETF. Such expenses, both at the Fund level and acquired ETF level, would include management and advisory fees, unless such fees have been waived by the Manager. Please see your Fund’s Prospectuses to determine whether any such management and advisory fees have been waived by the Manager.
Real Estate Investment Trusts (“REITs”)
The Fund may invest in shares of REITs. REITs possess certain risks which differ from an investment in common stocks. REITs are financial vehicles that pool investor’s capital to purchase or finance real estate. REITs may concentrate their investments in specific geographic areas or in specific property types, i.e., hotels, shopping malls, residential complexes and office buildings.
REITs are subject to management fees and other expenses, and the Fund will bear its proportionate share of the costs of the REITs’ operations. There are three general categories of REITs: equity REITs, mortgage REITs and hybrid REITs. Equity REITs invest primarily in direct fee ownership or leasehold ownership of real property; they derive most of their income from rents. Mortgage REITs invest mostly in mortgages on real estate, which may secure construction, development or long-term loans; the main source of their income is mortgage interest payments. Hybrid REITs hold both ownership and mortgage interests in real estate.
Investing in REITs involves certain unique risks in addition to those risks associated with investing in the real estate industry in general. The market value of REIT shares and the ability of the REITs to distribute income may be adversely affected by several factors, including rising interest rates, changes in the national, state and local economic climate and real estate conditions, perceptions of prospective tenants of the safety, convenience and attractiveness of the properties, the ability of the owners to provide adequate management, maintenance and insurance, the cost of complying with the Americans with Disabilities Act, increased competition from new properties, the impact of present or future environmental legislation and compliance with environmental laws, failing to maintain their exemptions from registration under the 1940 Act, changes in real estate taxes and other operating expenses, adverse changes in governmental rules and fiscal policies, adverse changes in zoning laws and other factors beyond the control of the issuers of the REITs. In addition, distributions received by the Fund from REITs may consist of dividends, capital gains and/or return of capital. As REITs generally pay a higher rate of dividends (on a pre-tax basis) than operating companies, to the extent application of the Fund’s investment strategy results in the Fund investing in REIT shares, the percentage of the Fund’s dividend income received from REIT shares will likely exceed the percentage of the Fund’s portfolio which is comprised of REIT shares. Ordinary REIT dividends received by the Fund and distributed to the Fund’s shareholders will generally be taxable as ordinary income and will not constitute “qualified dividend income.” However, for tax years beginning after December 31, 2017 and before January 1, 2026, a non-corporate taxpayer who is a direct REIT shareholder may claim a 20% “qualified business income” deduction for ordinary REIT dividends, and a regulated investment company may report dividends as eligible for this deduction to the extent the regulated investment company’s income is derived from ordinary REIT dividends (reduced by allocable regulated investment company expenses). A shareholder may treat the dividends as such provided the regulated investment company and the shareholder satisfy applicable holding period requirements.
REITs (especially mortgage REITs) are also subject to interest rate risk. Rising interest rates may cause REIT investors to demand a higher annual yield, which may, in turn, cause a decline in the market price of the equity securities issued by a REIT. Rising interest rates also generally increase the costs of obtaining financing, which could cause the value of the Fund’s REIT investments to decline. During periods when interest rates are declining, mortgages are often refinanced. Refinancing may reduce the yield on investments in mortgage REITs. In addition, since REITs depend on payment under their mortgage loans and leases to generate cash to make distributions to their shareholders, investments in REITs may be adversely affected by defaults on such mortgage loans or leases.
Investing in certain REITs, which often have small market capitalizations, may also involve the same risks as investing in other small capitalization companies. REITs may have limited financial resources and their securities may trade less frequently and in limited volume and may be subject to more abrupt or erratic price movements than larger company securities. Historically, small capitalization stocks, such as REITs, have been more volatile in price than the larger capitalization stocks such as those included in the S&P 500 Index. The management of a REIT may be subject to conflicts of interest with respect to the operation of the business of the REIT and may be involved in real estate activities competitive with the REIT. REITs may own properties through joint ventures or in other circumstances in which the REIT may not have control over its investments. REITs may incur significant amounts of leverage.
Cyber Security Risk
With the increasing use of the internet and technology in connection with Fund operations, the Fund and its service providers are susceptible to greater operational and information security risks through breaches of cyber security. Cyber security breaches include stealing or corrupting data maintained online or digitally, “denial of service” attacks on websites, the unauthorized monitoring, misuse, loss, destruction or corruption of confidential information, unauthorized access to systems, compromises to networks or devices that the Fund and its service providers use to service Fund operations, and operational disruption or failures in the physical infrastructure or operating systems that support the Fund and its service providers. Cyber security breaches affecting the Fund or any of the Fund’s intermediaries or service providers may adversely impact the Fund and its shareholders, potentially resulting in financial losses or the inability of Fund shareholders to transact business. For instance, cyber security breaches may interfere with the processing of shareholder transactions, impact the Fund’s ability to calculate NAVs, cause the release of private shareholder information or confidential business information, impede trading, subject the Fund to regulatory fines or financial losses and/or cause reputational damage. The Fund may also incur additional costs for cyber security risk management programs designed to mitigate or prevent the risk of cyber security breaches. Such costs may be ongoing because threats of cyber attacks are constantly evolving. Issuers of securities in which the Fund invests are also subject to similar cyber security risks, which could result in material adverse consequences for such issuers, and may cause the Fund’s investment in such companies to lose value. There can be no assurance that the Fund or its service providers, or the issuers of the securities in which the Fund invests, will not suffer losses relating to cyber security breaches in the future. In addition, the Fund has no control over the cybersecurity protections established by its service providers or third-party vendors. Despite reasonable precautions, the risk remains that such incidents could occur, and that such incidents could cause damage to individual investors due to the risk of exposing confidential personal data about investors to unintended parties.
Secondary Listings Risk
The Fund’s shares may be traded on stock exchanges other than the Listing Exchange. There can be no assurance that the Fund’s shares will continue to trade on any such stock exchange or in any market or that the Fund’s shares will continue to meet the requirements for listing or trading on any exchange or in any market. The Fund’s shares may be less actively traded in certain markets than others, and investors are subject to the execution and settlement risks and market standards of the market where they or their broker direct their trades for execution. Certain information available to investors who trade Fund shares on a U.S. stock exchange during regular U.S. market hours may not be available to investors who trade in other markets, which may result in secondary market prices in such markets being less efficient. Specifically, trading of the Fund’s shares after hours could involve heightened risk due to the Fund’s non-transparent structure and the lack of availability of their VIIV after hours.
Investment Restrictions
Under the Order, the Fund may invest only in ETFs, exchange-traded notes, exchange-listed common stocks, exchange-traded preferred stocks, exchange-traded ADRs, exchange-traded real estate investment trusts, exchange-traded commodity pools, exchange traded metals trusts, exchange-traded currency trusts and exchange-traded futures that trade contemporaneously with the Fund shares, as well as cash and cash equivalents (which are short-term U.S. Treasury securities, government money market funds, and repurchase agreements). Other than cash and cash equivalents, the Fund will invest only in instruments that trade on a national securities exchange registered with the SEC and will trade contemporaneously with the Fund’s shares. The Fund will not borrow for investment purposes.
The investment restrictions numbered 1 through 7 below have been adopted by the Trust with respect to the Fund as fundamental policies. Under the 1940 Act, a “fundamental” policy may not be changed without the vote of a “majority of the outstanding voting securities” of the Fund, which is defined in the 1940 Act as the lesser of (a) 67% or more of the shares present at the Fund meeting if the holders of more than 50% of the outstanding shares of the Fund are present or represented by proxy or (b) more than 50% of the outstanding shares. The Fund’s investment objective is a non-fundamental policy, which may be changed by the Board at any time. For the Fund:
1. Except as otherwise permitted by the 1940 Act (which currently limits borrowing to no more than 33 1∕3% of the value of the Fund’s total assets), or interpretations or modifications by, or exemptive or other relief from, the SEC or other authority with appropriate jurisdiction, and disclosed to investors, the Fund may not borrow money.
2. Except as otherwise permitted by the 1940 Act, or interpretations or modifications by, or exemptive or other relief from, the SEC or other authority with appropriate jurisdiction, and disclosed to investors, the Fund may not act as an underwriter of securities of other issuers, except to the extent the Fund may be deemed an underwriter under the Securities Act by virtue of disposing of portfolio securities.
3. Except as otherwise permitted by the 1940 Act, or interpretations or modifications by, or exemptive or other relief from, the SEC or other authority with appropriate jurisdiction, and disclosed to investors, the Fund may not lend any securities or make loans to others. For purposes of this investment restriction, the purchase of debt obligations (including acquisitions of loans, loan participations or other forms of debt instruments) and the entry into repurchase agreements shall not constitute loans by the Fund.

4. Except as otherwise permitted by the 1940 Act, or interpretations or modifications by, or exemptive or other relief from, the SEC or other authority with appropriate jurisdiction, and disclosed to investors, the Fund may not issue any senior security (as such term is defined in Section 18(f) of the 1940 Act), except insofar as the Fund may be deemed to have issued a senior security by reason of borrowing money in accordance with the Fund’s borrowing policies. For purposes of this investment restriction, collateral, escrow, or margin or other deposits with respect to the making of short sales, the purchase or sale of futures contracts or options, purchase or sale of forward foreign currency contracts, and the writing of options on securities are not deemed to be an issuance of a senior security.
5. Except as otherwise permitted by the 1940 Act, or interpretations or modifications by, or exemptive or other relief from, the SEC or other authority with appropriate jurisdiction, and disclosed to investors, the Fund may not purchase, hold or deal in real estate, but the Fund may purchase and sell securities that are secured by real estate or issued by companies that invest or deal in real estate or real estate investment trusts and may acquire and hold real estate or interests therein through exercising rights or remedies with regard to such securities.
6. Except as otherwise permitted by the 1940 Act, or interpretations or modifications by, or exemptive or other relief from, the SEC or other authority with appropriate jurisdiction, and disclosed to investors, the Fund may not invest in physical commodities or physical commodities contracts, except that the Fund may purchase and sell options, forward contracts, futures contracts, including those related to indices, and options on futures contracts or indices and enter into swap agreements and other derivative instruments.
7. Except as otherwise permitted by the 1940 Act, or interpretations or modifications by, or exemptive or other relief from, the SEC or other authority with appropriate jurisdiction, and disclosed to investors, the Fund may not invest more than 25% of the value of its total assets in the securities of issuers in any single industry, provided that there shall be no limitation on the purchase of obligations issued or guaranteed by the U.S. Government, its agencies or instrumentalities or as otherwise permitted by the SEC.
Notations Regarding the Investment Restrictions
The following notations are not considered to be part of the Fund’s fundamental investment restrictions and are subject to change without shareholder approval.
Except in the case of the percentage limitation set forth in Investment Restriction No. 1 and as may be stated otherwise, the percentage limitations contained in the foregoing restrictions and in the Fund’s other investment policies apply at the time of purchase of the securities and a later increase or decrease in percentage resulting from a change in the values of the securities or in the amount of the Fund’s assets will not constitute a violation of the restriction. With respect to the percentage limitation set forth in Investment Restriction No. 1, however, if borrowings exceed 33 1∕3% of the value of the Fund’s total assets as a result of a change in values or assets, the Fund shall take steps to reduce such borrowings within three days (not including Sundays and holidays) thereafter at least to the extent of such excess.
For purposes of Investment Restriction No. 7, subject to applicable law and except as may be stated otherwise, the Fund considers any single industry to also include a particular group of related industries.
Portfolio Transactions

Decisions to buy and sell securities and other financial instruments for the Fund are made by Alger Management, which also is responsible for placing these transactions, subject to the overall review of the Board. Although investment requirements for the Fund are reviewed independently from those of the other accounts or funds managed by Alger Management, investments of the type the Fund may make may also be made by these other accounts or funds. When the Fund and one or more other funds or other accounts managed by Alger Management are prepared to invest in, or desire to dispose of, the same security or other financial instrument, available investments or opportunities for sales will be allocated in a manner believed by Alger Management to be equitable to each. In some cases, this procedure may affect adversely the price paid or received by the Fund or the size of the position obtained or disposed of by the Fund.

Transactions in equity securities are in most cases effected on U.S. stock exchanges and involve the payment of negotiated brokerage commissions. Where there is no stated commission, as in the case of certain securities traded in the over-the-counter markets, the prices of those securities include undisclosed commissions or mark-ups. Purchases and sales of money market instruments and debt securities usually are principal transactions. These securities are normally purchased directly from the issuer or from an underwriter or market maker for the securities. The cost of securities purchased from underwriters includes an underwriting commission or concession and the prices at which securities are purchased from and sold to dealers include a dealer’s mark-up or mark-down. U.S. Government securities are generally purchased from underwriters or dealers, although certain newly-issued U.S. Government securities may be purchased directly from the U.S. Treasury or from the issuing agency or instrumentality.
In Alger Management’s view, companies are organic entities that continuously undergo changes in response to, among other things, economic, market, environmental, technological, political and managerial factors. Generally, securities will be purchased for capital appreciation. As a result, the Fund may dispose of securities without regard to the time they have been held when such action, for defensive or other purposes, appears advisable.
To the extent consistent with applicable provisions of the 1940 Act and the rules and exemptions adopted by the SEC thereunder, as well as other regulatory requirements, the Board has determined that  Fund portfolio transactions may be executed through Alger LLC, a registered broker-dealer, if, in the judgment of Alger Management, the use of Alger LLC is likely to result in price and execution at least as favorable as those of other qualified broker-dealers and if, in particular transactions, Alger LLC charges the Fund involved a rate consistent with that which other broker-dealers charge to comparable unaffiliated customers in similar transactions. Over-the-counter purchases and sales are transacted directly with principal market makers except in cases in which better prices and executions may be obtained elsewhere. Principal transactions are not entered into with affiliates of the Fund except pursuant to exemptive rules or orders adopted by the SEC.
In selecting brokers or dealers to execute portfolio transactions on behalf of the Fund, Alger Management seeks the best overall terms available. In assessing the best overall terms available for any transaction, Alger Management will consider the factors it deems relevant, including the breadth of the market in the investment, the price of the investment, the financial condition and execution capability of the broker or dealer and the reasonableness of the commission, if any, for the specific transaction and on a continuing basis. In addition, Alger Management is authorized, in selecting parties to execute a particular transaction and in evaluating the best overall terms available, to consider the brokerage and research services, as those terms are defined in Section 28(e) of the Securities Exchange Act of 1934, as amended (the “Securities Exchange Act”), provided to the Fund involved, the other Fund and/or other accounts or funds over which Alger Management or its affiliates exercise investment discretion to the extent permitted by law. Alger Management’s fees under its agreements with the Fund are not reduced by reason of its receiving brokerage and research services. The Board will periodically review the commissions paid by the Fund to determine if the commissions paid over representative periods of time are reasonable in relation to the benefits inuring to the Fund.
As a newly formed fund, the Fund does not have any holdings in securities of its regular brokers or dealers (as defined in Rule 10b-1 under the 1940 Act).
Disclosure of Portfolio Holdings

Alger Management has adopted policies and procedures with respect to the disclosure of Fund portfolio holdings and characteristics, which are described below. Additionally, the Board periodically reviews a report disclosing the third parties to whom the Fund’s holdings information has been disclosed and the purpose for such disclosure, and it considers whether or not the release of information to such third parties is in the best interest of the Fund and its shareholders.
The Fund makes its full holdings available semi-annually in shareholder reports filed on Form N-CSR and after the first and third fiscal quarters as an exhibit to its regulatory filings on Form N-PORT. These shareholder reports and regulatory filings are filed with the SEC, as required by federal securities laws, and are generally available within sixty (60) days of the end of the Fund’s fiscal quarter.

In addition, each business day certain service providers, such as the Fund’s custodian, pricing verification agent or AP Representatives, have access to the identity and/or weightings of the Fund’s portfolio securities. Because the Fund will not publicly disclose its portfolio holdings daily, the selective disclosure of material nonpublic information, including information other than portfolio information, would be more likely to provide an unfair advantage to the recipient than in other ETFs. Accordingly, the Fund and each person acting on behalf of the Fund will comply with Regulation Fair Disclosure as if it applied to them (except that the exemptions provided in Rule 100(b)(2)(iii) therein shall not apply). In addition, the portfolio holdings will be considered material, non-public information under the joint Code of Ethics of the Trust, the Manager, and Distributor and the agreements related to the Fund’s other service providers with, or any other party given, access to the portfolio holdings, including the custodian, administrator and fund accountant, will include appropriate confidentiality provisions and be generally prohibited from using this information for any purpose other than providing services to the Fund, including trading based upon this information.
As described below, the Fund will select and utilize an AP Representative who will establish and maintain a Confidential Account (as defined below) for the benefit of an AP, in order to engage in in-kind creation and redemption activity. Each day, the Fund’s custodian will transmit the composition of the Fund’s Creation Basket (as defined below) to each AP Representative.
Pursuant to a Confidential Account Agreement (as defined below), the AP Representative will be restricted from disclosing the Creation Basket and will undertake an obligation not to use the identity or weighting of the securities in the Creation Basket for any purpose other than executing creations and redemptions for the Fund. The Confidential Account will enable APs to transact in the underlying securities of the Creation Basket through their AP Representatives, enabling them to engage in in-kind creation or redemption activity.
Continuous Offering
The method by which Creation Units are created and traded may raise certain issues under applicable securities laws. Because new Creation Units are issued and sold by the Fund on an ongoing basis, at any point a “distribution,” as such term is used in the Securities Act, may occur. Broker-dealers and other persons are cautioned that some activities on their part may, depending on the circumstances, result in their being deemed participants in a distribution in a manner that could render them statutory underwriters and subject them to the prospectus delivery requirement and liability provisions of the Securities Act.
For example, a broker-dealer firm or its client may be deemed a statutory underwriter if it takes Creation Units after placing an order with the transfer agent, breaks them down into constituent shares and sells such shares directly to customers or if it chooses to couple the creation of new shares with an active selling effort involving solicitation of secondary market demand for shares. A determination of whether one is an underwriter for purposes of the Securities Act must take into account all the facts and circumstances pertaining to the activities of the broker-dealer or its client in the particular case and the examples mentioned above should not be considered a complete description of all the activities that could lead to a categorization as an underwriter.
Broker-dealer firms should also note that dealers who are not “underwriters” but are effecting transactions in shares, whether or not participating in the distribution of shares, generally are required to deliver a prospectus. This is because the prospectus delivery exemption in Section 4(a)(3) of the Securities Act is not available in respect of such transactions as a result of Section 24(d) of the 1940 Act. Firms that incur a prospectus delivery obligation with respect to shares of the Fund are reminded that, pursuant to Rule 153 under the Securities Act, a prospectus delivery obligation under Section 5(b)(2) of the Securities Act owed to an exchange member in connection with a sale on the Listing Exchange is satisfied by the fact that the prospectus is available at the Listing Exchange upon request. The prospectus delivery mechanism provided in Rule 153 is available only with respect to transactions on an exchange.
Net Asset Value

The net asset value (“NAV”) of the Fund is computed by adding the value of the Fund’s investments plus cash and other assets allocable to the class, deducting applicable liabilities and then dividing the result by the number of shares of the Fund outstanding. The NAV is calculated as of the close of business (normally 4:00 p.m. Eastern time) on each day the Listing Exchange is open.

A business day with respect to the Fund is any day on which the Listing Exchange is open for business (“Business Day”). The Listing Exchange is generally open on each Monday through Friday, except New Year’s Day, Martin Luther King, Jr. Day (the third Monday in January), Washington’s Birthday (the third Monday in February), Good Friday, Memorial Day (the last Monday in May), Juneteenth, Independence Day, Labor Day (the first Monday in September), Thanksgiving Day (the fourth Thursday in November) and Christmas Day.
The assets of the Fund are generally valued on the basis of market quotations. Securities for which such information is readily available are valued at the last quoted sales price or official closing price on the primary market or exchange on which they are traded as reported by an independent pricing service. In the absence of quoted sales, such securities are valued at the bid price or, in the absence of a recent bid price, the equivalent as obtained from one or more of the major market makers for the securities to be valued. Other investments and other assets, including restricted securities and securities for which market quotations are not readily available, are valued at fair value under procedures approved by the Board. Short-term securities with maturities of 60 days or less are valued at amortized cost, as described below, which constitutes fair value as determined by the Board.
Securities in which the Fund invests may be traded in markets that close before the close of the Listing Exchange. Developments that occur between the close of these markets (generally foreign markets) and the close of the Listing Exchange (normally 4:00 p.m. Eastern time) may result in adjustments to the closing prices to reflect what the investment manager, pursuant to policies established by the Board, believes to be fair values of these securities as of the close of the Listing Exchange. The Fund may also fair value securities in other situations, for example, when a particular foreign market is closed but the Fund are open.
The valuation of money market instruments with maturities of 60 days or less held by the Fund is based on their amortized cost which does not take into account unrealized capital gains or losses. Amortized cost valuation involves initially valuing an instrument at its cost and thereafter assuming a constant amortization to maturity of any discount or premium, regardless of the impact of fluctuating interest rates on the market value of the instrument. Although this method provides certainty in valuation, it may result in periods during which value, as determined by amortized cost, is higher or lower than the price the Fund would receive if it sold the instrument.
Creation and Redemption of Creation Units

The Trust issues and sells shares of the Fund only in Creation Units on a continuous basis through the Distributor, without a sales load, at a price based on the Fund’s NAV next determined after receipt, on any Business Day, of an order received by the transfer agent in proper form. On days when the Listing Exchange closes earlier than normal, the Fund may require orders to be placed earlier in the day. The following table sets forth the number of shares of the Fund that constitute a Creation Unit for the Fund.
Fund	Shares Per Creation Unit
Alger Weatherbie Enduring Growth ETF	12,500
The Manager and the Board reserve the right to increase or decrease the number of the Fund’s shares that constitute a Creation Unit. The Board reserves the right to declare a split or a consolidation in the number of shares outstanding of the Fund, and to make a corresponding change in the number of shares constituting a Creation Unit, in the event that the per share price in the secondary market rises or declines to an amount that falls outside the range deemed desirable by the Board.
To the extent the Fund engages in in-kind transactions, the Fund intends to comply with the U.S. federal securities laws in accepting securities for deposit and satisfying redemptions with redemption securities by, among other means, assuring that any securities accepted for deposit and any securities used to satisfy redemption requests will be sold in transactions that would be exempt from registration under the Securities Act. Further, an AP that is not a “qualified institutional buyer,” as such term is defined under Rule 144A of the Securities Act, will not be able to receive securities that are restricted securities eligible for resale under Rule 144A.

Fund Deposit
The consideration for purchase of Creation Units of the Fund generally consists of the Deposit Securities (i.e., the in-kind deposit of a designated portfolio of securities (including any portion of such securities for which cash may be substituted)) and the Cash Component computed as described below. However, the Fund reserves the right to permit or require that creations of shares are effected fully or partially in cash. Together, the Deposit Securities and the Cash Component constitute the Fund Deposit, which will be applicable (subject to possible amendment or correction) to creation requests received in proper form. The Fund Deposit represents the minimum initial and subsequent investment amount for a Creation Unit of the Fund. The Cash Component is an amount equal to the difference between the NAV of the shares (per Creation Unit) and the Deposit Amount, which is an amount equal to the market value of the Deposit Securities, and serves to compensate for any differences between the NAV per Creation Unit and the Deposit Amount. Payment of any stamp duty or other similar fees and expenses payable upon transfer of beneficial ownership of the Deposit Securities are generally the responsibility of the AP purchasing the Creation Unit.
On each Business Day prior to the opening of business on the Listing Exchange, the Fund’s custodian will transmit to each AP Representative the list of names and quantities of each Deposit Security and the amount of the Cash Component (if any) to be included in the current Fund Deposit (based on information as of the end of the previous Business Day for the Fund). Such Fund Deposit is applicable, subject to any adjustments as described below, to purchases of Creation Units of shares of the Fund until such time as the next-announced Fund Deposit is made available.
The identity and number of shares of the Deposit Securities and the amount of the Cash Component changes pursuant to changes in the composition of the Fund’s portfolio and as rebalancing adjustments and corporate action events are reflected from time to time by the Manager with a view to the investment goal of the Fund. The composition of the Deposit Securities and the amount of the Cash Component may also change in response to adjustments to the Fund’s portfolio.
The Fund reserves the right to permit or require the substitution of a “cash in lieu” amount to be added to the Cash Component to replace any Deposit Security that may not be available in sufficient quantity for delivery or that may not be eligible for transfer through the facilities of the Depository Trust Company (“DTC Facilities”) or the clearing process through the Continuous Net Settlement System of the NSCC (“NSCC Clearing Process”), a clearing agency that is registered with the SEC (as discussed below), or that the AP is not able to trade due to a trading restriction. The Fund also reserves the right to permit or require a “cash in lieu” amount in certain circumstances.
Cash Purchase Method
When partial or full cash purchases of Creation Units are available or specified for the Fund, they will be effected in essentially the same manner as in-kind purchases thereof. In the case of a partial or full cash purchase, the AP, through the AP Representative, must pay the cash equivalent of the Deposit Securities it would otherwise be required to provide through an in-kind purchase, plus the same Cash Component required to be paid by an in-kind purchaser.
Purchases of Creation Units may be made in whole or in part on a cash basis, rather than in-kind, solely under the following circumstances:
•
to the extent there is a difference between the NAV attributable to a Creation Unit and the aggregate market value of the Creation Basket (as defined below) exchanged for the Creation Unit;
•
if, on a given Business Day, the Fund publicly announces before the open of trading that all purchases, all redemptions or all purchases and redemptions on that day will be made entirely in cash;
•
if, upon receiving a purchase or redemption order from an AP, the Fund determines to require the purchase or redemption, as applicable, to be made entirely in cash;
•
if, on a given Business Day, the Fund requires all APs purchasing or redeeming Shares on that day to deposit or receive (as applicable) cash in lieu of some or all of the Deposit Securities or in-kind transfer of specified instruments (“Redemption Instruments”), respectively, solely because such instruments are not eligible for transfer through either the NSCC Clearing Process or DTC Facilities; or

•
if the Fund permits an AP to deposit or receive (as applicable) cash in lieu of some or all of the Deposit Securities or Redemption Instruments, respectively, solely because: (i) such instruments are, in the case of the purchase of a Creation Unit, not available in sufficient quantity; or (ii) such instruments are not eligible for trading by an AP or the investor on whose behalf the AP is acting.
To be eligible to place orders and to create a Creation Unit of the Fund, an entity must be: (i) a “Participating Party,” i.e., a broker dealer or other participant in the NSCC Clearing Process, or (ii) a participant in Depository Trust Company (a “DTC Participant”), and, in either case, must have executed an agreement with the Distributor with respect to creations and redemptions of Creation Units (“AP Agreement”) and a Confidential Account Agreement (as defined below) with an AP Representative. A Participating Party or DTC Participant who has executed an AP Agreement is referred to as an AP. All shares of the Fund, however created, will be entered on the records of DTC in the name of Cede & Co. for the account of a DTC Participant.
Role of APs and AP Representatives
Creation Units may be purchased only by or through an AP Representative, for the benefit of an AP that has entered into an AP Agreement with the Distributor and a Confidential Account (as defined below) with the Fund. Such AP will agree, pursuant to the terms of such AP Agreement and on behalf of itself or any investor on whose behalf it will act, to certain conditions, including that such AP will make available in advance of each purchase of shares an amount of cash sufficient to pay the Cash Component, once the NAV of a Creation Unit is next determined after receipt of the purchase order in proper form, together with the transaction fees described below. An AP, acting on behalf of an investor, may require the investor to enter into an agreement with such AP with respect to certain matters, including payment of the Cash Component. Investors who are not APs must make appropriate arrangements with an AP. Investors should be aware that their broker may not be an AP or may not have executed an AP Agreement and that orders to purchase Creation Units may have to be placed by the investor’s broker through an AP. As a result, purchase orders placed through an AP may result in additional charges to such investor. The Trust may not enter into an AP Agreement with more than a small number of APs.
Each AP will establish and maintain a confidential brokerage account (“Confidential Account”) with an AP Representative for the benefit of the AP, in order to engage in in-kind creation and redemption activity. Each day, the Fund’s custodian will transmit the Fund’s Creation Basket (defined below) to each AP Representative. Pursuant to a contract (the “Confidential Account Agreement”), the AP Representative will be restricted from disclosing the names and quantities of the in-kind instruments (and cash) that constitute, in either the case of a purchase or a redemption, the “Creation Basket.” In addition, the AP Representative will undertake an obligation not to use the identity of the securities in the Creation Basket for any purpose other than facilitating creations and redemptions for the Fund. The Confidential Account will enable APs to transact in the underlying securities of the Creation Basket through their AP Representatives, enabling them to engage in in-kind creation or redemption activity without knowing the identity of those securities. Acting on execution instructions from an AP, the AP Representative may purchase or sell the securities in the Creation Basket for purposes of effecting in-kind creation and redemption activity during the day. AP Representatives may not trade for their own accounts on information regarding the Deposit Securities, be a counterparty to the trades for an AP or its affiliates, or be an affiliate of the Fund, the Manager, or the AP. APs are responsible for all order instructions and associated profit and loss.
Placement of Creation Orders
An AP must submit an irrevocable order to purchase shares of the Fund, in proper form, no later than two hours prior to the closing time of the regular trading session (normally 2 p.m. Eastern time), on any Business Day to receive that day’s NAV. On days when the Listing Exchange closes earlier than normal, the Fund may require orders for Creation Units to be placed earlier in the day. Orders for Creation Units must be transmitted by an AP by telephone or other transmission method acceptable to the transfer agent pursuant to procedures set forth in the AP Agreement, as described below. Economic or market disruptions or changes, or telephone or other communication failure, may impede the ability to reach the transfer agent or an AP. The Fund’s deadlines specified above for the submission of purchase orders is referred to as the Fund’s “Cutoff Time.” The Trust or its designee, in their discretion, may permit the submission of such orders and requests by or through an AP at any time (including on days on which the Listing Exchange is not open for business) via communication through the facilities of the transfer agent’s proprietary website maintained for this purpose.

Investors, other than APs, are responsible for making arrangements for a creation request to be made through an AP. Those placing orders to purchase Creation Units through an AP should allow sufficient time to permit proper submission of the purchase order to the transfer agent or its agent by the Cutoff Time on such Business Day. Upon receiving an order for a Creation Unit, the transfer agent will notify the Manager and the custodian of such order. The custodian will then provide such information to any appropriate sub-custodian.
The AP must make available on or before the prescribed settlement date, by means satisfactory to the Fund, immediately available or same day funds estimated by the Fund to be sufficient to pay the Cash Component next determined after acceptance of the purchase order, together with the applicable purchase transaction fees. Those placing orders should ascertain the applicable deadline for cash transfers by contacting the operations department of the broker or depositary institution effectuating the transfer of the Cash Component. This deadline is likely to be significantly earlier than the Cutoff Time of the Fund. Investors should be aware that an AP may require orders for purchases of shares placed with it to be in the particular form required by the individual AP.
The AP is responsible for all transaction-related fees, expenses and other costs (as described below), as well as any applicable cash amounts, in connection with any purchase order.
Once a purchase order has been accepted, it will be processed based on the NAV next determined after such acceptance in accordance with the Fund’s Cutoff Times as provided in the AP Agreement and disclosed in this SAI.
Acceptance of Orders for Creation Units
Subject to the conditions that (i) an irrevocable purchase order has been submitted by the AP (either on its own or another investor’s behalf) and (ii) arrangements satisfactory to the Fund are in place for payment of the Cash Component and any other cash amounts which may be due, an order will be accepted, subject to the Fund’s right to reject any order until acceptance, as set forth below.
Once a purchase order has been accepted, upon the next determination of the NAV of the shares, the Fund will confirm the issuance of a Creation Unit, against receipt of payment, at such NAV. The transfer agent will then transmit a confirmation of acceptance to the AP that placed the order.
The Fund reserves the right to reject or revoke a purchase order transmitted to it by the transfer agent, provided that a rejection or a revocation of a purchase order does not violate applicable law. For example the Fund may revoke or reject a purchase order transmitted to it by the transfer agent if: (i) the purchase order is not in proper form; (ii) the investor(s), upon obtaining the shares ordered, would own 80% or more of the currently outstanding shares of the Fund; (iii) the Deposit Securities delivered do not conform to the identity and number of shares specified, as described above; (iv) acceptance of the Fund Deposit is not legally required or would, in the opinion of the Fund or counsel, be unlawful; or (v) circumstances outside the control of the Fund make it impossible to process purchase orders for all practical purposes. The transfer agent shall notify a prospective purchaser of a Creation Unit and/or the AP acting on behalf of such purchaser of its rejection of such order. The Fund, the Fund’s custodian, the sub-custodian and the Distributor are under no duty, however, to give notification of any defects or irregularities in the delivery of Fund Deposits nor shall any of them incur any liability for failure to give such notification.
Issuance of a Creation Unit
Except as provided herein, a Creation Unit will not be issued until the transfer of good title to the Fund of the Deposit Securities and the payment of the Cash Component have been completed. When the custodian has confirmed that the securities included in the Fund Deposit (or the cash value thereof) have been delivered, the transfer agent and the Manager shall be notified of such delivery and the Fund will issue and cause the delivery of the Creation Unit. Typically, Creation Units are issued on a “T+2 basis” (i.e., two Business Days after trade date). However, the Fund reserves the right to settle Creation Unit transactions on a basis other than T+2 if necessary or appropriate under the circumstances. To the extent contemplated by an AP Agreement, the Fund will issue Creation Units to an AP, notwithstanding the fact that the corresponding Fund Deposits have not been received in part or in whole, in reliance on the undertaking of the AP to deliver the missing Deposit Securities as soon as possible, which undertaking shall be secured by such AP’s delivery and maintenance of collateral having a value at least equal to 105% and up to 115%, which percentage the Trust may change at any time, in its sole discretion, of the value of the missing Deposit Securities in accordance with the Fund’s then-effective procedures. The only collateral that is acceptable to the Fund is cash in U.S. dollars. Such cash collateral must be delivered no later than 1

p.m., Eastern time on the prescribed settlement date or such other time as designated by the Fund’s custodian. Information concerning the Fund’s current procedures for collateralization of missing Deposit Securities is available from the transfer agent. The AP Agreement will permit the Fund to buy the missing Deposit Securities at any time and will subject the AP to liability for any shortfall between the cost to the Fund of purchasing such securities and the value of the cash collateral including, without limitation, liability for related brokerage, borrowings and other charges.
In certain cases, APs may create and redeem Creation Units on the same trade date and in these instances, the Fund reserves the right to settle these transactions on a net basis or require a representation from the APs that the creation and redemption transactions are for separate beneficial owners. All questions as to the number of shares of each security in the Deposit Securities and the validity, form, eligibility and acceptance for deposit of any securities to be delivered shall be determined by the Fund and the Fund’s determination shall be final and binding.
Costs Associated with Creation Transactions
A standard creation transaction fee is imposed to offset the transfer and other transaction costs associated with the issuance of Creation Units. The standard creation transaction fee is charged to the AP on the day such AP creates a Creation Unit, and is the same, regardless of the number of Creation Units purchased by the AP on the applicable Business Day. The AP may also be required to cover certain brokerage, tax, execution, market impact and other costs and expenses related to the execution of trades resulting from such transaction (up to the maximum amount shown below). If the costs of executing the transaction exceed the maximum additional charge, such charges will be paid by the Fund. APs will also bear the costs of transferring the Deposit Securities to the Fund. Investors who use the services of a broker or other financial intermediary to acquire Fund shares may be charged a fee for such services.
The following table sets forth the Fund’s standard creation transaction fees and maximum additional charge (as described above). Transaction fees may be waived in certain circumstances deemed appropriate by the Trust.
Fund	Standard Creation Transaction Fee*	Maximum Additional Charge for Creations
Alger Weatherbie Enduring Growth ETF	$160	3%

*
Standard creation transaction fees will be waived for the first 30 days after the commencement of the Fund’s operations.
Redemption of Creation Units
Shares of the Fund may be redeemed by APs only in Creation Units at its NAV next determined after receipt of a redemption request in proper form by the transfer agent and only on a Business Day. The Fund will not redeem shares in amounts less than Creation Units. There can be no assurance, however, that there will be sufficient liquidity in the secondary market at any time to permit assembly of a Creation Unit. Investors should expect to incur brokerage and other costs in connection with assembling a sufficient number of shares to constitute a Creation Unit that could be redeemed by an AP. Beneficial owners may also sell shares in the secondary market. The Fund generally redeems Creation Units for Fund Securities (as defined below) and the Cash Amount (as defined below). Please see the Cash Redemption Method section below and the following discussion summarizing the in-kind method for further information on redeeming Creation Units of the Fund.
Prior to the opening of business on the Listing Exchange on each Business Day, the Fund’s custodian will transmit to each AP Representative the designated portfolio of securities (including any portion of such securities for which cash may be substituted) that will be applicable (subject to possible amendment or correction) to redemption requests received in proper form (as defined below) on that day (“Fund Securities”), and an amount of cash as described below (“Cash Amount”), if any. Such Fund Securities and the corresponding Cash Amount (each subject to possible amendment or correction) are applicable in order to effect redemptions of Creation Units of the Fund until such time as the next announced composition of the Fund Securities and Cash Amount is made available. Fund Securities received on redemption may not be identical to Deposit Securities that are applicable to creations of Creation Units under certain circumstances.

Unless cash redemptions are available or specified for the Fund, the redemption proceeds for a Creation Unit generally consist of Fund Securities, plus the Cash Amount, which is an amount equal to the difference between the NAV of the shares being redeemed, as next determined after the receipt of a redemption request in proper form, and the value of Fund Securities, less a redemption transaction fee (as described below).
The Fund may, in its sole discretion, substitute a “cash in lieu” amount to replace any Fund Security that may not be eligible for transfer through DTC Facilities or the NSCC Clearing Process or that the AP is not able to trade due to a trading restriction. The Fund also reserves the right to permit or require a “cash in lieu” amount in certain circumstances, including circumstances in which: (i) the delivery of a Fund Security to the AP would be restricted under applicable securities or other local laws; (ii) the delivery of a Fund Security to the AP would result in the disposition of the Fund Security by the AP becoming restricted under applicable securities or other local laws; or (iii) in certain other situations. The amount of cash paid out in such cases will be equivalent to the value of the substituted security listed as a Fund Security. In the event that the Fund Securities have a value greater than the NAV of the shares, a compensating cash payment equal to the difference is required to be made by or through an AP by the redeeming shareholder. The Fund generally redeems Creation Units for Fund Securities and the Cash Amount, but the Fund reserves the right to utilize a cash option for redemption of Creation Units.
Cash Redemption Method
When partial or full cash redemptions of Creation Units are available or specified for the Fund, they will be effected in essentially the same manner as in-kind purchases thereof. In the case of a partial or full cash redemption, the AP receives the cash equivalent of the Fund Securities it would otherwise receive through an in-kind redemption, plus the same Cash Amount to be paid to an in-kind redeemer. Redemptions may be made in whole or in part on a cash basis, rather than in-kind, solely under the circumstances described in the Cash Purchase Method section above.
Costs Associated with Redemption Transactions
A standard redemption transaction fee is imposed to offset transfer and other transaction costs that may be incurred by the Fund. The standard redemption transaction fee is charged to the AP on the day such AP redeems a Creation Unit, and is the same regardless of the number of Creation Units redeemed by an AP on the applicable Business Day. The AP may also be required to cover certain brokerage, tax, foreign exchange, execution, market impact and other costs and expenses related to the execution of trades resulting from such transaction (up to the maximum amount shown below). If the costs of executing the transaction exceed the maximum additional charge, such charges will be paid by the Fund. APs will also bear the costs of transferring the Fund Securities from the Fund to their account on their order. Investors who use the services of a broker or other financial intermediary to dispose of Fund shares may be charged a fee for such services.
The following table sets forth the Fund’s standard redemption transaction fees and maximum additional charge (as described above). Transaction fees may be waived in certain circumstances deemed appropriate by the Trust.
Fund	Standard Redemption Transaction Fee	Maximum Charge for Redemptions*
Alger Weatherbie Enduring Growth ETF	$160	2%

*
As a percentage of the NAV per Creation Unit, inclusive of the standard redemption transaction fee.
Placement of Redemption Orders
Redemption requests for Creation Units of the Fund must be submitted to the transfer agent by or through an AP. An AP must submit an irrevocable request to redeem shares of the Fund, in proper form, no later than two hours prior to the closing time of the regular trading session (normally 2 p.m. Eastern time), on any Business Day, in order to receive that day’s NAV. On days when the Listing Exchange closes earlier than normal, the Fund may require orders to redeem Creation Units to be placed earlier that day. Investors, other than APs, are responsible for making arrangements for a redemption request to be made through an AP.
The AP must transmit the request for redemption in the form required by the Fund to the transfer agent in accordance with procedures set forth in the AP Agreement. Investors should be aware that their particular broker may not have executed an AP Agreement and that, therefore, requests to redeem

Creation Units may have to be placed by the investor’s broker through an AP who has executed an AP Agreement. At any time, only a limited number of broker-dealers may have an AP Agreement in effect. Investors making a redemption request should be aware that such request must be in the form specified by such AP. Investors making a request to redeem Creation Units should allow sufficient time to permit proper submission of the request by an AP and transfer of the shares to the Fund’s transfer agent; such investors should allow for the additional time that may be required to effect redemptions through their banks, brokers or other financial intermediaries if such intermediaries are not APs.
A redemption request is considered to be in “proper form” if: (i) an AP has transferred or caused to be transferred to the Fund’s transfer agent the Creation Unit redeemed through the book-entry system of DTC so as to be effective by the Listing Exchange closing time on any Business Day; (ii) a request in form satisfactory to the Fund is received by the transfer agent from the AP on behalf of itself or another redeeming investor within the time periods specified above; and (iii) all other procedures set forth in the AP Agreement are properly followed. The Trust reserves the right in connection with a redemption request to verify that the AP owns the shares subject to the redemption at the close of business on the date of the redemption order. If the AP, upon receipt of this request, does not provide sufficient information to the Trust, the redemption request will not be considered to have been received in proper form and may be rejected. If the transfer agent does not receive the investor’s shares through DTC Facilities by 10 a.m., Eastern time on the prescribed settlement date, the redemption request may be deemed rejected. Investors should be aware that the deadline for such transfers of shares through the DTC Facilities may be significantly earlier than the close of business on the Listing Exchange. Those making redemption requests should ascertain the deadline applicable to transfers of shares through the DTC Facilities by contacting the operations department of the broker or depositary institution effecting the transfer of the shares.
Upon receiving a redemption request, the transfer agent shall notify the Fund and the Fund’s transfer agent of such redemption request. The tender of an investor’s shares for redemption and the distribution of the securities and/or cash included in the redemption payment made in respect of Creation Units redeemed will be made through DTC and the relevant AP to the owner of beneficial interests in shares of the Fund (“Beneficial Owner”) thereof as recorded on the book-entry system of DTC or the DTC Participant through which such investor holds, as the case may be, or by such other means specified by the AP submitting the redemption request.
A redeeming Beneficial Owner or AP acting on behalf of such Beneficial Owner must maintain appropriate security arrangements with a qualified broker-dealer, bank or other custody providers in each jurisdiction in which any of the portfolio securities are customarily traded, to which account such portfolio securities will be delivered. Deliveries of redemption proceeds by the Fund generally will be made within two Business Days (i.e., “T+2”). The Fund reserves the right to settle redemption transactions later than T+2 if necessary or appropriate under the circumstances and compliant with applicable law. Delayed settlement may occur due to a number of different reasons, including, without limitation, settlement cycles for the underlying securities, unscheduled market closings, an effort to link distribution to dividend record dates and ex-dates and newly announced holidays.
If neither the redeeming Beneficial Owner nor the AP acting on behalf of such redeeming Beneficial Owner nor the AP Representative acting on behalf of such AP has appropriate arrangements to take delivery of Fund Securities, the Fund may in its discretion exercise its option to redeem such shares in cash, and the redeeming Beneficial Owner will be required to receive its redemption proceeds in cash. In such case, the investor will receive a cash payment equal to the NAV of its shares based on the NAV of the Fund next determined after the redemption request is received in proper form (minus a redemption transaction fee and additional charges specified above, to offset the Fund’s brokerage and other transaction costs associated with the disposition of Fund Securities). Redemptions of shares for Fund Securities will be subject to compliance with applicable U.S. federal and state securities laws and the Fund (whether or not it otherwise permits cash redemptions) reserves the right to redeem Creation Units for cash to the extent that the Fund cannot lawfully deliver specific Fund Securities upon redemptions or cannot do so without first registering the Fund Securities under such laws.
In the event that cash redemptions are permitted or required by the Trust, proceeds will be paid to the AP redeeming shares as soon as practicable after the date of redemption (within seven calendar days thereafter). To the extent contemplated by an AP Agreement, in the event an AP has submitted a redemption request in proper form but is unable to transfer all or part of the Creation Unit to be redeemed to the Fund, at or prior to 10 a.m., Eastern time on the prescribed settlement date, the transfer agent may accept the redemption request in reliance on the undertaking by the AP to deliver the missing shares as soon as possible. Such undertaking shall be secured by the AP’s delivery and maintenance of collateral consisting of cash, in U.S. dollars in immediately available funds, having a value at least equal to 105% and up to 115%, which percentage the Trust may change at any time, in its sole discretion, of the value of the missing shares. Such cash collateral must be delivered at such time as designated by the custodian, but no later than 10 a.m., Eastern time on the prescribed settlement date and shall be held by the Fund’s custodian and marked-to-market daily. The fees of the Fund’s custodian and any sub-custodians in respect of the delivery, maintenance and redelivery of the cash collateral shall be payable by the AP. The AP Agreement may permit the Fund to purchase missing Fund shares or acquire the Deposit Securities and the Cash Amount underlying such shares, and may subject the AP to liability for any shortfall between the cost of the Fund acquiring such shares, the Deposit Securities or Cash Amount and the value of the cash collateral including, without limitation, liability for related brokerage and other charges.
The right of redemption may be suspended or the date of payment postponed with respect to the Fund: (i) for any period during which the Listing Exchange is closed (other than customary weekend and holiday closings); (ii) for any period during which trading on the Listing Exchange is restricted; (iii) for any period during which an emergency exists as a result of which disposal of the shares of the Fund’s portfolio securities or determination of its NAV is not reasonably practicable; or (iv) in such other circumstances as is permitted by the SEC.
Management

Trustees and Officers of the Trust
The Trust is governed by the Board which is responsible for protecting the interests of shareholders under Massachusetts law.
The Board has two standing committees: an Audit Committee and a Nominating Committee. The Audit Committee oversees (a) the Fund’s accounting and financial reporting policies and practices and its internal controls and (b) the quality and objectivity of the Fund’s financial statements and the independent audit thereof. The members of the Audit Committee are Nathan E. Saint-Amand and Charles F. Baird, Jr. The Audit Committee met six times during the Trust’s last fiscal year. The function of the Nominating Committee is, among other things, to select and nominate all candidates for election as trustees who are not “interested persons” (as defined in the 1940 Act) of the Trust (the “Independent Trustees”) to the Board. The Nominating Committee, which met once during the Trust’s last fiscal year, is composed of all the Independent Trustees.
While the Nominating Committee expects to be able to identify a sufficient number of qualified candidates on its own, it will consider nominations from shareholders that are submitted in writing to the Secretary of the Trust, c/o Fred Alger Management, LLC, 100 Pearl Street, 27th Floor, New York, New York 10004. Any submission should include the following information as to each individual proposed for election or re-election as Trustee: the name, age, business address, residence address and principal occupation or employment of such individual, and number of shares of stock of the Fund that are beneficially owned by such individual, the date such shares were acquired and the investment intent of such acquisition, whether such shareholder believes such individual is, or is not, an “interested person” (as defined in the 1940 Act) of the Trust, and information regarding such individual that is sufficient, in the discretion of the Nominating Committee, to make such determination, and all other information relating to such individual that is required to be disclosed in a solicitation of proxies for election of Trustees of a registered investment company in an election contest pursuant to Regulation 14A under the Securities Exchange Act (including such individual’s written consent to being named in a proxy statement as a nominee and to serving as a Trustee (if elected)). Any such submission must also be submitted by such date and contain such information as may be specified in the Trust’s By-laws.
Board’s Risk Oversight Role
Risk oversight is part of the Board’s general oversight of the Trust. As is the case with virtually all investment companies (as distinguished from operating companies), service providers to the Trust, primarily the Manager, have responsibility for the day-to-day management of the Fund, which includes responsibility for risk management (including management of investment performance and investment risk, valuation risk, liquidity risk, issuer and counterparty credit risk, compliance risk and operational risk). As part of its oversight, the Board, acting at its scheduled meetings, regularly interacts with and receives reports from senior personnel of service providers, including the Manager’s Chief Investment Officer (or a senior representative of his office) and portfolio management personnel, which include reports on the investment performance of the Fund.
The Board receives regular compliance reports prepared by the Trust’s and the Manager’s Chief Compliance Officer and meets regularly with the Chief Compliance Officer to discuss various compliance matters, including compliance risks. In accordance with SEC rules, the Independent Trustees meet regularly in executive session with the Trust’s and the Manager’s Chief Compliance Officer, and the Chief Compliance Officer prepares and presents an annual written compliance report to the Board. The Board’s Audit Committee meets during its scheduled meetings, and between meetings the Audit Committee chair maintains contact with the Trust’s independent registered public accounting firm and the Trust’s Principal Financial Officer.
With respect to valuation risk, the Board oversees the Manager in its role as valuation designee and reviews periodic reporting addressing valuation matters with respect to the Fund, including the Manager’s annual assessment of the adequacy and effectiveness of its process for determining the fair value of the Fund’s portfolio securities.
The Board also receives periodic presentations from senior personnel of the Manager regarding risk management generally, as well as periodic presentations regarding specific operational, compliance or investment areas such as business continuity, anti-money laundering, personal trading, credit, investment research and securities lending. The Board also may receive special reports or presentations on a variety of risk matters, either upon the Board’s request or upon the initiative of the Manager. The Board receives reports from counsel to the Trust or counsel to the Manager and the Board’s own independent legal counsel regarding regulatory compliance and governance matters. The Board’s oversight role does not make the Board a guarantor of the Fund’s investment activities.
Board Composition and Leadership Structure
The 1940 Act requires that at least 40% of the Trust’s trustees be Independent Trustees and as such not be affiliated with the Manager. To rely on certain exemptive rules under the 1940 Act, a majority of the Trust’s trustees must be Independent Trustees, and for certain important matters, such as the approval of investment management agreements or transactions with affiliates, the 1940 Act or the rules thereunder require the approval of a majority of the Independent Trustees. Currently, 80% of the Trust’s Trustees, including the Chair of the Board, are Independent Trustees. The Chair of the Board chairs Board meetings and executive sessions of the Independent Trustees, reviews and comments on Board meeting agendas, represents the views of the Independent Trustees to management and facilitates communication among the Independent Trustees and their counsel. The Board has determined that its leadership structure, in which the Chair of the Board is not affiliated with the Manager, is appropriate in light of the services that the Manager provides to the Trust and potential conflicts of interest that could arise from this relationship.
Trustees of the Trust, together with information as to their positions with the Trust, and principal occupations, are shown below.
Name, (Year of Birth), and Address(1)	Position(s) Held with the Trust and Length of Time Served	Principal Occupation(s) During Past Five Years	Number of Funds in the Alger Fund Complex(3) which are Overseen by Trustee	Other Directorships Held by Trustee During Past Five Years
Interested Trustee(2):
Hilary M. Alger (1961)	Trustee since 2020	Non-profit Fundraising Consultant since 2015, Schultz & Williams; Non-profit Fundraising Consultant since 2014, Hilary Alger Consulting; Emeritus Trustee since 2020 and Trustee from 2013 to 2020, Philadelphia Ballet; School Committee Member since 2017, Germantown Friends School.	30	Board of Directors, Alger Associates, Inc.; Director of Target Margin Theater

Name, (Year of Birth), and Address(1)	Position(s) Held with the Trust and Length of Time Served	Principal Occupation(s) During Past Five Years	Number of Funds in the Alger Fund Complex(3) which are Overseen by Trustee	Other Directorships Held by Trustee During Past Five Years
Non-Interested Trustees:
Charles F. Baird, Jr. (1953)	Trustee since 2020	Managing Partner of North Castle Partners (private equity securities group).	30
Roger P. Cheever (1945)	Trustee since 2020	Retired; Associate Vice President for Development Strategy from 2020 to 2021 and Associate Vice President for Principal Gifts from 2008 to 2020, Harvard University.	30	Board of Directors, Alger SICAV Fund
David Rosenberg (1962)	Trustee since 2020	Associate Professor of Law since August 2000, Zicklin School of Business, Baruch College, City University of New York.	30
Nathan E. Saint-Amand M.D. (1938)	Trustee since 2020	Medical doctor in private practice since 1970; Member of the Board of the Manhattan Institute (non-profit policy research) since 1988.	30

(1)
The address of each Trustee is c/o Fred Alger Management, LLC, 100 Pearl Street, 27th Floor, New York, NY 10004.
(2)
Ms. Alger is an “interested person” (as defined in the 1940 Act) of the Trust by virtue of her ownership control of Alger Associates, Inc. (“Alger Associates”), which controls Alger Management and its affiliates.
(3)
“Alger Fund Complex” refers to the Trust and the five other registered investment companies managed by Alger Management. Each Trustee serves until an event of termination, such as death or resignation, or until his or her successor is duly elected. Each of the Trustees serves on the board of trustees of the other five registered investment companies in the Alger Fund Complex.
Information About Each Trustee’s Experience, Qualifications, Attributes or Skills
The Board believes that the significance of each Trustee’s experience, qualifications, attributes or skills is an individual matter (meaning that experience that is important for one Trustee may not have the same value for another) and that these factors are best evaluated at the board level, with no single Trustee, or particular factor, being indicative of board effectiveness. However, the Board believes that Trustees need to have the skills, experience and judgment necessary to address the issues directors of investment companies confront in fulfilling their duties to fund shareholders. These skills include the ability to critically review, evaluate, question and discuss information provided to them, and to interact effectively with Trust management, service providers and counsel, in order to exercise effective business judgment in the performance of their duties; the Board believes that its members satisfy this standard. Experience relevant to having this ability may be achieved through a Trustee’s educational background; business, professional training or practice (e.g., medicine or law), public service or academic positions; experience from service as a board member (including the Board of the Trust) or as an executive of investment funds, public companies or significant private or not-for-profit entities or other organizations; and/or other life experiences. To assist them in evaluating matters under federal and state law, the Trustees are counseled by their own independent legal counsel, who participates in Board meetings and interacts with the Manager, and also may benefit from information provided by the Trust’s or the Manager’s counsel; both Board and Trust counsel have significant experience advising funds and fund board members. The Board and its committees have the ability to engage other experts as appropriate. The Board evaluates its performance on an annual basis.
Each Trustee has been a Board member of the Alger Fund Complex mutual funds since at least 2007. In addition, the following are among some of the specific experiences, qualifications, attributes or skills that each Trustee possesses (this supplements information provided in the table above), which the Board believes help the Trustees to exercise effective business judgment.
•
Hilary M. Alger — In addition to her tenure as a Board member of all of the Alger Fund Complex funds (some since 2003), Ms. Alger has over 25 years experience in development for non- profit entities, and prior to that, worked as a securities analyst at Alger Management. Ms. Alger owns securities issued by, and serves on the Board of Directors of, Alger Associates.

•
Charles F. Baird, Jr. — In addition to his tenure as a Board member of all of the Alger Fund Complex funds (some since 2000), and his service on the Audit Committee of the Trust, Mr. Baird has over 35 years experience as a business entrepreneur, primarily focusing on private equity securities. His extensive experience in the investment business provides in-depth knowledge of industry practices and standards.
•
Roger P. Cheever — Mr. Cheever has been the Chair of the Board of all of the Alger Fund Complex funds since 2007, and has been a Board member of some since 2000. Mr. Cheever has over 35 years of experience in the development and management of non-profit entities.
•
David Rosenberg — In addition to his tenure as a Board member of all of the Alger Fund Complex funds since 2007, Mr. Rosenberg has 20 years of experience as a professor of business law.
•
Nathan E. Saint-Amand, M.D. — In addition to his tenure as a Board member of all of the Alger Fund Complex funds (some since 1986), and his service on the Audit Committee of the Trust, Dr. Saint-Amand has been a medical doctor for over 45 years and has served on the boards of several non-profit entities.
Officers of the Trust, with information regarding their positions with the Trust and principal occupations, are shown below.
Name (Year of Birth), Position with Trust and Address(1)	Principal Occupations	Officer Since
Officers(2):
Hal Liebes (1964) President, Principal Executive Officer
Executive Vice President, Chief Operating Officer (“COO”), Secretary and Managing
Member, Alger Management; Managing Member, Alger LLC; COO and Secretary, Alger
Associates, Inc.; COO, Secretary and Manager, Alger Alternative Holdings, LLC and Alger
Alternative Holdings II, LLC; Director, Alger SICAV and Alger International Holdings; Vice
President, COO, Managing Member and Secretary, Alger Capital, LLC and Alger Group
Holdings, LLC; Executive Director and Chairman, Alger Management, Ltd.; Manager and
Secretary, Weatherbie Capital, LLC, Alger-Weatherbie Holdings, LLC and Alger Apple Real
Estate LLC; Manager, Alger Partners Investors I LLC, Alger Partners Investors II LLC and
Alger Partners Investors KEIGF; Secretary, Alger Boulder I LLC; Director and Secretary,
The Foundation for Alger Families.
		2020
Tina Payne (1974) Secretary, Chief Compliance Officer, Chief Legal Officer	Senior Vice President, General Counsel, Chief Compliance Officer (“CCO”) and Assistant Secretary, Alger Management; Senior Vice President, General Counsel, and Secretary, Alger LLC; CCO and Authorized Signer, Alger Management, Ltd.; Vice President and Assistant Secretary, Alger Group Holdings, LLC; Assistant Secretary, Weatherbie Capital, LLC, Alger Alternative Holdings, LLC, Alger Alternative Holdings II, LLC and Alger-Weatherbie Holdings, LLC.	2020
Michael D. Martins (1965) Treasurer, Principal Financial Officer	Senior Vice President, Alger Management.	2020
Anthony S. Caputo (1955) Assistant Treasurer	Vice President, Alger Management.	2020
Sergio M. Pavone (1961) Assistant Treasurer	Vice President, Alger Management.	2020
Mia G. Pillinger (1989) Assistant Secretary	Vice President, Associate Counsel of Alger Management since 2020. Formerly, Associate at Willkie Farr & Gallagher, LLP, from 2016 to 2020.	2020
Sushmita Sahu (1981) AML Compliance Officer	Vice President, Alger Management.	2021

(1)
The address of each officer is c/o Fred Alger Management, LLC, 100 Pearl Street, 27th Floor, New York, NY 10004.
(2)
Each officer’s term of office is one year. Each officer serves in the same capacity for the other funds in the Alger Fund Complex.
No director, officer or employee of Alger Management or its affiliates receives any compensation from the Trust for serving as an officer or Trustee of the Trust. Each Independent Trustee receives a fee of $156,000 per annum, paid pro rata based on net assets by each fund in the Alger Fund Complex, plus travel expenses incurred for attending meetings. The Independent Trustee appointed as Chair of the Board receives an additional compensation of $22,000 per annum paid pro rata based on net assets by each fund in the Alger Fund Complex. Additionally, each member of the Audit Committee receives a fee of $13,000 per annum, paid pro rata based on net assets by each fund in the Alger Fund Complex. Effective January 1, 2022, the Trustees adopted a policy requiring Trustees to receive a minimum of 10% of their annual compensation in shares of the funds in the Alger Fund Complex.
Prior to January 1, 2022, each Independent Trustee received a fee of $142,000 per annum, paid pro rata based on net assets by each fund in the Alger Fund Complex, plus travel expenses incurred for attending meetings; the Chair of the Board received an additional compensation of $20,000 per annum paid pro rata based on net assets by each fund in the Alger Fund Complex; and each member of the Audit Committee received a fee of $13,000 per annum, paid pro rata based on net assets by each fund in the Alger Fund Complex.
The Trust did not offer its Trustees any pension or retirement benefits during or prior to the fiscal year ended December 31, 2022. The following table provides compensation amounts paid to the Independent Trustees for the fiscal year ended December 31, 2022.
Compensation Table
Name of Person, Position	Aggregate Compensation from The Alger ETF Trust*	Total Compensation Paid to Trustee from The Alger Fund Complex*^
Charles F. Baird, Jr.	$364	$169,000
Roger P. Cheever	$386	$178,000
David Rosenberg	$332	$156,000
Nathan E. Saint-Amand	$366	$169,000

*
An additional $360 was paid by the Trust and $169,500 by the Alger Fund Complex for the fiscal year ended December 31, 2022, to a Trustee who retired effective December 31, 2022.
^
During the fiscal year ended December 31, 2022, each Trustee served 29 series comprising the investment companies in the Alger Fund Complex.
The following table shows each current Trustee’s beneficial ownership as of December 31, 2022, by dollar range, of equity securities of the Fund and of all of the funds in the Alger Fund Complex overseen by that Trustee. The ranges are as follows: A = none; B = $1 — $10,000; C = $10,001 — $50,000; D = $50,001 — $100,000; E = over $100,000.
None of the Independent Trustees and none of their immediate family members owns any securities issued by Alger Management, Alger LLC, or any company (other than a registered investment company) controlling, controlled by or under common control with Alger Management or Alger LLC. The table reflects Ms. Alger’s beneficial ownership of shares of the Fund, and of all funds in the Alger Fund Complex overseen by Ms. Alger as a Trustee, that are owned by various entities that may be deemed to be controlled by Ms. Alger.

Equity Securities of The Fund
Name of Trustee	Enduring Growth	Aggregate Equity Securities of Funds in Alger Fund Complex Overseen by Trustee
Interested Trustee:
Hilary M. Alger	A	E
Independent Trustees:
Charles F. Baird, Jr.	A	E
Roger P. Cheever	A	E
David Rosenberg	A	C
Nathan E. Saint-Amand	A	E
Investment Manager
Alger Management has been in the business of providing investment management services since 1964 and, as of December 31, 2022, had approximately $21.7 billion in assets under management. Alger Management is directly owned by Alger Group Holdings, LLC, a financial services holding company. Alger Group Holdings and Alger Management are indirectly controlled by Hilary M. Alger, Nicole D. Alger and Alexandra D. Alger, who own approximately 99% of the voting rights of Alger Associates, the parent company of Alger Group Holdings.
Alger Management serves as investment adviser to the Fund pursuant to a written agreement between the Trust, on behalf of the Fund, and Alger Management (the “Management Agreement”), and under the supervision of the Board. The services provided by Alger Management under the Management Agreement include: making investment decisions for the Fund, placing orders to purchase and sell securities on behalf of the Fund, and selecting broker-dealers that, in its judgment, provide prompt and reliable execution at favorable prices and reasonable commission rates. Alger LLC may serve as the Fund’s broker in effecting most portfolio transactions on securities exchanges and can retain commissions in accordance with certain regulations of the SEC. Alger Management employs professional securities analysts who provide research services exclusively to the Fund and other accounts for which Alger Management or its affiliates serve as investment adviser or subadviser. Alger Management pays the salaries of all officers of the Trust who are employed by the Trust and Alger Management. Alger Management bears all expenses in connection with the performance of its services under the Management Agreement.
Alger Management also provides administrative services to the Funds under the Management Agreement including, but not limited to: providing office space, telephone, office equipment and supplies; authorizing expenditures and approving bills for payment on behalf of the Funds; supervising preparation of periodic shareholder reports, notices and other shareholder communications; supervising the daily pricing of each Fund’s VIIV and investment portfolio and the publication of each Fund’s NAV, VIIV, earnings reports and other financial data; monitoring relationships with organizations providing services to the Funds, including the Funds’ Custodian, Transfer Agent and printers; providing trading desk facilities for the Funds; and supervising compliance by the Funds with recordkeeping and periodic reporting requirements under the 1940 Act.
As compensation for its services, the Trust has agreed to pay the Manager an investment management fee, accrued daily and payable monthly, at an annual rate of 0.55% as a percentage of the average daily NAV of the Fund.
The Manager has made a contractual commitment to the Fund to waive its fees and/or reimburse the Fund for expenses to the extent necessary to maintain the Fund’s total annual operating expenses at or below certain levels. The limitation does not apply to acquired fund fees and expenses, taxes, brokerage and extraordinary expenses, to the extent applicable. The agreement runs through April 30, 2025 and may only be amended or terminated prior to its expiration date by agreement between the Manager and the Board, and will terminate automatically in the event of termination of the Investment Management Agreement. Such waiver/reimbursement arrangement is as follows: Alger Weatherbie Enduring Growth ETF – 0.65%. The Manager may recoup any fees waived or expenses reimbursed pursuant to the contract; however, the Fund will only make repayments to the Manager if such repayment does not cause the Fund’s expense ratio after the repayment is taken into account, to exceed both (i) the expense cap in place at the time such amounts were waived or reimbursed, and (ii) the Fund’s current expense cap. Such recoupment is limited to two years from the date the amount is initially waived or reimbursed.
Sub-Adviser
Weatherbie is a registered investment adviser formed in 1995 and, as of December 31, 2022, had approximately $2.9 billion in assets under management. Weatherbie is directly owned by Alger-Weatherbie Holdings, LLC, a financial services holding company, which is directly owned by Alger Group Holdings.
Alger Management pays a sub-advisory fee to Weatherbie, an affiliate of Alger Management, out of its own resources at no additional charge to the Fund. Alger Management pays Weatherbie 70% of the advisory fee received by Alger Management from the Fund, net of any waivers.
Description of Portfolio Manager Compensation Structure
An Alger portfolio manager’s compensation generally consists of salary and an annual bonus. In addition, portfolio managers are eligible for health and retirement benefits available to all Alger employees, including a 401(k) plan sponsored by Alger Management. A portfolio manager’s base salary is typically a function of the portfolio manager’s experience (with consideration given to type, investment style and size of investment portfolios previously managed), education, industry knowledge and the individual’s performance in his or her role. Base salaries will grow over time for Alger’s superior employees, rewarding their performance and contributions to the firm.
Bonus may be a significant portion of an individual’s compensation and can vary from year to year. The annual bonus considers various factors, including:
•
the firm’s overall financial results and profitability;
•
the firm’s overall investment management performance;
•
current year’s and prior years’ pre-tax investment performance (both relative and absolute) of the portfolios for which the individual is responsible, based on the benchmark of each such portfolio;
•
qualitative assessment of an individual’s performance with respect to the firm’s investment process and standards; and
•
the individual’s leadership contribution within the firm.
While the benchmarks and peer groups used in determining a portfolio manager’s compensation may change from time to time, Alger Management may refer to benchmarks, such as those provided by Russell Investments and S&P Global Ratings, and peer groups, such as those provided by Lipper Inc. and Morningstar Inc., that are widely-recognized by the investment industry.
Alger Management has implemented a profit participation plan (“PPP”) that gives key personnel the opportunity to have equity-like participation in the long-term growth and profitability of the firm. Senior members of the firm are eligible to receive awards annually in the PPP. The PPP reinforces the portfolio managers’ commitment to generating superior investment performance for the firm’s clients. The awards are invested in Alger mutual funds and have a four-year vesting schedule. The total award earned can increase or decrease with the firm’s investment and earnings results over the four-year period.
Additionally, the Alger Partners Plan provides key investment executives with phantom equity that allows participants pro-rata rights to growth in the firm’s book value, dividend payments and participation in any significant corporate transactions (e.g. partial sale, initial public offering, merger, etc.). The firm does not have a limit on the overall percentage of the firm’s value it will convey through this program. Participation in this program is determined annually.
Other Accounts Managed by Portfolio Managers
The numbers and assets of other accounts managed by the portfolio managers of the Fund as of December 31, 2022 are as follows. Except as noted below, no account’s management fee is based on the performance of the account.

	Registered Investment Companies		Other Pooled Investment Vehicles		Other Accounts

Joshua D. Bennettx†	4	$1,155,223,189	5	$221,960,737	17	$1,011,008,206
H. George Daix†	4	$1,155,223,189	5	$221,960,737	17	$1,011,008,206

x
The portfolio manager also manages a separate account, included in “Other Accounts,” which may charge additional fees based on the performance of the account. The account had assets of approximately $90 million as of December 31, 2022.
†
The portfolio manager also manages a private hedge fund, included in “Other Pooled Investment Vehicles,” which may charge additional fees based on the performance of the account. The account had assets of approximately $35 million as of December 31, 2022.
Securities Owned by the Portfolio Managers
The following table shows each current portfolio manager’s beneficial interest as of February 10, 2023, by dollar range, in the shares of the Fund(s) that he or she manages. The ranges are as follows: A = none; B = $1 — $10,000; C = $10,001 — $50,000; D = $50,001 — $100,000; E = $100,001 — $500,000; F = $500,001 — $1,000,000; G = over $1,000,000.
Portfolio Manager	Fund	Range
Joshua D. Bennett	Enduring Growth	A
H. George Dai	Enduring Growth	A
Distributor
Alger LLC, an affiliate of Alger Management, serves as the Fund’s principal underwriter, or distributor, and may receive payments from the Fund under the Plan (as defined below). Shares are continuously offered for sale by the Fund through the Distributor only in Creation Units as described in the Fund’s prospectus and above in Creation and Redemption of Creation Units. Fund shares in amounts less than Creation Units are generally not distributed by the Distributor. The Distributor will arrange for the delivery of the Prospectus and, upon request, this SAI to APs that have entered into an AP Agreement with the Distributor.
As stated in the Prospectus, in connection with the distribution and shareholder servicing activities of Alger LLC in respect of the Fund’s shares, the Trust has adopted a plan pursuant to Rule 12b-1 under the 1940 Act (the “Plan”). However, no rule 12b-1 plan fee is currently charged to the Fund and there are no plans in place to impose a Rule 12b-1 fee. The Plan, if implemented, is designed to benefit the Fund and its shareholders.
Under the Plan, Alger LLC, in its discretion or pursuant to dealer agreements, would pay sales commissions based on the amount invested in Fund shares. The Plan would also authorize the Trust to pay Alger LLC, on behalf of the Fund, a shareholder servicing fee computed at an annual rate based on the average daily net assets allocable to the Fund shares. The shareholder servicing fee would be used by Alger LLC to provide compensation for ongoing servicing and/or maintenance of shareholder accounts and to cover an allocable portion of overhead and other Alger LLC and selected dealer office expenses related to the servicing and/or maintenance of shareholder accounts. Compensation would be paid by Alger LLC to persons, including Alger LLC employees, who respond to inquiries of shareholders of the Fund regarding their ownership of shares or their accounts with the Fund or who provide other similar services not otherwise required to be provided by the Manager, transfer agent or other service provider of the Fund.
The Plan also provides that to the extent the Fund, the Manager, the Distributor or other parties on behalf of the Fund, make payments that are deemed to be for the financing of any activity primarily intended to result in the sale of Fund shares within the context of Rule 12b-1 under the 1940 Act, then such payments shall be deemed to have been made pursuant to the Plan. To the extent fees are for distribution or marketing functions, as distinguished from administrative servicing or agency transactions, certain banks may not participate in the Plan because of applicable federal law prohibiting certain banks from engaging in the distribution of fund shares. These banks, however, are allowed to receive fees under the Plans for administrative servicing or for agency transactions.
From time to time Alger LLC, at its expense from its own resources, may compensate brokers, dealers, investment advisers or others (“financial intermediaries”) who are instrumental in effecting investments by their clients or customers in the Trust, in an amount up to 1% of the value of those investments. Alger LLC may also from time to time, at its expense from its own resources, make payments to other financial intermediaries that provide shareholder servicing, or transaction processing, with such payments structured as a percentage of gross sales, a percentage of net assets, and/or as a fixed dollar amount (the latter as a per account fee or as reimbursement for transactions processing and transmission charges). Payments under these other arrangements may vary but generally will not exceed 0.50% annually of the value of Trust assets or 0.50% annually of the value of Trust sales attributable to that financial intermediary. Alger LLC determines whether to make any additional cash payments and the amount of any such payments in response to requests from financial intermediaries, based on factors Alger LLC deems relevant. Factors considered by Alger LLC generally include the financial intermediary’s reputation, ability to attract and retain assets for the Trust, expertise in distributing a particular class of shares of the Trust, entry into target markets, and/or quality of service.
Independent Registered Public Accounting Firm

Deloitte & Touche LLP serves as the Trust’s independent registered public accounting firm.
Code of Ethics

The Manager, Alger LLC and the Trust have adopted a joint Code of Ethics pursuant to Rule 17j-1 under the 1940 Act.
Alger Management and Weatherbie personnel (“Access Persons”) are permitted to engage in personal securities transactions, including transactions in securities that may be purchased or held by the Fund, subject to the restrictions and procedures of the Code of Ethics. Pursuant to the Code of Ethics, Access Persons generally must pre-clear all personal securities transactions prior to trading and are subject to certain prohibitions on personal trading. You can obtain a copy of the Code of Ethics by calling the Trust toll-free at (800) 223-3810.
In accordance with the Code of Ethics and the Manager’s Insider Trading Policy and Procedures, personnel of Alger Management and Weatherbie with knowledge about the composition of a Creation Basket are prohibited from disclosing such information to any other person, except as authorized in the course of their employment, until such information is made public.
Certain U.S. Federal Income Tax Considerations

The following discussion is a general summary of certain of the U.S. federal income tax considerations applicable to the Fund and its shareholders, including the Fund’s qualification and taxation as a regulated investment company (“RIC”) for U.S. federal income tax purposes under Subchapter M of the Internal Revenue Code of 1986, as amended (the “Code”), and to the acquisition, ownership, and disposition of the Fund’s shares.
This discussion does not purport to be a complete description of all of the tax considerations applicable to the Fund or its shareholders. In particular, this discussion does not address certain considerations that may be relevant to certain types of shareholders subject to special treatment under U.S. federal income tax laws, including shareholders that are not U.S. shareholders (as defined below), shareholders subject to the alternative minimum tax, tax-exempt organizations, insurance companies, shareholders that are treated as partnerships for U.S. federal income tax purposes, taxpayers on a mark-to-market system of taxation, tax-exempt entities, including pension plans and trusts (including an IRA, 401(k) plan or other tax-advantaged account), persons who hold Fund shares as part of a straddle or a hedging or conversion transaction, real estate investment trusts (“REITs”), other RICs, banks and other financial institutions, U.S. shareholders whose functional currency is not the U.S. dollar, persons who have ceased to be U.S. citizens or to be taxed as residents of the United States, and partnerships and entities treated as partnerships for federal income tax purposes. This discussion does not discuss any aspects of U.S. estate or gift tax or non-U.S., state or local tax laws nor does it discuss the special treatment under U.S. federal income tax laws that could result if the Fund invests in tax-exempt securities or certain other investment assets. This summary is limited to shareholders that hold the Fund’s shares as capital assets (within the meaning of the Code), and does not address owners of a shareholder. This discussion is based upon the Code, its legislative history, existing and proposed U.S. Treasury regulations, published rulings and court decisions, each as of the date of this SAI and all of which are subject to change or differing interpretations, possibly retroactively, which could affect the continuing validity of this discussion. No Fund has sought, and no Fund will seek any ruling from the U.S. Internal Revenue

Service (the “IRS”) regarding any matter discussed herein, and this discussion is not binding on the IRS. Accordingly, there can be no assurance that the IRS would not assert, and that a court would not sustain, a position contrary to any of the tax consequences discussed herein.
For the purposes of this discussion, a “U.S. shareholder” is a beneficial owner of the Fund’s shares that is for U.S. federal income tax purposes:
•
an individual who is a citizen or resident of the United States;
•
a corporation, or other entity treated as a corporation for U.S. federal income tax purposes, created or organized in or under the laws of the United States or any state thereof or the District of Columbia;
•
a trust, if a court within the United States has primary supervision over its administration and one or more U.S. persons (as defined in the Code) have the authority to control all of its substantial decisions, or if the trust has a valid election in effect under applicable U.S. Treasury regulations to be treated as a domestic trust for U.S. federal income tax purposes; or
•
an estate, the income of which is subject to U.S. federal income taxation regardless of its source.
Tax matters are complicated and the tax consequences to a shareholder of an investment in the Fund’s shares will depend on the facts of the shareholder’s particular situation. Shareholders are strongly encouraged to consult their own tax advisor regarding the U.S. federal income tax consequences of the acquisition, ownership and disposition of the Fund’s shares, as well as the effect of state, local and foreign tax laws, and the effect of any possible changes in tax laws.
Taxation of the Fund
The Fund intends to elect to be treated, and intends to operate in a manner so as to continuously qualify thereafter, as a RIC under Subchapter M of the Code. As a RIC, the Fund will not pay corporate-level U.S. federal income taxes on any net ordinary income or capital gains that the Fund timely distributes (or is deemed to timely distribute) to its shareholders as dividends. Instead, dividends the Fund distributes (or is deemed to timely distribute) generally will be taxable to shareholders, and any net operating losses, foreign tax credits and most other tax attributes generally will not pass through to shareholders. The Fund will be subject to U.S. federal corporate-level income tax on any undistributed income and gains. To qualify as a RIC, the Fund must, among other things, meet certain source-of-income and asset diversification requirements (as described below). In addition, the Fund must distribute to its shareholders, for each taxable year, at least 90% of its investment company taxable income (which generally is the Fund’s net ordinary taxable income and realized net short-term capital gains in excess of realized net long-term capital losses, determined without regard to the dividends paid deduction) (the “Annual Distribution Requirement”) for any taxable year. The following discussion assumes that the Fund qualifies as a RIC.
Taxation as a Regulated Investment Company
If the Fund (1) qualifies as a RIC and (2) satisfies the Annual Distribution Requirement, then the Fund will not be subject to U.S. federal income tax on the portion of its investment company taxable income and net capital gain (realized net long-term capital gain in excess of realized net short-term capital loss) that the Fund timely distributes (or is deemed to timely distribute) to shareholders. The Fund will be subject to U.S. federal income tax at the regular corporate rate on any of its income or capital gains not distributed (or deemed distributed) to its shareholders.
If the Fund fails to distribute in a timely manner an amount at least equal to the sum of (1) 98% of its ordinary income for the calendar year, (2) 98.2% of its net capital gain income (both long-term and short-term) for the one-year period ending October 31 in that calendar year and (3) any income realized, but not distributed, in the preceding years (to the extent that income tax was not imposed on the realized but undistributed income) less certain over-distributions in prior years (together, the “Excise Tax Distribution Requirements”), the Fund will be subject to a 4% nondeductible federal excise tax on the portion of the undistributed income that is less than the amounts required to be distributed based on the Excise Tax Distribution Requirements. For this purpose, however, any ordinary income or capital gain net income retained by the Fund that is subject to corporate income tax for the tax year ending in that calendar year will be considered to have been distributed by year end (or earlier if estimated taxes are paid). The Fund currently intends to make sufficient distributions each taxable year to satisfy the Excise Tax Distribution Requirements.

To qualify as a RIC for U.S. federal income tax purposes, the Trust must have elected to be treated and qualify as a registered management company under the 1940 Act at all times during each taxable year, and the Fund generally must, among other things:
•
derive in each taxable year at least 90% of the Fund’s gross income from (a) dividends, interest, payments with respect to certain securities loans, gains from the sale of stock, securities, foreign currencies or other income (including certain deemed inclusions) derived with respect to the Fund’s business of investing in the stock, securities, foreign currencies or other income, or (b) net income derived from the Fund’s interest in a qualified publicly traded partnership (“QPTP”) (collectively, the “90% Gross Income Test”); and
•
diversify the Fund’s holdings so that at the end of each quarter of the taxable year:
•
at least 50% of the value of the Fund’s assets consists of cash, cash equivalents, U.S. Government securities, securities of other RICs and other securities that, with respect to any issuer, do not represent more than 5% of the value of the Fund’s assets or more than 10% of the outstanding voting securities of that issuer; and
•
no more than 25% of the value of the Fund’s assets is invested in the securities, other than U.S. Government securities or securities of other RICs, of (i) one issuer; (ii) two or more issuers that are controlled, as determined under the Code, by the Fund and that are engaged in the same or similar or related trades or businesses; or (iii) securities of one or more QPTPs (collectively, the “Diversification Tests”).
The Fund may have investments that require income to be included in investment company taxable income in a year prior to the year in which the Fund actually receives a corresponding amount of cash in respect of the income required to be included. For example, if the Fund holds corporate stock with respect to which section 305 of the Code requires inclusion in income of amounts of deemed dividends even if no cash distribution is made, the Fund must include in its taxable income in each year the full amount of its applicable share of the Fund’s allocable share of these deemed dividends.
A RIC is limited in its ability to deduct expenses in excess of its investment company taxable income. If the Fund’s deductible expenses in a given year exceed its investment company taxable income, the Fund will have a net operating loss for that year. A RIC is not able to offset its investment company taxable income with net operating losses on either a carryforward or carryback basis, and net operating losses generally will not pass through to shareholders. In addition, expenses may be used only to offset investment company taxable income and may not be used to offset net capital gain. A RIC may not use any net capital losses (i.e., realized capital losses in excess of realized capital gains) to offset its investment company taxable income but may carry forward those losses, and use them to offset future capital gains, indefinitely. Further, a RIC’s deduction of net business interest expense is limited to 50% for the 2020 taxable year and 30% thereafter of its “adjusted taxable income” plus “floor plan financing interest expense.” It is not expected that any portion of any underwriting or similar fee will be deductible for U.S. federal income tax purposes to the Fund or its shareholders. Due to these limits on the deductibility of expenses, net capital losses and business interest expenses, the Fund may, for U.S. federal income tax purposes, have aggregate taxable income for several years that the Fund is required to distribute and that is taxable to shareholders even if this income is greater than the aggregate net income the Fund actually earned during those years.
In order to enable the Fund to make distributions to shareholders that will be sufficient for the Fund to satisfy the Annual Distribution Requirement or the Excise Tax Distribution Requirements, the Fund may need to liquidate or sell some of its assets at times or at prices that the Fund would not consider advantageous, the Fund may need to raise additional equity or debt capital, the Fund may need to take out loans, or the Fund may need to forego new investment opportunities or otherwise take actions that are disadvantageous to the Fund’s business (or be unable to take actions that are advantageous to its business). Even if the Fund is authorized to borrow and to sell assets in order to satisfy the Annual Distribution Requirement or the Excise Tax Distribution Requirements, under the 1940 Act, the Fund generally is not permitted to make distributions to its shareholders while the Fund’s debt obligations and senior securities are outstanding unless certain “asset coverage” tests or other financial covenants are met.
If the Fund is unable to obtain cash from other sources to enable the Fund to satisfy the Annual Distribution Requirement, the Fund may fail to qualify for the U.S. federal income tax benefits allowable to RICs and, thus, become subject to a corporate-level U.S. federal income tax (and any applicable state and local taxes). Although the Fund expects to operate in a manner so as to qualify continuously as a RIC, the Fund may decide in the future to be taxable as a “C” corporation, even if the Fund would otherwise qualify as a RIC, if the Fund determines that treatment as a C corporation for a particular year would be in the Fund’s best interest.
If the Fund is unable to obtain cash from other sources to enable the Fund to satisfy the Excise Tax Distribution Requirements, the Fund may be subject to additional tax. However, no assurances can be given that the Fund will not be subject to the excise tax and, the Fund may choose in certain circumstances to pay the excise tax as opposed to making an additional distribution.
For the purpose of determining whether the Fund satisfies the 90% Gross Income Test and the Diversification Tests, the character of the Fund’s distributive share of items of income, gain, losses, deductions and credits derived through any investments in companies that are treated as partnerships for U.S. federal income tax purposes (other than certain publicly traded partnerships), or are otherwise treated as disregarded from the Fund for U.S. federal income tax purposes, generally will be determined as if the Fund realized these tax items directly. Further, for purposes of calculating the value of the Fund’s investment in the securities of an issuer for purposes of determining the 25% requirement of the Diversification Tests, the Fund’s proper proportion of any investment in the securities of that issuer that are held by a member of the Fund’s “controlled group” must be aggregated with the Fund’s investment in that issuer. A controlled group is one or more chains of corporations connected through stock ownership with the Fund if (a) at least 20% of the total combined voting power of all classes of voting stock of each of the corporations is owned directly by one or more of the other corporations, and (b) the Fund directly owns at least 20% or more of the combined voting stock of at least one of the other corporations.
The Fund expects to be initially treated as a “publicly offered regulated investment company.” However, if the Fund is not treated as a “publicly offered regulated investment company,” each of its U.S. shareholders that is an individual, trust or estate will be treated as having received a dividend for U.S. federal income tax purposes from the Fund in the amount of the U.S. shareholder’s allocable share of the management fees paid to Alger Management and certain of the Fund’s other expenses for the calendar year, and as having paid these fees and expenses for tax purposes, and the allocable portion of these expenses will be treated as miscellaneous itemized deductions that are not currently deductible by the U.S. shareholder (and beginning in 2026, will be deductible to the U.S. shareholder only to the extent they exceed 2% of the U.S. shareholder’s adjusted gross income), and are not deductible for alternative minimum tax purposes. In addition, if the Fund is not treated as a “publicly offered regulated investment company,” the Fund will be subject to limitations on the deductibility of certain “preferential dividends” that are distributed to U.S. shareholders on a non-pro-rata basis. U.S. shareholders should consult their own tax advisors as to the deductibility of any management fees allocated to the U.S. shareholder.
Failure to Qualify as a RIC
If the Fund qualifies as a RIC but fails to satisfy the 90% Gross Income Test for any taxable year or the Diversification Tests for any quarter of a taxable year, the Fund may continue to be taxable as a RIC for the relevant taxable year if certain relief provisions of the Code apply (which might require the Fund to pay certain corporate-level U.S. federal taxes or dispose of certain assets). If the Fund fails to qualify as a RIC for more than two consecutive taxable years and then seeks to re-qualify as a RIC, the Fund would generally be required to recognize gain to the extent of any unrealized appreciation in its assets unless the Fund elects to pay U.S. corporate income tax on any unrealized appreciation during the succeeding 5-year period.
If the Fund fails to qualify for treatment as a RIC in any taxable year and is not eligible for the relief provisions, the Fund would be subject to U.S. federal income tax on all of its taxable income at the regular corporate U.S. federal income tax rate and would be subject to any applicable state and local taxes, regardless of whether the Fund makes any distributions to the Fund’s shareholders. Additionally, the Fund would not be able to deduct distributions to its shareholders. Any distributions the Fund makes generally would be taxable to shareholders as ordinary dividend income and, subject to certain limitations under the Code, would be eligible for the current maximum rate applicable to qualifying dividend income of individuals and other non-corporate U.S. shareholders, to the extent of the Fund’s current or accumulated earnings and profits. Subject to certain limitations under the Code, U.S. shareholders that are corporations for U.S. federal income tax purposes would be eligible for the dividends-received deduction. Distributions in excess of the Fund’s current and accumulated earnings and profits would be treated first as a return of capital to the extent of the shareholder’s adjusted tax basis in its shares of the Fund, and any remaining distributions would be treated as capital gain.

The remainder of this discussion assumes that the Fund will continuously qualify as a RIC.
Fund Investments—General
Certain of the Fund’s investment practices may be subject to special and complex U.S. federal income tax provisions that may, among other things, (1) treat dividends that would otherwise constitute qualified dividend income as non-qualified dividend income, (2) disallow, suspend or otherwise limit the allowance of certain losses or deductions, (3) convert lower-taxed long-term capital gain into higher-taxed short-term capital gain or ordinary income, (4) convert an ordinary loss or a deduction into a capital loss (the deductibility of which is more limited), (5) cause the Fund to recognize income or gain without receipt of a corresponding cash payment, (6) adversely affect the time as to when a purchase or sale of stock or securities is deemed to occur, (7) adversely alter the characterization of certain complex financial transactions, and (8) produce income that is qualifying income for purposes of the 90% Gross Income Test. The Fund intends to monitor its transactions and may make certain tax elections in order to mitigate the effects of these provisions; however, no assurance can be given that the Fund will be eligible for any tax elections or that any elections it makes will fully mitigate the effects of these provisions.
Gain or loss recognized by the Fund from securities will be treated as capital gain or loss. Gain or loss recognized by the Fund generally will be long-term or short-term depending on the type of asset and how long the Fund held a particular security.
A portfolio company in which the Fund invests may face financial difficulties that require the Fund to work-out, modify or otherwise restructure its investment in the portfolio company. These types of transactions could, depending upon the specific terms of the transaction, cause the Fund to recognize taxable income without a corresponding receipt of cash, which could affect its ability to satisfy the Annual Distribution Requirement or the Excise Tax Distribution Requirements or result in unusable capital losses and future non-cash income. These types of transaction could also result in the Fund receiving assets that give rise to non-qualifying income for purposes of the 90% Gross Income Test.
Certain Foreign Investments
The Fund’s investment in non-U.S. securities through ADRs may be subject to non-U.S. income, withholding and other taxes. Shareholders generally will not be entitled to claim a U.S. foreign tax credit or deduction with respect to non-U.S. taxes paid by the Fund.
If the Fund purchases shares in a passive foreign investment company (“PFIC”), the Fund may be subject to U.S. federal income tax on a portion of any “excess distribution” received on, or gain from the disposition of, the shares, even if the income is distributed as a taxable dividend by the Fund to its shareholders. Additional charges in the nature of interest generally will be imposed on the Fund in respect of deferred taxes arising from the excess distribution or gain. If the Fund invests in a PFIC and elects to treat the PFIC as a “qualified electing fund” under the Code (“QEF”), in lieu of the foregoing requirements, the Fund will be required to include in gross income each year a portion of the ordinary earnings and net capital gain of the QEF, even if the income is not distributed by the QEF to the Fund. Any inclusions in the Fund’s gross income resulting from the QEF election will be considered qualifying income for purposes of the 90% Gross Income Test. Alternatively, the Fund may elect to mark to market at the end of each taxable year for the Fund's shares in the PFIC, in which case, the Fund will recognize, as ordinary income, any increase in the value of the shares, and, as ordinary loss, any decrease in the value to the extent it does not exceed prior increases included in its income. The Fund's ability to make either election will depend on factors beyond its control, and the Fund is subject to restrictions which may limit the availability or benefit of these elections. Under either election, the Fund may be required to recognize in any year income in excess of its distributions from PFICs and its proceeds from dispositions of PFIC shares during that year, and the income will nevertheless be subject to the Annual Distribution Requirement and will be taken into account for purposes of determining whether the Fund satisfies the Excise Tax Distribution Requirements.
Hedging and Derivative Transactions
Gain or loss, if any, realized from certain financial futures generally is treated as 60% long-term capital gain or loss (as applicable) and 40% short-term capital gain or loss (as applicable). Gain or loss will arise upon exercise or lapse of financial futures. In addition, any financial futures remaining unexercised at the end of a shareholder’s taxable year are treated as sold for their then fair market value, resulting in the recognition of gain or loss characterized in the manner described above.

Taxation of U.S. Shareholders
The following summary generally describes certain U.S. federal income tax consequences of an investment in the Fund’s shares beneficially owned by U.S. shareholders (as defined above).
Distributions on, and Sale or Other Disposition of, the Fund’s Shares
Distributions by the Fund generally are taxable to U.S. shareholders as ordinary income or capital gain. Distributions of the Fund’s investment company taxable income, determined without regard to the deduction for dividends paid, will be taxable as ordinary income to U.S. shareholders to the extent of the Fund’s current or accumulated earnings and profits. To the extent the distributions the Fund pays to non-corporate U.S. shareholders (including individuals) are attributable to dividends from U.S. corporations and certain qualified foreign corporations, the distributions (“Qualifying Dividends”) generally are taxable to U.S. shareholders at the preferential rates applicable to long-term capital gains. Distributions of the Fund’s net capital gains (which generally are the Fund’s realized net long-term capital gains in excess of realized net short-term capital losses) that are properly reported by the Fund as “capital gain dividends” will be taxable to a U.S. shareholder as long-term capital gains that are currently taxable at reduced rates in the case of non-corporate taxpayers, regardless of the U.S. shareholder’s holding period for his, her or its shares. Distributions in excess of the Fund’s earnings and profits first will reduce a U.S. shareholder’s adjusted tax basis in the U.S. shareholder’s shares in the Fund and, after the adjusted tax basis is reduced to zero, will constitute capital gains to the U.S. shareholder.
A portion of the Fund’s ordinary income dividends paid to corporate U.S. shareholders may, if certain conditions are met, qualify for the 50% dividends received deduction to the extent that the Fund has received dividends from certain corporations during the taxable year, but only to the extent these ordinary income dividends are treated as paid out of earnings and profits of the Fund. A corporate U.S. shareholder may be required to reduce its basis in its shares with respect to certain “extraordinary dividends,” as defined in section 1059 of the Code. Corporate U.S. shareholders should consult their own tax advisors in determining the application of these rules in their particular circumstances.
The Fund may elect to retain its net capital gain or a portion thereof for investment and be taxed at corporate-level tax rates on the amount retained, and therefore designate the retained amount as a “deemed dividend.” In this case, the Fund may report the retained amount as undistributed capital gains to its U.S. shareholders, who will be treated as if each U.S. shareholder received a distribution of its pro rata share of this gain, with the result that each U.S. shareholder will (i) be required to report its pro rata share of this gain on its tax return as long-term capital gain, (ii) receive a refundable tax credit for its pro rata share of tax paid by the Fund on the gain, and (iii) increase the tax basis for its shares by an amount equal to the deemed distribution less the tax credit. In order to utilize the deemed distribution approach, the Fund must provide written notice to its shareholders prior to the expiration of 60 days after the close of the relevant taxable year. The Fund cannot treat any of its investment company taxable income as a “deemed distribution.”
For purposes of determining (1) whether the Annual Distribution Requirement is satisfied for any year and (2) the amount of capital gains dividends paid for that year, the Fund may, under certain circumstances, elect to treat a dividend that is paid during the following taxable year as if it had been paid during the taxable year in question. If the Fund makes this election, a U.S. shareholder will still be treated as receiving the dividend in the taxable year in which the distribution is made. However, any dividend declared by the Fund in October, November or December of any calendar year, payable to shareholders of record on a specified date in the month and actually paid during January of the following year, will be treated as if it had been received by the Fund’s shareholders on December 31 of the year in which the dividend was declared.
If a U.S. shareholder purchases shares of the Fund shortly before the record date of a distribution, the price of the shares will include the value of the distribution and the U.S. shareholder will be subject to tax on the distribution even though it economically represents a return of its investment.
A U.S. shareholder generally will recognize taxable gain or loss if the U.S. shareholder sells or otherwise disposes of the shareholder’s shares of the Fund. The amount of gain or loss will be measured by the difference between the shareholder’s adjusted tax basis in the shares sold, redeemed, or otherwise disposed of and the amount of the proceeds received in exchange. Any gain or loss arising from the sale, redemption or other disposition generally will be treated as long-term capital gain or loss if the U.S. shareholder has held the shares for more than one year. Otherwise, the gain or loss will be classified as short-term capital gain or loss. However, any capital loss arising from the sale, redemption or other disposition of the Fund’s shares held for six months or less will be treated as long-term capital loss to the extent of the amount of capital gain dividends received, or undistributed capital gain deemed received, with respect to the shares. In addition, all or a portion of any loss recognized upon a disposition of the Fund’s shares may be disallowed if substantially identical stock or securities are purchased within 30 days before or after the disposition. In this case, any disallowed loss is generally added to the U.S. shareholder’s adjusted tax basis of the acquired shares.
In general, U.S. shareholders that are individuals, trusts, or estates are taxed at preferential rates on their net capital gain. These preferential rates are lower than the maximum rate on ordinary income currently payable by individuals. Corporate U.S. shareholders currently are subject to U.S. federal income tax on net capital gain at the maximum rate also applies to ordinary income. A non-corporate U.S. shareholder with net capital losses for a year (i.e., capital loss in excess of capital gain) generally may deduct up to $3,000 of the net capital losses against its ordinary income each year; any net capital losses of a non-corporate U.S. shareholder in excess of $3,000 generally may be carried forward and used in subsequent years as provided in the Code. Corporate U.S. shareholders generally may not deduct any net capital losses for a year, but may carry back net capital losses for three years or carry forward net capital losses for five years.
The Fund will send to each of its U.S. shareholder, after the end of each calendar year, a notice providing, on a per share and per distribution basis, the amounts includible in the U.S. shareholder’s taxable income for the year as ordinary income and as long-term capital gain. In addition, the U.S. federal tax status of each year’s distributions will generally be reported to the IRS (including the amount of dividends, if any, eligible for the preferential rates applicable to long-term capital gains).
Distributions by the Fund out of current or accumulated earnings and profits generally will not be eligible for the 20% pass through deduction under section 199A of the Code, although qualified REIT dividends earned by the Fund may qualify for the deduction under section 199A of the Code. Distributions may also be subject to additional state, local and non-U.S. taxes depending on a U.S. shareholder’s particular situation.
Creation Units
An Authorized Participant that exchanges securities for Creation Units generally will recognize a gain or a loss, except as described in the second subsequent paragraph. The gain or loss will be equal to the difference between the market value of the Creation Units at the time and the sum of the Authorized Participant’s aggregate basis in the securities surrendered plus the amount of cash paid for the Creation Units. Any gain or loss realized on the creation of Creation Units will be treated as capital gain or loss if the Authorized Participant holds the securities exchanged therefor as capital assets, and generally will be treated as long-term capital gain or loss if the securities exchanged for such Creation Units have been held for more than one year.
An Authorized Participant that redeems Creation Units generally will recognize a gain or (subject to the subsequent sentence) loss equal to the difference between the Authorized Participant’s basis in the Creation Units and the sum of the aggregate market value of any securities received plus the amount of any cash received for the Creation Units. It is unclear whether any loss realized upon an exchange of securities for Creation Units would be immediately deductible or would be required to be deferred under the “wash sale” rules or on the basis that there has been no significant change in economic position. Any gain or loss realized upon a redemption of Creation Units will be treated as capital gain or loss if the Authorized Participant holds the shares of the Fund comprising the Creation Units as capital assets, and otherwise will be ordinary income or loss, and generally will be treated as long-term capital gain or loss if the Fund shares comprising the Creation Units have been held for more than one year, and otherwise generally will be short-term capital gain or loss. Any capital loss realized upon a redemption of Creation Units held for six months or less will be treated as a long-term capital loss to the extent of any amounts treated as distributions to the applicable Authorized Participant of long-term capital gain with respect to the Creation Units (including any amounts credited to the Authorized Participant as undistributed capital gains).
The Fund has the right to reject an order for Creation Units if the Authorized Participant (or group of Authorized Participants) would, upon obtaining the Fund shares so ordered, own 80% or more of the outstanding shares of the Fund and if, pursuant to section 351 of the Code, the Fund would have a basis in any securities different from the market value of such securities on the date of deposit. The Fund also has the right to require information necessary to determine beneficial ownership of Fund shares for purposes of the 80% determination. If the Fund does issue Creation Units to an Authorized Participant (or group of Authorized Participants) that would, upon obtaining the shares so ordered, own 80% or more of the outstanding shares of the Fund, the Authorized Participant (or group of Authorized Participants) generally would not recognize gain or loss upon the exchange of securities for Creation Units.
Authorized Participants purchasing or redeeming Creation Units should consult their own tax advisors with respect to the tax treatment of any creation or redemption transaction.
Tax Shelter Reporting Regulations
Under U.S. Treasury regulations, if a U.S. shareholder recognizes a loss with respect to its shares of the Fund in excess of $2 million or more for a non-corporate U.S. shareholder or $10 million or more for a corporate U.S. shareholder in any single taxable year, the shareholder must file with the IRS a disclosure statement on Form 8886. The fact that a loss is reportable under these regulations does not affect the legal determination of whether the taxpayer’s treatment of the loss is proper. Significant monetary penalties apply to a failure to comply with this reporting requirements. States may also have similar reporting requirements. U.S. shareholders should consult their tax advisor to determine the applicability of these regulations in light of their individual circumstances.
Net Investment Income Tax
An additional 3.8% surtax applies to the net investment income of non-corporate U.S. shareholders (other than certain trusts) on the lesser of (i) the U.S. shareholder’s “net investment income” for a taxable year and (ii) the excess of the U.S. shareholder’s modified adjusted gross income for the taxable year over $200,000 ($250,000 in the case of joint filers). For these purposes, “net investment income” generally includes interest and taxable distributions and deemed distributions paid with respect to shares of the Fund, and net gain attributable to the disposition of shares of the Fund (in each case, unless the shares are held in connection with certain trades or businesses), but will be reduced by any deductions properly allocable to these distributions or this net gain.
Certain Additional Tax Considerations
Information Reporting and Backup Withholding
The Fund may be required to withhold, for U.S. federal income taxes, a portion of all taxable distributions payable to shareholders (a) who fail to provide the Fund with their correct taxpayer identification numbers (TINs) or who otherwise fail to make required certifications or (b) with respect to whom the IRS notifies the Fund that this shareholder is subject to backup withholding. Certain shareholders specified in the Code and the Treasury regulations promulgated thereunder are exempt from backup withholding but may be required to provide documentation to establish their exempt status. Backup withholding is not an additional tax. Any amounts withheld will be allowed as a refund or a credit against the shareholder’s U.S. federal income tax liability if the appropriate information is timely provided to the IRS. Failure by a shareholder to furnish a certified TIN to the Fund could subject the shareholder to a penalty imposed by the IRS.
Dividends

The Fund declares and pays any dividends annually. Distributions of any net realized short-term and long-term capital gains earned by the Fund usually will be made annually after the close of the fiscal year in which the gains are earned.
Dividends and other distributions on Fund shares are distributed on a pro rata basis to beneficial owners of such shares. Dividend payments are made through DTC Participants and indirect participants to beneficial owners of record with proceeds received from the Fund.
No dividend reinvestment service is provided by the Fund. Broker-dealers may make available the DTC book-entry dividend reinvestment service for use by beneficial owners of the Fund for reinvestment of their dividend distributions. Beneficial owners should contact their broker to determine the availability and costs of the service and the details of participation therein. Brokers may require beneficial owners to adhere to specific procedures and timetables. If this service is available and used, dividend distributions of both income and realized gains will be automatically reinvested in additional whole shares of the Fund purchased in the secondary market.

Custodian and Transfer Agent

Brown Brothers Harriman & Co. (“BBH”), with offices at 50 Post Office Square, Boston, Massachusetts 02110, serves as custodian and transfer agent for the Trust pursuant to a custodian agreement, under which it holds the Fund’s assets, and a transfer agency agreement. Under the transfer agency agreement, BBH has undertaken to perform some or all of the following services: (i) perform and facilitate the performance of purchases and redemptions of creation units; (ii) prepare and transmit payments for dividends and distributions; (iii) record the issuance of shares and maintain records of the number of authorized shares; (iv) prepare and transmit information regarding purchases and redemptions of shares; (v) maintain required books and records; and (vi) perform other customary services of a transfer agent and dividend disbursing agent for an ETF. The Trust, Alger LLC (or its affiliates) and non-affiliated third-party service providers may enter into agreements for recordkeeping services.
Organization

The Trust has been organized as an unincorporated business trust under the laws of the Commonwealth of Massachusetts pursuant to an Agreement and Declaration of Trust dated March 24, 2020 (the “Trust Agreement”). The Trust is an open-end management investment company.
The Trust currently has three series: Alger Mid Cap 40 ETF, Alger 35 ETF, and Alger Weatherbie Enduring Growth ETF. Alger Weatherbie Enduring Growth ETF anticipates beginning trading on February 22, 2023.
Although, as a Massachusetts business trust, the Trust is not required by law to hold annual shareholder meetings, it may hold meetings from time to time on important matters, and shareholders have the right to call a meeting to remove a Trustee or to take other action described in the Trust’s Declaration of Trust.
Meetings of shareholders normally will not be held for the purpose of electing Trustees unless and until such time as less than a majority of the Trustees holding office have been elected by shareholders, at which time the Trustees then in office will call a shareholders’ meeting for the election of Trustees. Under the 1940 Act, shareholders of record of no less than two-thirds of the outstanding shares of the Trust may remove a Trustee through a declaration in writing or by vote cast in person or by proxy at a meeting called for that purpose. Under the Trust’s bylaws, the Trustees are required to call a meeting of shareholders for the purpose of voting on the question of removal of any such Trustee when requested in writing to do so by the shareholders of record of not less than 10% of the Trust’s outstanding shares.
Shares do not have cumulative voting rights, which means that holders of more than 50 percent of the shares voting for the election of Trustees can elect all Trustees. Shares have equal voting rights, which cannot be adversely modified other than by majority vote. Shares are transferable but have no preemptive, conversion or subscription rights. Shareholders generally vote by Fund, except with respect to the election of Trustees and the ratification of the selection of independent accountants. Physical share certificates are not issued for shares of the Fund.
Massachusetts law provides that shareholders could, under certain circumstances, be held personally liable for the obligations of the Trust. However, the Trust Agreement disclaims shareholder liability for acts or obligations of the Trust and requires the Trustees to use their best efforts to ensure that notice of such disclaimer be given in each agreement, obligation or instrument entered into or executed by the Trust or a Trustee. The Trust Agreement provides for indemnification from the Trust’s property for all losses and expenses of any shareholder held personally liable for the obligations of the Trust. Thus, the risk of a shareholder’s incurring financial loss on account of shareholder liability is limited to circumstances in which the Trust itself would be unable to meet its obligations, a possibility that the Trust believes is remote.
Upon payment of any liability incurred by the Trust, the shareholder paying the liability will be entitled to reimbursement from the general assets of the Trust. The Trustees intend to conduct the operations of the Trust in a manner so as to avoid, as far as possible, ultimate liability of the shareholders for liabilities of the Trust.
DTC as Securities Depository for Shares of the Funds
Shares of the Fund are represented by securities registered in the name of DTC or its nominee and deposited with, or on behalf of, DTC.

DTC was created in 1973 to enable electronic movement of securities between DTC Participants, and NSCC was established in 1976 to provide a single settlement system for securities clearing and to serve as central counterparty for securities trades among DTC Participants. In 1999, DTC and NSCC were consolidated within The Depository Trust & Clearing Corporation (“DTCC”) and became wholly-owned subsidiaries of DTCC. The common stock of DTCC is owned by the DTC Participants, but NYSE and FINRA, through subsidiaries, hold preferred shares in DTCC that provide them with the right to elect one member each to the DTCC board of directors. Access to the DTC system is available to entities, such as banks, brokers, dealers and trust companies, that clear through or maintain a custodial relationship with a DTC Participant, either directly or indirectly (“Indirect Participants”).
Beneficial ownership of shares is limited to DTC Participants, Indirect Participants and persons holding interests through DTC Participants and Indirect Participants. Ownership of beneficial interests in shares (owners of such beneficial interests are referred to herein as “Beneficial Owners”) is shown on, and the transfer of ownership is effected only through, records maintained by DTC (with respect to DTC Participants) and on the records of DTC Participants (with respect to Indirect Participants and Beneficial Owners that are not DTC Participants). Beneficial Owners will receive from or through the DTC Participant a written confirmation relating to their purchase of shares. The laws of some jurisdictions may require that certain purchasers of securities take physical delivery of such securities in definitive form. Such laws may impair the ability of certain investors to acquire beneficial interests in shares of the Fund.
Share distributions shall be made to DTC or its nominee, Cede & Co., as the registered holder of all shares of the Fund. DTC or its nominee, upon receipt of any such distributions, shall credit immediately DTC Participants’ accounts with payments in amounts proportionate to their respective beneficial interests in shares of the Fund as shown on the records of DTC or its nominee. Payments by DTC Participants to Indirect Participants and Beneficial Owners of shares held through such DTC Participants will be governed by standing instructions and customary practices, as is now the case with securities held for the accounts of customers in bearer form or registered in a “street name,” and will be the responsibility of such DTC Participants.
The Trust has no responsibility or liability for any aspect of the records relating to or notices to Beneficial Owners, or payments made on account of beneficial ownership interests in such shares, or for maintaining, supervising or reviewing any records relating to such beneficial ownership interests, or for any other aspect of the relationship between DTC and the DTC Participants or the relationship between such DTC Participants and the Indirect Participants and Beneficial Owners owning through such DTC Participants. DTC may decide to discontinue providing its service with respect to shares of the Fund at any time by giving reasonable notice to the Trust and discharging its responsibilities with respect thereto under applicable law. Under such circumstances, the Trust shall take action to find a replacement for DTC to perform its functions at a comparable cost.
Principal Holders

Seed Capital
The Manager or an affiliate of the Manager (the “seed investor”) may provide initial funding to or otherwise invest in the Fund. A seed investor may redeem its investment in the Fund at any time and without prior notice, which could adversely affect the Fund and its shareholders, such as by causing the Fund to realize taxable gains that will be distributed to other shareholders, and increasing Fund transaction costs and expense ratios.
Control Persons and Principal Holders of Securities
A principal shareholder is any person who owns (either of record or beneficially) 5% or more of the outstanding shares of the Fund. A person who beneficially owns, either directly or indirectly, more than 25% of the voting securities of the Fund or acknowledges the existence of such control may be presumed to control the Fund. A control person could potentially control the outcome of any proposal submitted to the shareholders for approval, including changes to the Fund’s fundamental policies or terms of the Management Agreement.
Because the Fund has not commenced operations as of the date of this SAI, there are no beneficial owners of the Fund.

Proxy Voting Policies and Procedures

The Board has delegated authority to vote all proxies related to the Fund’s portfolio securities to Alger Management, the Fund’s investment manager. Alger Management, an investment adviser registered under the Investment Advisers Act of 1940, as amended, maintains discretionary authority over client accounts, including the Fund, and is responsible for voting proxies of all securities held in the Fund. Alger Management views the responsibility its clients have entrusted to it seriously and has adopted and implemented written policies and procedures designed to ensure that proxies are voted in the best interests of its clients.
Alger Management receives and considers the recommendations of Institutional Shareholder Services Inc. (“ISS”), a leading proxy voting service provider and registered investment adviser. ISS issues voting recommendations and casts votes on the proxies based on pre-determined proxy voting guidelines intended to vote proxies in the clients’ best interests, which are summarized below. To the extent ISS has a material conflict of interest with the company whose proxies are at issue, ISS may recuse itself from voting proxies. Alger Management monitors ISS’s proxy voting policies and procedures on a quarterly basis to ensure that the proxies are voted in the best interests of the applicable Fund. Further, Alger Management has a process in place for making voting determinations in the event of a conflict of interest.
Alger Management maintains records of its proxy voting policies and procedures. Alger Management or ISS, on Alger Management’s behalf, maintains proxy statements received regarding securities held by the Fund; records of votes cast on behalf of the Fund; records of requests for proxy voting information; and any documents prepared that were material to making a voting decision.
No later than August 31st each year, the Fund’s proxy voting record for the most recent 12 months ended June 30th will be available upon request by calling (800) 223-3810 and on the Fund’s website and on the SEC’s website at http://www.sec.gov.
The following is a summary of the two sets of voting guidelines used (as applicable) by Alger Management, or ISS on Alger Management’s behalf, to vote proxies of securities held by the Fund.
Overview of ISS’s Specialty SRI U.S. Proxy Voting Guidelines
ISS’s SRI proxy voting guidelines, like the other Specialty Policy proxy voting guidelines, have been formulated to help institutional investors align their corporate governance philosophies and investment objectives with their proxy voting activities. They have been developed specifically to reflect the perspectives of the SRI investor constituency and are designed to represent the views of related organizations and applicable global initiatives. The ISS SRI guidelines are generally supportive of proposals that promote:
•
Greater disclosure of corporate environmental policies including climate change and greenhouse gas or toxic emissions;
•
Greater transparency of social policies such as those concerning workplace discrimination and corporate board diversification efforts, human rights, and compliance with human/labor rights norms/codes of conduct; and
•
Reporting on sustainable business practices including recycling, wood procurement, water use, operations in sensitive or protected areas, energy efficiency/renewable energy, and incorporation of sustainability-related performance metrics into executive compensation.
In addition, the SRI guidelines are also supportive of the following topics:
•
Board diversity — recommend votes against nominating committee members when the board lacks diversity (the ISS Benchmark guidelines do not consider diversity when providing recommendations on board members);
•
ESG risk management — recommend votes against directors individually, on a committee, or potentially the entire board due to material failures of governance, stewardship, risk oversight, or fiduciary responsibilities at the company, including failure to adequately manage or mitigate environmental and social risks (the ISS Benchmark guidelines do not recommend votes against directors for ESG risks);

•
Auditor independence — recommend votes against auditor ratification when non-audit fees exceed a quarter of total fees paid to auditor (the ISS Benchmark guidelines recommend votes against the auditor ratification when non audit fees exceed half of total fees); and
•
Environmental stewardship and socially responsible/sustainable business practices.
The SRI guidelines will generally support proxy voting proposals that call for actions beyond disclosure reporting of corporate environmental policies or resolutions seeking greater transparency around social policies and practices — including support for proposals seeking adoption of policies on topics such as human/labor rights, workplace safety or discrimination, access to pharmaceutical drugs, incorporation of sustainability-related performance metrics into executive compensation, hydraulic fracturing and climate change and greenhouse gas or toxic emissions, among others.
The SRI guidelines also have a higher bar when evaluating Management Say-On-Pay proposals (MSOPs) that outline executive compensation programs compared to the ISS Benchmark Policy, with greater emphasis on the strength of alignment between pay and performance when executive pay has outpaced returns to shareholders over short- and long-term periods. The guidelines also place greater scrutiny on pay quantum relative to the firm’s peers as well as with respect to other executive officers within the firm in question, in the context of company performance and the proportion of executive pay that is performance-contingent. A separate document providing more details on the SRI policy’s approach to MSOPs is available.
Further, the SRI guidelines also assess whether any relevant social or environmental metrics are a component of performance-based pay elements in executive pay programs, particularly in instances where significant ESG controversies have been identified that pose potential material risks to the company and its shareholders.
Overview ISS’s Specialty SRI International Proxy Voting Guidelines
ISS’s SRI International proxy voting guidelines, like the other Specialty Policy proxy voting guidelines, have been formulated to help institutional investors align their corporate governance philosophies and investment objectives with their proxy voting activities for international holdings. They have been developed specifically to reflect the perspectives of the SRI investor constituency and are designed to represent the views of related organizations and applicable global initiatives. The ISS SRI International guidelines are generally supportive of proposals that promote:
•
Greater disclosure of corporate environmental policies including climate change and greenhouse gas or toxic emissions;
•
Greater transparency of social policies such as those concerning workplace discrimination and corporate board diversification efforts, human rights, and compliance with human/labor rights norms/codes of conduct; and
•
Reporting on sustainable business practices including recycling, wood procurement, water use, operations in sensitive or protected areas, energy efficiency/renewable energy, and incorporation of sustainability-related performance metrics into executive compensation.
•
In addition, the SRI International guidelines are also supportive of the following topics:
•
Board diversity — evaluate gender diversity on boards in international markets when reviewing director elections, to the extent that disclosure and market practices permit (the ISS Benchmark guidelines do not consider diversity when providing recommendations on board members);
•
ESG risk management — recommend votes against directors individually, the relevant committee, or potentially the entire board due to material failures of governance, stewardship, risk oversight, or fiduciary responsibilities at the company, including failure to adequately manage or mitigate environmental and social risks (the ISS Benchmark guidelines do not recommend votes against directors for ESG risks); and
•
Environmental stewardship and socially responsible/sustainable business practices.
ISS’s Social Advisory Services division recognizes that socially responsible investors have dual objectives: financial and social. Socially responsible investors invest for economic gain, as do all investors, but they also require that the companies in which they invest conduct their business in a socially and environmentally responsible manner. Social Advisory Services has, therefore, developed proxy voting guidelines that are consistent with the dual objectives of socially responsible shareholders. On matters of social and environmental import, the guidelines seek to reflect a broad consensus of the socially responsible investing community. We incorporate the active ownership and investment philosophies of leading globally recognized initiatives such as the United Nations Environment Programme Finance Initiative (UNEP FI), the United Nations Principles for Responsible Investment (UNPRI), the United Nations Global Compact, and environmental and social European Union Directives.
ISS SRI International Proxy Voting Guidelines Background
ISS’s SRI international voting guidelines reflect a broad consensus of the socially responsible investor community in promoting the dual objectives of SRI investors — financial returns and responsible social/environmental conduct by corporations.
The SRI guidelines, which have been in place for more than sixteen years, have been developed in collaboration with our SRI clients and SRI market participants, and are also informed by the active ownership and investment philosophies of globally recognized initiatives such as the UNEP FI, the UN PRI, the UN Global Compact, CERES/Sullivan Principles, and environmental and social European Union Directives, among others.
Financial Statements

Because this is a new fund, the Fund has no audited financial statements.
The Fund’s audited financial statements and the notes thereto will be contained in its annual report to shareholders. Copies of the Fund’s reports to shareholders will be available by telephoning (800) 223-3810.
Potential Conflicts of Interest

Information in the following discussion relating to the business, practices, policies and rights of Alger Management and its affiliates has been provided by Alger Management.
Summary
Alger Management and Alger LLC, an affiliated registered broker-dealer and a member of the New York Stock Exchange, are owned by Alger Group Holdings, LLC, which is wholly-owned by Alger Associates. Additionally, Alger Management is under common ownership with Weatherbie Capital, LLC, a registered investment adviser based in Boston, Massachusetts. Alger LLC serves as the principal underwriter for the Fund and as a broker-dealer for securities trades placed on behalf of Alger Management clients and accounts. Alger LLC does not conduct public brokerage business and substantially all of its transactions are for clients of Alger Management if their investment guidelines and relevant regulations that govern their accounts allow it. Neither Alger Management nor any of its management personnel is registered or plans to register as a futures commission merchant, commodity pool operator, commodity trading advisor, or an associated person of these entities. From time to time, Alger LLC, Alger Management, Alger Group Holdings, LLC, or Alger Associates, or other affiliated persons (“Alger Affiliates”) may hold controlling positions in certain pooled investment vehicles, such that they are considered affiliates.
In addition to serving as investment adviser of the ETFs and mutual funds in the Alger Family of Funds, Alger Management is the investment adviser to Alger Dynamic Return Fund LLC, a Delaware limited liability company, as well as to Alger SICAV, a publicly offered pooled investment vehicle registered in Luxembourg. Alger Management also serves as a sub-adviser to third-party registered investment companies, as well as bank collective investment trusts. From time to time, Alger Affiliates may own significant stakes in one or more of the above entities.
Alger Management may recommend to clients that they purchase interests in investment partnerships or funds for which Alger Management serves as investment adviser or sub-adviser and in which Alger Management and related persons have a financial interest. Alger Management and such related persons will fully disclose such financial interests to all clients to which such recommendations are given.
Alger Affiliates also have other direct and indirect interests in the equity markets, directly or through investments in pooled products, in which the Fund directly and indirectly invest. Investors should be aware that this may cause Alger Affiliates to have conflicts that could disadvantage the Fund.

As a registered investment adviser under the Investment Advisers Act of 1940, as amended, Alger Management is required to file and maintain a registration statement on Form ADV with the SEC. Form ADV contains information about assets under management, types of fee arrangements, types of investments, conflicts and potential conflicts of interest, and other relevant information regarding Alger Management. Alger Management’s Form ADV is available on the SEC’s website (www.adviserinfo.sec.gov).
Conflicts as a Result of the Manager’s Other Affiliates
Selection of Administrative and Other Service Providers. Alger Management may choose to (and currently does) have Alger Affiliates provide administrative services, shareholder services, brokerage and other account services to the Fund. While any such engagement would be on market terms, it will nevertheless result in greater benefit to Alger Management than hiring a similarly qualified unaffiliated service provider.
In connection with these services and subject to applicable law, Alger Affiliates, including the Manager, may from time to time, and without notice to investors or clients, in-source or outsource certain processes or functions that it provides in its administrative or other capacities. Such in-sourcing or outsourcing may give rise to additional conflicts of interest, including which processes or functions to in-source or outsource, which entity to outsource to, and the fees charged by the Alger Affiliates or the third party. Alger Management maintains policies designed to mitigate the conflicts described herein; however, such policies may not fully address situations described above.
Information the Investment Adviser May Receive. Alger Management and its affiliates may have or be deemed to have access to the current status of certain markets, investments and funds because of Alger Affiliates’ brokerage and other activities. Alger Affiliates may therefore possess information which, if known to Alger Management, might cause Alger Management to seek to dispose of, retain or increase interests in investments held by the Fund, or acquire certain positions on behalf of the Fund. Moreover, Alger Management and its affiliates may come into possession of material, non-public information that would prohibit or otherwise limit its ability to trade on behalf of the Fund. A fund not advised by Alger Management would not be subject to these restrictions. Alger Management maintains policies designed to prevent the disclosure of such information; however, such policies may not fully address situations described above.
Allocation Issues
As Alger Management manages multiple accounts or funds managed or advised by Alger Affiliates (including Alger Management) or in which Alger Affiliates (including Alger Management) or its personnel have interests (collectively, the “client/Alger Affiliates accounts”), issues can and do arise as a result of how Alger Management allocates investment opportunities. In an effort to treat all clients/Alger Affiliates reasonably in light of all factors relevant to managing an account, aggregated trades will generally be allocated pro rata among the Fund and client/Alger Affiliates accounts whenever possible. There are exceptions to this practice, however, as described below:
Unusual Market Conditions. During periods of unusual market conditions, Alger Management may deviate from its normal trade allocation practices. During such periods, Alger Management will seek to exercise a disciplined process for determining its actions to appropriately balance the interests of all accounts, including the Fund, as it determines in its sole discretion.
Availability of Investments. The availability of certain investments such as initial public offerings or private placements may be limited. In such cases, all client/Alger Affiliates accounts (including the Fund) may not receive an allocation. As a result, the amount, timing, structuring or terms of an investment by the Fund may differ from, and performance may be lower than, investments and performance of other client/Alger Affiliates accounts.
Alger Management, as a general practice, allocates initial public offering shares and other limited availability investments pro rata among the eligible client/Alger Affiliates accounts (including the Fund) where the portfolio manager seeks an allocation. An account or accounts may not receive an allocation because it lacks available cash, is restricted from making certain investments, the account pays a performance fee, the account is so large that the allocation is determined to not be meaningful to the account’s overall performance, or due to co-investment by Alger Affiliates. When a pro rata allocation of limited availability investments is not possible or is not appropriate, Alger Management considers numerous other factors to determine an appropriate allocation. These factors include (i) Alger Management’s good faith assessment of the best use of such limited opportunities relative to the account’s investment objectives, investment limitations and requirements of the accounts; (ii) suitability requirements and the nature of the investment opportunity, including relative attractiveness of a security to different accounts; (iii) relative size of applicable accounts; (iv) impact on overall performance and allocation of such securities may have on accounts; (v) cash and liquidity considerations, including without limitation, availability of cash for investment; (vi) minimum denomination, minimum increments, de minimus threshold and round lot consideration; (vii) account investment horizons, investment objectives and guidelines; (viii) an account’s risk tolerance and/or risk parameters; (ix) tax sensitivity of accounts; (x) concentration of positions in an account; (xi) appropriateness of a security for the account given the benchmark and benchmark sensitivity of an account; (xii) use of the opportunity as a replacement for another security Alger Management believes to be attractive for an account or the availability of other appropriate investment opportunities; (xiii) considerations related to giving a subset of accounts exposure to an industry; and/or (xiv) account turnover guidelines.
In some circumstances, it is possible that the application of these factors may result in certain client/Alger Affiliates accounts receiving an allocation when other accounts do not. Moreover, Alger Affiliates, or accounts in which Alger Affiliates and/or employees have interests, may receive an allocation or an opportunity not allocated to other accounts or the Fund.
Portfolio managers who manage multiple strategies exercise investment discretion over each strategy on an individualized basis and therefore may allocate investments (including IPOs and secondary offerings) in a different manner for each strategy. Considerations for such different allocations, include, but are not limited to, when an allocation to a particular strategy results in a de minimis investment, different investment policies and objectives of one strategy versus another; as well as the implementation of strategy objectives such as sector or industry weightings. As a result of such allocations, there will be instances when funds within a strategy managed by the same portfolio manager do not participate in an investment that is allocated among funds invested in another strategy managed by the same portfolio manager. For example, it is generally the case that investment strategies with larger AUM do not participate in allocations of IPOs and secondary offerings as the allocation of limited shares will result in the strategy receiving de minimis amounts of shares to allocate across strategies. Such investment decisions may result in a loss of investment opportunity for funds that may otherwise have been suited to invest in such offerings.
Please visit www.alger.com for a current list of portfolio managers by strategy as well as strategy AUM.
Differing Guidelines, Objectives and Time Horizons. Because client/Alger Affiliates accounts (including the Fund) are managed according to different strategies and individual client guidelines, certain accounts may not be able to participate in a transaction or strategy employed by Alger Management.
Actions taken by one account could affect others. For example, in the event that withdrawals of capital result in one account selling securities, this could result in securities of the same issuer falling in value, which could have a material adverse effect on the performance of other accounts (including the Fund) that do not sell such positions.
Alger Affiliates may also develop and implement new strategies, which may not be employed in all accounts or pro rata among the accounts where they are employed, even if the strategy is consistent with the objectives of all accounts. Alger Affiliates may make decisions based on such factors as strategic fit and other portfolio management considerations, including an account’s capacity for such strategy, the liquidity of the strategy and its underlying instruments, the account’s liquidity, the business risk of the strategy relative to the account’s overall portfolio make-up, the lack of efficacy of, or return expectations from, the strategy for the account, and any such other factors as Alger Affiliates deem relevant in their sole discretion. For example, such a determination may, but will not necessarily, include consideration of the fact that a particular strategy will not have a meaningful impact on an account given the overall size of the account, the limited availability of opportunities in the strategy and the availability of other strategies for the account.
Investing in Different Classes of the Same Issuer. Conflicts also arise when one or more client/Alger Affiliates accounts (including the Fund) invests in different classes of securities of the same issuer. As a result, one or more client/Alger Affiliates accounts may pursue or enforce rights with respect to a particular issuer in which the Fund has invested, and those activities may have an adverse effect on the Fund. For example, if a client/Alger Affiliates account holds debt securities of an issuer and the Fund holds equity securities of the same issuer, if the issuer experiences financial or operational challenges, the client/Alger Affiliates account which holds the debt securities may seek a liquidation of the issuer, whereas the Fund which holds the equity securities may prefer a reorganization of the issuer. In addition, Alger Management may also, in certain circumstances, pursue or enforce rights with respect to a particular issuer jointly on behalf of one or more client/Alger Affiliates accounts, the Fund, or Alger Affiliates. The Fund may be negatively impacted by Alger Affiliates’ and other client/Alger Affiliates accounts’ activities, and transactions for the Fund may be impaired or effected at prices or terms that may be less favorable than would otherwise have been the case had Alger Affiliates and other client/Alger Affiliates accounts not pursued a particular course of action with respect to the issuer of the securities.
Conflicts Related to Timing of Transactions. When Alger or a client/Alger Affiliates account implements a portfolio decision or strategy ahead of, or contemporaneously with, similar portfolio decisions or strategies for the Fund (whether or not the portfolio decisions emanate from the same research analysis or other information), market impact, liquidity constraints, or other factors could result in the Fund receiving less favorable trading results. In addition, the costs of implementing such portfolio decisions or strategies could be increased or the Fund could otherwise be disadvantaged. Alger Affiliates may, in certain cases, implement internal policies and procedures designed to limit such consequences to client/Alger Affiliates accounts, which may cause the Fund to be unable to engage in certain activities, including purchasing or disposing of securities, when it might otherwise be desirable for it to do so.
Moreover, each client/Alger Affiliates account is managed independently of other accounts. Given the independence in the implementation of advice to these accounts, there can be no warranty that such investment advice will be implemented simultaneously. Neither Alger Management nor its affiliates will always know when advice issued has been executed and, if so, to what extent. Alger Management and its affiliates will use reasonable efforts to procure timely execution. It is possible that prior execution for or on behalf of an account could adversely affect the prices and availability of the securities and instruments in which the Fund invest. In other words, an account, by trading first, may increase the price or decrease the availability of a security to the Fund.
In some instances, Alger Management is retained through programs sponsored by unaffiliated financial intermediaries, advisers or planners in which Alger Management serves as an investment adviser (“wrap programs”). Alger Management offers advisory services through single contract programs, dual contract programs and model portfolio programs. Given the structure of the wrap programs and the fact that payments to Alger Management are paid directly by the wrap sponsor, Alger Management does not believe it receives any direct compensation from clients who participate in the wrap programs. Because wrap clients generally pay the wrap sponsor to effect transactions for their accounts, Alger Management does not aggregate transactions on behalf of wrap program accounts with other accounts or funds it advises. Because of the distinct trading process Alger Management follows for wrap accounts and the portfolio limitations of the wrap programs, the timing of trades for wrap accounts may differ from other accounts and will generally be made later in time than for other accounts managed by Alger Management.
The fact that personnel of certain Alger Affiliates are dedicated to one or more Fund, accounts or clients may be a factor in determining the timing of implementation and allocation of opportunities sourced by such personnel. Alger Affiliates may delay trades for the Fund or account in order to aggregate such trades. Alger Affiliates may also consider reputational matters and other considerations. Differences in allocations will affect the performance of the Fund.
Cross Transactions. From time to time and for a variety of reasons, certain client/Alger Affiliates accounts may buy or sell positions in a particular security while the Fund is undertaking the opposite strategy. Trading in the opposite manner could disadvantage the Fund. Moreover, Alger Affiliates may have a potentially conflicting division of loyalties and responsibilities to both parties in such a case. For example, Alger Management will represent both the Fund on one side of a transaction and another account on the other side of the trade (including an account in which Alger Affiliates may have a proprietary interest) in connection with the purchase of a security by such Fund. In an effort to reduce this negative impact, and when permitted by applicable law, the accounts may enter into “cross transactions.” A cross transaction, or cross trade, occurs when the Manager causes the Fund to buy securities from, or sell a security to, another client of Alger Management or Alger Affiliates. Alger Management will ensure that any such cross transactions are effected on commercially reasonable market terms and in accordance with applicable law, including but not limited to Alger Management’s fiduciary duties to all accounts.

Valuation of Assets. Alger Affiliates may have a conflict of interest in valuing the securities and other assets in which the Fund may invest. Alger Management is generally paid an advisory fee based on the value of the assets under management, so more valuable securities will result in a higher advisory fee. Alger Management may also benefit from showing better performance or higher account values on periodic statements.
Certain securities and other assets in which the Fund may invest may not have a readily ascertainable market value and will be valued by Alger Management in accordance with the valuation guidelines described in the valuation procedures adopted by the Fund. Such securities and other assets may constitute a substantial portion of the Fund’s investments. Alger Management’s risk of misstating the value of securities is greater with respect to illiquid securities like those just described.
Alger Affiliates may hold proprietary positions in the Fund. One consequence of such proprietary positions is that Alger Management may be incented to misstate the value of illiquid securities.
Regulatory Conflicts. From time to time, the activities of the Fund may be restricted because of regulatory or other requirements applicable to Alger Affiliates and/or their internal policies designed to comply with, limit the applicability of, or otherwise relate to such requirements. As a result, Alger Affiliates may implement internal restrictions that delay or prevent trades for the Fund, which could result in less favorable execution of trades and may impact the performance of the Fund.
Certain activities and actions may be considered to result in reputational risk or disadvantage for the management of the Fund and Alger Management as well as for other Alger Affiliates. Such situations could arise if Alger Affiliates serve as directors of companies the securities of which the Fund wishes to purchase or sell or is representing or providing financing to another potential purchaser. The larger Alger Management’s investment advisory business and Alger Affiliates’ businesses, the larger the potential that these restricted list policies will impact the performance of the Fund.
Other Potential Conflicts Relating to the Management of the Fund by the Manager
Potential Conflicts Relating to Alger Affiliates’ Proprietary Activities and Activities On Behalf of Other Accounts. Alger Management may purchase or sell, for itself or Alger Affiliates, mutual funds, ETFs or other pooled investment vehicles, commercial paper or fixed-income securities that it recommends to its clients. The results achieved by Alger Affiliates proprietary accounts may differ from those achieved for other accounts. Alger Management will manage the Fund and its other client/Alger Affiliates accounts in accordance with their respective investment objectives and guidelines. However, Alger Management may give advice, and take action, with respect to any current or future client/Alger Affiliates accounts that may compete or conflict with the advice Alger Management may give to the Fund including with respect to the return of the investment, the timing or nature of action relating to the investment or method of exiting the investment.
The directors, officers and employees of Alger Affiliates, including Alger Management, may buy and sell securities or other investments for their own accounts (including through investment funds managed by Alger Affiliates, including Alger Management). As a result of differing trading and investment strategies or constraints, positions may be taken by directors, officers and employees that are the same, different from or made at different times than positions taken for the Fund. To reduce the possibility that the Fund will be materially adversely affected by the personal trading described above, Alger Management has established policies and procedures that restrict securities trading in the personal accounts of investment professionals and others who normally come into possession of information regarding the Fund’ portfolio transactions. Alger Management has adopted a code of ethics (the “Code of Ethics”) and monitoring procedures relating to certain personal securities transactions by personnel of Alger Management which Alger Management deems to involve potential conflicts involving such personnel, client/Alger Affiliates accounts managed by Alger Management and the Fund. The Code of Ethics requires that personnel of Alger Management comply with all applicable federal securities laws and with the fiduciary duties and anti-fraud rules to which Alger Management is subject. The Code of Ethics is available on the EDGAR Database on the SEC’s Internet site at http://www.sec.gov.
Potential Conflicts in Connection With Proxy Voting
Alger Management has adopted policies and procedures designed to prevent conflicts of interest from influencing proxy voting decisions that it makes on behalf of clients, including the Fund, and to help ensure that such decisions are made in accordance with Alger Management’s fiduciary obligations to its clients. Notwithstanding such proxy voting policies and procedures, actual proxy voting decisions of Alger Management may have the effect of favoring the interests of other clients or Alger Affiliates provided that Alger Management believes such voting decisions to be in accordance with its fiduciary obligations. In other words, regardless of what Alger Management’s conflict of interest is, the importance placed on exercising a client’s right to vote dictates that Alger Management will cast the vote in accordance with its voting guidelines even if Alger Management, its affiliate, or its client, somehow, indirectly, benefits from that vote. For a more detailed discussion of these policies and procedures, see the section of this SAI entitled “Proxy Voting Policies and Procedures.”
Conflicts in Connection with Sales-Related Incentives.
Alger Affiliates and its sales personnel may directly or indirectly receive a portion of the fees and commissions charged to the Fund or its shareholders. Alger Affiliates and its advisory or other personnel may also benefit from increased amounts of assets under management. Fees and commissions may also be higher for some products or services than for others, and the remuneration and profitability to Alger Affiliates and such personnel resulting from transactions on behalf of or management of the Fund may be greater or lesser than the remuneration and profitability resulting from other funds or products.
Conflicts may arise in relation to sales-related incentives. Alger Affiliates and its personnel may receive greater compensation or greater profit in connection with certain funds in the Alger Family of Funds than with other funds, including the Fund. Differentials in compensation may be related to the fact that Alger Affiliates may pay a portion of their advisory fee to an unaffiliated investment adviser, or to other compensation arrangements, including for portfolio management, brokerage transactions or account servicing. Any differential in compensation may create a financial incentive on the part of Alger Affiliates and their personnel to recommend certain funds in the Alger Family of Funds over other funds, including the Fund.
Alger Affiliates may also have relationships with, and purchase, or distribute or sell, services or products from or to, distributors, consultants and others who recommend the Fund, or who engage in transactions with or for the Fund. For example, Alger Affiliates regularly participate in industry and consultant sponsored conferences and may purchase educational, data related or other services from consultants or other third parties that it deems to be of value to its personnel and its business. The products and services purchased from consultants may include, but are not limited to, those that help Alger Affiliates understand the consultant’s points of view on the investment management process. Consultants and other parties that provide consulting or other services or provide service platforms for employee benefit plans to potential investors in the Fund may receive fees from Alger Affiliates or the Fund in connection with the distribution of shares in the Fund or other Alger Affiliates products. For example, Alger Affiliates may enter into revenue or fee sharing arrangements with consultants, service providers, and other intermediaries relating to investments in mutual funds, ETFs or other products or services offered or managed by Alger Management. Alger Affiliates may also pay a fee for membership in industry-wide or state and municipal organizations or otherwise help sponsor conferences and educational forums for investment industry participants including, but not limited to, trustees, fiduciaries, consultants, administrators, state and municipal personnel and other clients. Alger Affiliates’ membership in such organizations allows Alger Affiliates to participate in these conferences and educational forums and helps Alger Affiliates interact with conference participants and to develop an understanding of the points of view and challenges of the conference participants. In addition, Alger Affiliates’ personnel, including employees of Alger Affiliates, may have board, advisory, brokerage or other relationships with issuers, distributors, consultants and others that may have investments in the Fund or that may recommend investments in the Fund or distribute the Fund. In addition, Alger Affiliates, including Alger Management, may make charitable contributions to institutions, including those that have relationships with clients or personnel of clients. Personnel of Alger Affiliates may also make political contributions. As a result of the relationships and arrangements described in this paragraph, consultants, distributors and other parties may have conflicts associated with their promotion of the Fund or other dealings with the Fund that create incentives for them to promote the Fund or certain portfolio transactions.
To the extent permitted by applicable law, Alger Affiliates or the Fund may make payments to authorized dealers and other financial intermediaries (“Intermediaries”) from time to time to promote client/Alger Affiliates accounts, the Fund and other products. In addition to placement fees, sales loads or similar distribution charges, payments may be made out of Alger Affiliates’ assets, or amounts payable to Alger Affiliates rather than a separately identified charge to the Fund, client/Alger Affiliates accounts or other products. Such payments may compensate Intermediaries for, among other things: marketing the Fund, client/Alger Affiliates accounts and other products (which may consist of payments resulting in or relating to the inclusion of the Fund, client/Alger Affiliates accounts and other products on preferred or recommended fund lists or in certain sales programs from time to time sponsored by the Intermediaries);

access to the Intermediaries’ registered representatives or salespersons, including at conferences and other meetings; assistance in training and education of personnel; fees for directing investors to the Fund, client/Alger Affiliates accounts and other products; “finders fees” or “referral fees” or other fees for providing assistance in promoting the Fund, client/Alger Affiliates accounts and other products (which may include promotions in communications with the Intermediaries’ customers, registered representatives and salespersons); and/or other specified services intended to assist in the distribution and marketing of the Fund, client/Alger Affiliates accounts and other products. Such payments may be a fixed dollar amount; may be based on the number of customer accounts maintained by an Intermediary; may be based on a percentage of the value of interests sold to, or held by, customers of the Intermediary involved; or may be calculated on another basis. The payments may also, to the extent permitted by applicable regulations, contribute to various non-cash and cash incentive arrangements to promote certain products, as well as sponsor various educational programs, sales contests and/or promotions. Furthermore, subject to applicable law, such payments may also pay for the travel expenses, meals, lodging and entertainment of Intermediaries and their salespersons and guests in connection with educational, sales and promotional programs. The additional payments by Alger Affiliates may also compensate Intermediaries for subaccounting, administrative and/or shareholder processing or other investor services that are in addition to the fees paid for these services by such products.
The payments made by Alger Affiliates or the Fund may be different for different Intermediaries. The payments may be negotiated based on a range of factors, including but not limited to, ability to attract and retain assets, target markets, customer relationships, quality of service and industry reputation. Payment arrangements may include breakpoints in compensation which provide that the percentage rate of compensation varies as the dollar value of the amount sold or invested through an Intermediary increases. The presence of these payments and the basis on which an Intermediary compensates its registered representatives or salespersons may create an incentive for a particular Intermediary, registered representative or salesperson to highlight, feature or recommend certain products based, at least in part, on the level of compensation paid.
Potential Conflicts in Connection with Brokerage Transactions
Trade Aggregation. If Alger Management believes that the purchase or sale of a security is in the best interest of more than one client/Alger Affiliates account (including the Fund), it may (but is not obligated to) aggregate the orders to be sold or purchased to seek favorable execution or lower brokerage commissions, to the extent permitted by applicable laws and regulations. Aggregation of trades under this circumstance may, on average, decrease the costs of execution. In the event Alger Management aggregates a trade for participating accounts, the method of allocation will generally be determined prior to the trade execution. Although no specific method of allocation of trades is expected to be used, allocations are generally pro rata and if not, will be designed so as not to systematically and consciously favor or disfavor any account in the allocation of investment opportunities. The accounts aggregated may include registered and unregistered investment companies, Alger Affiliates Accounts (including the Fund), and separate accounts. Transaction costs will be shared by participants on a pro-rata basis according to their allocations. Alger Management may delay the execution of a trade for a client account so it may be included as part of an aggregated trade.
When orders are aggregated for execution, it is possible that Alger Affiliates will benefit from such trades, even in limited capacity situations. Alger Management maintains policies and procedures that it believes are reasonably designed to deal equitably with conflicts of interest that may arise when purchase or sale orders for an account are aggregated for execution with orders for Alger Affiliates Accounts. Alger Management may aggregate trades for its clients and affiliates in private placements pursuant to internally developed procedures. In such cases, Alger Management will only negotiate the price of such investments, and no other material terms of the offering, and will prepare a written allocation statement reflecting the allocation of the securities.
Orders to purchase or sell the same security need not be aggregated if there is a reasonable distinction between or among the orders. For example, orders that are not price specific need not be aggregated with orders that are to be executed at a specific price. Also, certain short sale trades may not be aggregated due to settlement issues and may not trade sequentially in order to maintain the average trade price.
Alger Management is not required to bunch or aggregate trades if portfolio management decisions for different accounts are made separately, or if it determines that bunching or aggregating is not practicable, or with respect to client directed accounts.

Even when trades are aggregated, prevailing trading activity frequently may make impossible the receipt of the same price or execution on the entire volume of securities purchased or sold. When this occurs, the various prices may be averaged, and the Fund will be charged or credited with the average price. Thus, the effect of the aggregation may operate on some occasions to the disadvantage of the Fund. In addition, under certain circumstances, the Fund will not be charged the same commission or commission equivalent rates in connection with a bunched or aggregated order.
Soft Dollars. Alger Management relies primarily on its own internal research to provide primary research in connection with buy and sell recommendations. However, Alger Management does acquire research services provided by a third party vendor, which it pays for with brokerage fees and commissions, sometimes referred to as “soft dollars.” The services that Alger Management may receive include: management meetings; conferences; research on specific industries; research on specific companies; macroeconomic analyses; analyses of national and international events and trends; evaluations of thinly traded securities; computerized trading screening techniques and securities ranking services; general research services (i.e. Bloomberg, FactSet).
Alger Management may pay higher commissions for receipt of brokerage and research services in connection with securities trades that are consistent with the “safe harbor” provisions of Section 28(e) of the Securities Exchange Act. This benefits Alger Management because it does not have to pay for the research, products, or services. Such benefit gives Alger Management an incentive to select a broker-dealer based on its interest in receiving the research, products, or services rather than on its clients’ interest in receiving the most favorable execution.
Research or other services obtained in this manner may be used in servicing any or all of the Fund and other client/Alger Affiliates accounts. This includes accounts other than those that pay commissions to the broker providing soft dollar benefits. Therefore, such products and services may disproportionately benefit certain client/Alger Affiliates accounts, including the Fund, to the extent that the commissions from such accounts are not used to purchase such services.
Neither the research services nor the amount of brokerage given to a particular broker-dealer are made through an arrangement or commitment that obligates Alger Management to pay selected broker-dealers for the services provided.
Alger Management has entered into certain commission sharing arrangements. A commission sharing arrangement allows Alger Management to aggregate commissions at a particular broker-dealer, and to direct that particular broker-dealer to pay various other broker-dealers from this pool of aggregate commissions for research and research services the broker-dealers have provided to Alger Management. These arrangements allow Alger Management to limit the broker-dealers it trades with, while maintaining valuable research relationships.
Additionally, Alger Management receives a credit for routing orders through a fixed connection with a national securities exchange, which is applied to the costs of research services.
In certain cases, a research service may serve additional functions that are not related to the making of investment decisions (such as accounting, record keeping or other administrative matters). Where a product obtained with commissions has such a mixed use, Alger Management will make a good faith allocation of the cost of the product according to its use. Alger Management will not use soft dollars to pay for services that provide only administrative or other non-research assistance.

Investment Manager:
Fred Alger Management, LLC
100 Pearl Street, 27th Floor
New York, New York 10004
Sub-Adviser:
Weatherbie Capital, LLC
265 Franklin Street, Suite 1603
Boston, Massachusetts 02110
Distributor:
Fred Alger & Company, LLC
100 Pearl Street, 27th Floor
New York, New York 10004
Transfer Agent:
The Alger ETF Trust
c/o Brown Brothers Harriman & Co.
50 Post Office Square
Boston, Massachusetts 02110
Custodian Bank:
Brown Brothers Harriman & Co.
50 Post Office Square
Boston, Massachusetts 02110
Independent Registered Public
Accounting Firm:
Deloitte & Touche LLP
30 Rockefeller Plaza
New York, New York 10112
Counsel:
Kirkland & Ellis LLP
601 Lexington Avenue
New York, New York 10022
The Alger ETF Trust
STATEMENT OF
ADDITIONAL
INFORMATION
February 10, 2023

ETFSAI

PART C
OTHER INFORMATION
Item 28.
EXHIBITS
Exhibit No.	Description of Exhibit
(a)	Articles of Incorporation:
(a-1)
Agreement and Declaration of Trust for The Alger ETF Trust (“Registrant”), dated March 24, 2020
(Incorporated by reference to Registrant’s Registration Statement on Form N-1A (the “Registration
Statement”), filed with the SEC on August 18, 2020)

(a-2)	Certificate of Designation, dated March 24, 2020 (Incorporated by reference to the Registration Statement, filed with the SEC on August 18, 2020)
(a-3)	Certificate of Designation (Alger Mid Cap 40 ETF), dated August 13, 2020 (Incorporated by reference to the Registration Statement, filed with the SEC on August 18, 2020)
(a-4)	Certificate of Designation (Alger 25 ETF), dated August 13, 2020 (Incorporated by reference to the Registration Statement, filed with the SEC on August 18, 2020)
(a-5)	Certificate of Termination (Alger Focus Fund) (Incorporated by reference to Pre-Effective Amendment No. 1 to the Registration Statement, filed with the SEC on February 19, 2021)
(a-6)	Certificate of Amendment (Alger 35 ETF), dated February 11, 2021 (Incorporated by reference to Pre- Effective Amendment No. 1 to the Registration Statement, filed with the SEC on February 19, 2021)
(a-7)	Certificate of Designation (Alger Weatherbie Enduring Growth ETF), dated December 6, 2022 (filed herewith)
(b)	By-laws: Amended and Restated By-laws of Registrant (Incorporated by reference to Pre-Effective Amendment No. 1 to the Registration Statement, filed with the SEC on February 19, 2021)
(c)	Instruments Defining Rights of Security Holders: See Exhibits (a) and (b)
(d)	Investment Advisory Contracts:
(d-1)
Amended & Restated Investment Management Agreement (“IMA”) between Registrant and Fred Alger
Management, LLC (“FAM”), dated February 11, 2021 (Incorporated by reference to Pre-Effective
Amendment No. 1 to the Registration Statement, filed with the SEC on February 19, 2021)

(d-2)	Amendment to IMA, dated December 6, 2022 (filed herewith)
(d-3)	Contract to Support Fee Waiver/Expense Reimbursement, dated December 6, 2022 (filed herewith)
(d-4)
Sub-Advisory Agreement between FAM and Weatherbie Capital, LLC, dated March 1, 2017 (Incorporated by reference to Post-Effective Amendment No. 2 to the Registration Statement, filed with the SEC on
November 18, 2022)

(d-5)	Amendment to Sub-Advisory Agreement, dated September 29, 2020 (Incorporated by reference to Post- Effective Amendment No. 2 to the Registration Statement, filed with the SEC on November 18, 2022)
(d-6)	Amendment to Sub-Advisory Agreement, dated December 6, 2022 (filed herewith)
(e)	Underwriting Contracts:
(e-1)	Amended & Restated Distribution Agreement, dated February 11, 2021 (Incorporated by reference to Pre- Effective Amendment No. 1 to the Registration Statement, filed with the SEC on February 19, 2021)
(e-2)	Amendment to Amended & Restated Distribution Agreement, dated December 6, 2022 (filed herewith)
(f)	Bonus or Profit Sharing Contracts: Not applicable.
(g)	Custodian Agreements:
(g-1)
Custodian Agreement between Registrant and Brown Brothers Harriman & Co. (“BBH”), dated February
29, 2008 (Incorporated by reference to Pre-Effective Amendment No. 1 to the Registration Statement, filed with the SEC on February 19, 2021)

(g-2)	Amendment to Custodian Agreement, dated January 6, 2017 (Incorporated by reference to Pre-Effective Amendment No. 1 to the Registration Statement, filed with the SEC on February 19, 2021)
(g-3)	Amendment to Custodian Agreement, dated December 20, 2017 (Incorporated by reference to Pre-Effective Amendment No. 1 to the Registration Statement, filed with the SEC on February 19, 2021)

Exhibit No.	Description of Exhibit
(g-4)	Amendment to Custodian Agreement, dated October 15, 2018 (Incorporated by reference to Pre-Effective Amendment No. 1 to the Registration Statement, filed with the SEC on February 19, 2021)
(g-5)	Amendment to Custodian Agreement, dated January 4, 2021 (Incorporated by reference to Pre-Effective Amendment No. 1 to the Registration Statement, filed with the SEC on February 19, 2021)
(g-6)	Amendment to Custodian Agreement, dated December 7, 2021 (Incorporated by reference to Post-Effective Amendment No. 1 to the Registration Statement, filed with the SEC on April 27, 2022)
(g-7)	Amendment to Custodian Agreement, dated January 18, 2023 (filed herewith)
(h)	Other Material Contracts:
(h-1)
Transfer and Administrative Agency Agreement (“TA Agreement”) Between Registrant and BBH, dated
January 4, 2021 (Incorporated by reference to Pre-Effective Amendment No. 1 to the Registration
Statement, filed with the SEC on February 19, 2021)

(h-2)	Amendment to TA Agreement, dated May 12, 2021 (Incorporated by reference to Post-Effective Amendment No. 2 to the Registration Statement, filed with the SEC on November 18, 2022)
(h-3)	Amendment to TA Agreement, dated January 18, 2023 (filed herewith)
(h-4)	Form of Authorized Participant Agreement (Incorporated by reference to Pre-Effective Amendment No. 1 to the Registration Statement, filed with the SEC on February 19, 2021)
(h-5)	Form of Authorized Participant Representative Agreement (Incorporated by reference to Pre-Effective Amendment No. 1 to the Registration Statement, filed with the SEC on February 19, 2021)
(h-6)
Form of Authorized Participant Representative Agreement (Clearing Broker) (Incorporated by reference to
Pre-Effective Amendment No. 1 to the Registration Statement, filed with the SEC on February 19, 2021)

(i)	Legal Opinions:
(i-1)	Opinion of Sullivan & Worcester (Incorporated by reference to Pre-Effective Amendment No. 1 to the Registration Statement, filed with the SEC on February 19, 2021)
(i-2)	Opinion of Sullivan & Worcester (Alger Weatherbie Enduring Growth ETF) (filed herewith)
(j)	Other Opinions: Consent of Independent Registered Public Accounting Firm (filed herewith)
(k)	Omitted Financial Statements: Not applicable.
(l)
Initial Capital Agreements: Purchase Agreement for Registrant, dated January 5, 2021 (Incorporated by reference to Pre-Effective Amendment No. 1 to the Registration Statement, filed with the SEC on February
19, 2021)

(m)	Rule 12b-1 Plan, dated December 6, 2022 (filed herewith)
(n)	Rule 18f-3 Plan: Not applicable.
(o)	Reserved.
(p)	Codes of Ethics: Code of Ethics (Incorporated by reference to Pre-Effective Amendment No. 1 to the Registration Statement, filed with the SEC on February 19, 2021)
(q)
Powers of Attorney executed by Hal Liebes, Michael D. Martins, Hilary M. Alger, Charles F. Baird, Jr.,
Roger P. Cheever, David Rosenberg and Nathan E. Saint-Amand, M.D, dated December 15, 2020
(Incorporated by reference to Pre-Effective Amendment No. 1 to the Registration Statement, filed with the
SEC on February 19, 2021)

101.INS	XBRL Instance Document – the instance document does not appear on the Interactive Data File because its XBRL tags are embedded within the Inline XBRL document.
101.SCH	XBRL Taxonomy Extension Schema
101.CAL	XBRL Taxomony Extension Calculation Linkbase
101.DEF	XBRL Taxomony Extension Definition Linkbase
101.LAB	XBRL Taxomony Extension Label Linkbase
101.PRE	XBRL Taxonomy Extension Presentation Linkbase

Item 29.
PERSONS CONTROLLED BY OR UNDER COMMON CONTROL WITH REGISTRANT
None.
Item 30.
INDEMNIFICATION
Under Section 8.4 of Registrant’s Agreement and Declaration of Trust, any past or present Trustee or officer of Registrant (including persons who serve at Registrant’s request as directors, officers or Trustees of another organization in which Registrant has any interest as a shareholder, creditor or otherwise (hereinafter referred to as a “Covered Person”)) is indemnified to the fullest extent permitted by law against liability and all expenses reasonably incurred by him in connection with any action, suit or proceeding to which he may be a party or otherwise involved by reason of his being or having been a Covered Person. This provision does not authorize indemnification when it is determined, in the manner specified in the Agreement and Declaration of Trust, that such Covered Person has not acted in good faith in the reasonable belief that his actions were in or not opposed to the best interests of Registrant. Moreover, this provision does not authorize indemnification when it is determined, in the manner specified in the Agreement and Declaration of Trust, that such Covered Person would otherwise be liable to Registrant or its shareholders by reason of willful misfeasance, bad faith, gross negligence or reckless disregard of his duties. Expenses may be paid by Registrant in advance of the final disposition of any action, suit or proceeding upon receipt of an undertaking by such Covered Person to repay such expenses to Registrant in the event that it is ultimately determined that indemnification of such expenses is not authorized under the Agreement and Declaration of Trust and either (i) the Covered Person provides security for such undertaking, (ii) Registrant is insured against losses from such advances, or (iii) the disinterested Trustees or independent legal counsel determines, in the manner specified in the Agreement and Declaration of Trust, that there is reason to believe the Covered Person will be found to be entitled to indemnification.
Insofar as indemnification for liability arising under the Securities Act of 1933 (the “Securities Act”) may be permitted to Trustees, officers and controlling persons of Registrant pursuant to the foregoing provisions, or otherwise, Registrant has been advised that in the opinion of the Securities and Exchange Commission (the “SEC”) such indemnification is against public policy as expressed in the Securities Act and is, therefore, unenforceable. In the event that a claim for indemnification against such liabilities (other than the payment by Registrant of expenses incurred or paid by a Trustee, officer or controlling person of Registrant in the successful defense of any action, suit or proceeding) is asserted by such Trustee, officer or controlling person in connection with the securities being registered, Registrant will, unless in the opinion of its counsel the matter has been settled by controlling precedent, submit to a court of appropriate jurisdiction the question whether such indemnification by it is against public policy as expressed in the Securities Act and will be governed by the final adjudication of such issue.
Item 31.
BUSINESS AND OTHER CONNECTIONS OF INVESTMENT ADVISER
Fred Alger Management, LLC (“FAM”), which serves as investment manager to each Fund, is generally engaged in rendering investment advisory services to institutions and, to a lesser extent, individuals. FAM presently serves as investment adviser to five open-end investment companies and one ETF, including the Registrant.
Set forth below is the name and principal business address of each company, excluding FAM-advised funds, for which a director or officer of FAM serves as a director, officer or employee:
Alger Alternative Holdings, LLC
Alger Alternative Holdings II, LLC
Alger Apple Real Estate, LLC
Alger Associates, Inc.
Alger Boulder I LLC
Alger Capital, LLC
Alger Group Holdings, LLC
Alger International Holdings
Fred Alger & Company, LLC
The Foundation for Alger Families
100 Pearl Street, 27th Floor
New York, New York 10004
Alger Management, Ltd.
78 Brook Street
London
W1K 5EF
United Kingdom

Alger-Weatherbie Holdings, LLC
Weatherbie Capital, LLC
265 Franklin Street, Suite 1603
Boston, Massachusetts 02110
Listed below are the officers of FAM.
NAME AND POSITION WITH FAM	OTHER SUBSTANTIAL BUSINESS, PROFESSION OR VOCATION
Daniel C. Chung Chairman, President, Chief Executive Officer
President and Chief Executive Officer, Alger Associates,
Inc., Alger Capital, LLC, Alger Group Holdings, LLC,
Alger Apple Real Estate, LLC and Alger Boulder I LLC;
Manager, Weatherbie Capital, LLC; Director, Alger
Management, Ltd. and Alger SICAV; Director and
Chairman, Alger International Holdings; President, Chief
Executive Officer and Manager, Alger Alternative
Holdings, LLC and Alger Alternative Holdings II, LLC;
Chairman, President and Manager, Alger-Weatherbie
Holdings, LLC; President and Director, The Foundation for
Alger Families

Robert Kincel Chief Financial Officer, Senior Vice President, Treasurer
Chief Financial Officer and Treasurer, Alger Associates,
Inc.; Chief Financial Officer, Treasurer and Senior Vice
President, Fred Alger & Company, LLC; Treasurer and
Manager, Weatherbie Capital, LLC and Alger-Weatherbie
Holdings, LLC; Director, Alger International Holdings;
Chief Financial Officer, Treasurer and Manager, Alger
Alternative Holdings, LLC and Alger Alternative Holdings
II, LLC; Chief Financial Officer, Treasurer and Vice
President, Alger Capital, LLC and Alger Group Holdings,
LLC; Treasurer, Alger Apple Real Estate, LLC and Alger
Boulder I LLC; Treasurer and Director, The Foundation for
Alger Families; Authorized Signer, Alger Management, Ltd.

Hal Liebes Executive Vice President, Chief Operating Officer, Secretary, Managing Member
Chief Operating Officer and Secretary, Alger Associates,
Inc.; Chief Operating Officer, Secretary and Manager,
Alger Alternative Holdings, LLC and Alger Alternative
Holdings II, LLC; Director, Alger SICAV, Alger
International Holdings; Vice President, Chief Operating
Officer, Managing Member, and Secretary, Alger Capital,
LLC and Alger Group Holdings, LLC; Executive Director
and Chairman, Alger Management, Ltd.; Manager and
Secretary, Weatherbie Capital, LLC, Alger-Weatherbie
Holdings, LLC and Alger Apple Real Estate LLC;
Manager, Alger Partners Investors I, LLC, Alger Partners
Investors II, LLC and Alger Partners Investors KEIGF;
Secretary, Alger Boulder I LLC; Director and Secretary,
The Foundation for Alger Families; Managing Member,
Fred Alger & Company, LLC

Tina Payne Senior Vice President, General Counsel, Chief Compliance Officer, Assistant Secretary
Senior Vice President, General Counsel and Secretary, Fred
Alger & Company, LLC; Chief Compliance Officer and
Authorized Signer, Alger Management, Ltd.; Assistant
Secretary, Weatherbie Capital, LLC, Alger Alternative
Holdings, LLC, Alger Alternative Holdings II, LLC and
Alger-Weatherbie Holdings, LLC; Vice President and
Assistant Secretary, Alger Group Holdings, LLC

Christoph Hofmann Chief Distribution Officer, Executive Vice President	Chief Distribution Officer and President, Fred Alger & Company, LLC
For more information as to the business, profession, vocation or employment of a substantial nature of additional officers of FAM, reference is made to FAM’s current Form ADV (SEC File No. 801-06709) filed under the Investment Advisers Act of 1940, incorporated herein by reference.

Item 32.
PRINCIPAL UNDERWRITER
(a)
Fred Alger & Company, LLC (“Alger LLC”) acts as principal underwriter for Registrant, The Alger Funds,
The Alger Institutional Funds, The Alger Portfolios, The Alger Funds II, and Alger Global Focus Fund.

(b)	Alger LLC is a Delaware limited liability company located at 100 Pearl Street, 27th Floor, New York, New York 10004. The following is a list of the directors and officers of Alger LLC:

NAME	POSITION(S) AND OFFICE(S) WITH ALGER LLC	POSITION(S) AND OFFICE(S) WITH REGISTRANT
Darryl Ah Now	Senior Vice President	None
Scott Anderson	Senior Vice President	None
David Berdine	Vice President	None
Alex Bernstein	Senior Vice President	None
Donald Best Jr.	Vice President	None
Anthony Caputo	Vice President	Assistant Treasurer
Natalie Cardona	Assistant Vice President	None
Josephine Carey	Vice President	None
Peter Chang	Senior Vice President	None
Joo Chia	Assistant Vice President	None
Kevin Collins	Senior Vice President	None
Chris Conte	Vice President	None
Brian Costello	Senior Vice President	None
Ryan Craig	Vice President	None
Jessica Davis	Vice President	None
Tommy Ding	Assistant Vice President	None
Edward Doyle	Senior Vice President	None
Joanne Dwyer	Assistant Vice President	None
Neil Elevado	Assistant Vice President	None
Elizabeth Flanders	Vice President	None
Jonathan Foster	Senior Vice President	None
Christopher Franz	Vice President	None
Victor Frazier	Vice President	None
David Friedman	Senior Vice President	None
Amanda Fusting	Assistant Vice President	None
Matthew Galvin	Vice President	None
Nicholas Generale	Vice President	None
Daniel Giblin	Assistant Vice President	None
Matthew Goldberg	Senior Vice President	None
Rona Hakaj	Assistant Vice President	None
Chad Harding	Vice President	None
Andrew Harrington	Vice President	None
Ivana Hayblum	Vice President	None
Dennis Hearns	Senior Vice President	None
Christopher Hine	Assistant Vice President	None
Christoph Hofmann	President, Chief Distribution Officer	None
Frank Iacovano	Vice President	None
Stacia Ikpe	Vice President	None

NAME	POSITION(S) AND OFFICE(S) WITH ALGER LLC	POSITION(S) AND OFFICE(S) WITH REGISTRANT
Sean Jacobus	Vice President	None
Kevin Karpich	Assistant Vice President	None
Robert Kerr	Vice President	None
Daniel Kilpatrick	Vice President	None
Robert Kincel	Senior Vice President	None
Alan Kirby	Senior Vice President	None
Jennifer Lecowitch	Vice President	None
Aaron Lee	Vice President	None
David Lewis	Vice President	None
Hal Liebes	Executive Vice President	President, Principal Executive Officer
Jacob Lilie	Senior Vice President	None
Chris Lin	Vice President	None
Chad Mackelprang	Assistant Vice President	None
Barbara Mackey	Assistant Vice President	None
Roman Magiera	Assistant Vice President	None
Sharudh Majid	Assistant Vice President	None
Robert Marks	Vice President	None
Michael Martins	Senior Vice President	Treasurer, Principal Financial Officer
Edwin Peter Moor	Vice President	None
Nicholas Morrello	Assistant Vice President	None
Michael Nelson	Vice President	None
Brad Neuman	Senior Vice President	None
Arthur Nowak	Vice President	None
Udoka Nwogugu	Vice President	None
Shannon O'Connor	Senior Vice President	None
Robert O'Dell	Vice President	None
Subhasish Parida	Vice President	None
Sergio Pavone	Vice President	Assistant Treasurer
Tina Payne	Senior Vice President	Secretary, Chief Compliance Officer, Chief Legal Officer
Mia Pillinger	Vice President	Assistant Secretary
May Poon	Senior Vice President	None
Kosal Prum	Vice President	None
Jessie Quick	Vice President	None
Margaret Revell	Assistant Vice President	None
Jacquelyn Rizzo	Assistant Vice President	None
Ryan Rodgers	Vice President	None
Tyler Rosenthal	Assistant Vice President	None
Sushmita Sahu	Vice President	AML Compliance Officer
Katherine Schupp	Senior Vice President	None
Jeanne Sdroulas	Senior Vice President	None

NAME	POSITION(S) AND OFFICE(S) WITH ALGER LLC	POSITION(S) AND OFFICE(S) WITH REGISTRANT
Jason Smilowitz	Vice President	None
Pramod Somani	Vice President	None
Joseph Spano	Vice President	None
Zenon Staniek	Assistant Vice President	None
Joseph Stein	Vice President	None
John Strouse	Vice President	None
Christie Tully	Senior Vice President	None
Louise Ulitto	Assistant Vice President	None
Jeffrey Vigilante	Vice President	None
Shannon Weiss	Vice President	None
Mark Werner	Vice President	None
Nathaniel Young	Assistant Vice President	None
David Zappone	Vice President	None
Jordan Zdatny	Assistant Vice President	None

(c)	Not applicable.
Item 33.
LOCATION OF ACCOUNTS AND RECORDS
Omitted pursuant to Instruction 3 of Item 33 of Form N-1A.
Item 34.
MANAGEMENT SERVICES
Not applicable.
Item 35.
UNDERTAKINGS
Not applicable.

SIGNATURES
Pursuant to the requirements of the Securities Act of 1933 and the Investment Company Act of 1940, as amended, the Registrant certifies that it meets all the requirements for effectiveness of this Amendment to the Registration Statement under Rule 485(b) under the Securities Act of 1933 and has duly caused this Post-Effective Amendment to the Registration Statement to be signed on its behalf by the undersigned, duly authorized, in the City of New York and State of New York on the 10th day of February, 2023.
THE ALGER ETF TRUST
By:	/s/ Hal Liebes
Hal Liebes, President

ATTEST:	/s/ Tina Payne
Tina Payne, Secretary
Pursuant to the requirements of the Securities Act of 1933, this Amendment has been signed below by the following persons in the capacities and on the dates indicated.
Signature	Title	Date
/s/ Hal Liebes	President (Principal Executive Officer)	February 10, 2023
Hal Liebes
/s/ Michael D. Martins	Treasurer (Principal Financial Officer)	February 10, 2023
Michael D. Martins
*	Trustee	February 10, 2023
Charles F. Baird
*	Trustee	February 10, 2023
Roger P. Cheever
*	Trustee	February 10, 2023
Hilary M. Alger
*	Trustee	February 10, 2023
David Rosenberg
*	Trustee	February 10, 2023
Nathan E. Saint-Amand

*By:	/s/ Hal Liebes
Hal Liebes Attorney-In-Fact

Exhibit Index
Exhibit No.	Description of Exhibit
(a-7)	Certificate of Designation (Alger Weatherbie Enduring Growth ETF), dated December 6, 2022
(d-2)	Amendment to IMA, dated December 6, 2022
(d-3)	Contract to Support Fee Waiver/Expense Reimbursement, dated December 6, 2022
(d-6)	Amendment to Sub-Advisory Agreement, dated December 6, 2022
(e-2)	Amendment to Amended & Restated Distribution Agreement, dated December 6, 2022
(g-7)	Amendment to Custodian Agreement, dated January 18, 2023
(h-3)	Amendment to TA Agreement, dated January 18, 2023
(i-2)	Opinion of Sullivan & Worcester (Alger Weatherbie Enduring Growth ETF)
(j)	Consent of Independent Registered Public Accounting Firm
(m)	Rule 12b-1 Plan, dated December 6, 2022